UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21825

AARP FUNDS

(Exact name of registrant as specified in charter)

650 F. STREET NW

WASHINGTON, DC 20004

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

LARRY C. RENFRO AARP FUNDS 650 F. STREET NW WASHINGTON, DC 20004	MARC R. DUFFY AARP FUNDS 650 F. STREET NW WASHINGTON, DC 20004

Registrant’s telephone number, including area code: (202) 434-3650

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Item 1.	Schedule of Investments.

AARP Conservative Fund

AARP Moderate Fund

AARP Aggressive Fund

AARP Money Market Fund

AARP Income Fund

U.S. Stock Market Portfolio

International Stock Market Portfolio

U.S. Bond Market Portfolio

AARP Conservative Fund

Portfolio of investments

March 31, 2008 (unaudited)

Mutual funds: 100.3%

	Shares	Value
U.S. Bond Market Portfolio[1]	1,191,689	$12,179,057
U.S. Stock Market Portfolio[1]	313,187	3,247,749
International Stock Market Portfolio[1]	70,665	811,937

Total investments: 100.3% (Identified cost $16,111,950) [2]		16,238,743

Other assets and liabilities, net: (0.3)%		(41,283)

Total net assets: 100.0%		$16,197,460

[1]	Affiliated issuer.
[2]

At March 31, 2008, the cost of investments for federal tax purposes was $16,111,950. The net unrealized appreciation of investments for federal tax purposes was $126,793. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $331,915 and net unrealized depreciation from investments for those securities having an excess of cost over value of $205,122.

Investment Valuation

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Conservative Fund is a Registered Investment Company (“RIC”) as well as a Fund of Fund, which invests all of its’ investable assets in other RIC’s, (AARP U.S. Bond Market, U.S. Stock Market or International Stock Market Portfolios). In regards to FAS 157 treatment, investments in other RIC’s are widely considered to be treated as level 1 securities due to the availability of a daily valued and quoted price for those underlying Portfolios. However, in the case of the underlying AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, certain of those securities fall into Level 2 or Level 3 FAS 157 pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings and certain foreign equity securities that could be fair valued at any particular point in time. The Level 2 and Level 3 securities held at a reporting period end will be separately identified in the Portfolio’s of Investments for the AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, respectively. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$16,238,743	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$16,238,743	$—

*	Other financial instruments include futures, forwards and swap contracts.

AARP Conservative Fund

Portfolio of investments

(Unaudited)

September 30, 2006 (Continued)

Transactions in affiliated issuers:

Name of Affiliated Issuer	Shares at 6/30/07	Gross Purchases and Additions	Gross Sales and Reductions	Shares at 3/31/08	Value at 3/31/08	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
U.S. Bond Market Portfolio	895,100	456,309	(159,720)	1,191,689	$12,179,057	$378,440	$12,086
U.S. Stock Market Portfolio	195,877	153,545	(36,235)	313,187	3,247,749	41,288	63,934
International Stock Market Portfolio	44,847	38,554	(12,736)	70,665	811,937	14,464	27,753

TOTAL					$16,238,743	$434,192	$103,773

See Notes to Financial Statements.

2

AARP Moderate Fund

Portfolio of investments

March 31, 2008 (unaudited)

Mutual funds: 100.1%

	Shares	Value
U.S. Bond Market Portfolio[1]	2,006,889	$20,510,405
U.S. Stock Market Portfolio[1]	1,582,288	16,408,324
International Stock Market Portfolio[1]	357,013	4,102,081

Total investments: 100.1% (Identified cost $41,598,625)[2]		41,020,810

Other assets and liabilities, net: (0.1)%		(50,610)

Total net assets: 100.0%		$40,970,200

[1]	Affiliated issuer.
[2]

At March 31, 2008, the cost of investments for federal tax purposes was $41,598,625. The net unrealized depreciation of investments for federal tax purposes was $577,815. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $593,537 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,171,352.

Investment Valuation

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Moderate Fund is a Registered Investment Company (“RIC”) as well as a Fund of Fund, which invests all of its’ investable assets in other RIC’s, (AARP U.S. Bond Market, U.S. Stock Market or International Stock Market Portfolios). In regards to FAS 157 treatment, investments in other RIC’s are widely considered to be treated as level 1 securities due to the availability of a daily valued and quoted price for those underlying Portfolios. However, in the case of the underlying AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, certain of those securities fall into Level 2 or Level 3 FAS 157 pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings and certain foreign equity securities that could be fair valued at any particular point in time. The Level 2 and Level 3 securities held at a reporting period end will be separately identified in the Portfolio’s of Investments for the AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, respectively. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$41,020,810	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$41,020,810	$—

*	Other financial instruments include futures, forwards and swap contracts.

AARP Moderate Fund

Portfolio of investments

March 31, 2008 (unaudited)

Transactions in affiliated issuers:

Name of Affiliated Issuer	Shares at 6/30/07	Gross Purchases and Additions	Gross Sales and Reductions	Shares at 3/31/08	Value at 3/31/08	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
U.S. Bond Market Portfolio	1,635,716	783,070	(411,897)	2,006,889	$20,510,405	$711,868	$52,654
U.S. Stock Market Portfolio	1,073,520	671,868	(163,100)	1,582,288	16,408,324	231,742	194,476
International Stock Market Portfolio	245,861	176,057	(64,905)	357,013	4,102,081	82,378	105,518

TOTAL					$41,020,810	$1,025,988	$352,648

See Notes to Financial Statements.

2

AARP Aggressive Fund

Portfolio of investments

March 31, 2008 (unaudited)

Mutual funds: 100.2%

	Shares	Value
U.S. Stock Market Portfolio[1]	1,516,048	$15,721,417
U.S. Bond Market Portfolio[1]	640,958	6,550,590
International Stock Market Portfolio[1]	342,067	3,930,355

Total investments: 100.2% (Identified cost $27,271,942)[2]		26,202,362

Other assets and liabilities, net: (0.2)%		(47,844)

Total net assets: 100.0%		$26,154,518

[1]	Affiliated issuer.
[2]

At March 31, 2008, the cost of investments for federal tax purposes was $27,271,942. The net unrealized depreciation of investments for federal tax purposes was $1,069,580. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $197,533 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,267,113.

Investment Valuation

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Aggressive Fund is a Registered Investment Company (“RIC”) as well as a Fund of Fund, which invests all of its’ investable assets in other RIC’s, (AARP U.S. Bond Market, U.S. Stock Market or International Stock Market Portfolios). In regards to FAS 157 treatment, investments in other RIC’s are widely considered to be treated as level 1 securities due to the availability of a daily valued and quoted price for those underlying Portfolios. However, in the case of the underlying AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, certain of those securities fall into Level 2 or Level 3 FAS 157 pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings and certain foreign equity securities that could be fair valued at any particular point in time. The Level 2 and Level 3 securities held at a reporting period end will be separately identified in the Portfolio’s of Investments for the AARP U.S. Bond Market, U.S. Stock Market and International Stock Market Portfolios, respectively. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$26,202,362	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$26,202,362	$—

*	Other financial instruments include futures, forwards and swap contracts.

AARP Aggressive Fund

Portfolio of investments

(Unaudited)

September 30, 2006 (Continued)

Transactions in affiliated issuers:

Name of Affiliated Issuer	Shares at 6/30/07	Gross Purchases and Additions	Gross Sales and Reductions	Shares at 3/31/08	Value at 3/31/08	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
U.S. Stock Market Portfolio	1,020,381	587,781	(92,114)	1,516,048	$15,721,417	$228,945	$151,652
U.S. Bond Market Portfolio	518,248	257,435	(134,725)	640,958	6,550,590	234,461	21,974
International Stock Market Portfolio	233,690	159,864	(51,487)	342,067	3,930,355	81,705	94,243

TOTAL					$26,202,362	$545,111	$267,869

See Notes to Financial Statements.

2

AARP Money Market Fund

Portfolio of investments

March 31, 2008 (unaudited)

Mutual funds: 100.0%

Value
Investment in State Street Money Market Portfolio[1]	$81,979,205
Total investments: 100.0% (Identified cost $81,979,205)	81,979,205

Other assets and liabilities, net: (0.0)%	(16,929)

Total net assets: 100.0%	$81,962,276

[1]	The investment portfolio of the State Street Money Market Portfolio is included below.

AARP Money Market Fund invests only in State Street Money Market Portfolio. At March 31, 2008, AARP Money Market Fund owned 1.04% of the State Street Money Market Portfolio.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Money Market Fund is a Registered Investment Company (“RIC”) as well as a Feeder into the State Street Money Market Master Portfolio. The AARP Money Market Fund invests all of its’ investable assets by purchasing shares directly into the State Street Money Market Portfolio, which is also a RIC. In regards to FAS 157 treatment, investments in other RIC’s are widely considered to be treated as level 1 securities due to the availability of a daily valued and quoted price for that underlying Portfolio. However, in the case of the State Street Money Market Portfolio, certain of those securities fall into Level 2 or Level 3 FAS 157 pricing hierarchy due to specific valuation circumstances, particularly amortized cost valuation method used for evaluating short term money market instruments. The Level 2 and Level 3 securities held at a reporting period end will be separately identified in the Portfolio of Investments for the State Street Money Market Master Portfolio. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$81,979,205	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$81,979,205	$—

*	Other financial instruments include futures, forwards and swap contracts.

AARP Money Market Fund (continued)

Portfolio of investments

March 31, 2008 (unaudited)

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (unaudited)

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost
COMMERCIAL PAPER—9.6%

Bank Domestic—3.3%
Bank of America Corp.	4.665%	04/24/2008	$60,000,000	$59,821,175
Bank of America Corp.	2.846%	07/08/2008	200,000,000	198,450,511

				258,271,686

Bank Foreign—2.5%
Societe Generale NA	3.120%	06/04/2008	150,000,000	149,168,000
Societe Generale NY	4.860%	04/24/2008	50,000,000	49,844,750

				199,012,750

Finance Captive Consumer—3.8%
General Electric Capital Corp	3.170%	05/22/2008	50,000,000	49,775,458
General Electric Capital Corp.	5.150%	04/04/2008	175,000,000	174,924,896
General Electric Capital Corp.	4.620%	04/21/2008	75,000,000	74,807,500

				299,507,854

TOTAL COMMERCIAL PAPER				756,792,290

CERTIFICATES OF DEPOSIT—3.8%

Bank Domestic—3.8%
Chase Bank USA NA	4.700%	05/06/2008	100,000,000	100,000,000
Citibank	2.990%	06/04/2008	200,000,000	200,000,000

TOTAL CERTIFICATES OF DEPOSIT				300,000,000

YANKEE CERTIFICATES OF DEPOSIT—47.6%

Bank Foreign—47.6%
Banco Bilbao Vizcaya	2.800%	06/30/2008	200,000,000	200,000,000
Banco Bilbao Vizcaya	2.805%	06/16/2008	105,000,000	105,001,100
Banco Bilbao Vizcaya	2.850%	06/13/2008	100,000,000	100,000,000
Banco Santander	2.770%	08/12/2008	250,000,000	250,000,000
Bank of Nova Scotia	4.220%	04/10/2008	55,000,000	55,000,000
Bank Scotland NY	3.300%	04/30/2008	175,000,000	175,000,000
Bank Scotland NY	4.720%	04/30/2008	50,000,000	50,000,000
Barclays Bank PLC	3.150%	07/30/2008	100,000,000	100,000,000
Barclays Bank PLC (a)	3.265%	09/12/2008	125,000,000	125,000,000
BNP Paribas NY	3.200%	05/01/2008	100,000,000	100,000,000
BNP Paribas NY	4.450%	05/08/2008	250,000,000	250,000,000
Calyon NY	2.920%	07/07/2008	100,000,000	99,999,333
Calyon NY	4.450%	05/08/2008	150,000,000	150,000,000
Deutsche Bank NY	3.800%	04/21/2008	75,000,000	75,000,000
Deutsche Bank NY	4.680%	04/01/2008	75,000,000	75,000,000
Deutsche Bank NY (a)	5.025%	04/29/2008	200,000,000	200,000,000
Fortis Bank New York	2.770%	06/30/2008	200,000,000	200,000,000
HBOS Treasury Services NY	4.810%	04/28/2008	100,000,000	100,000,000
Lloyds TSB Group PLC	2.960%	06/16/2008	200,000,000	200,002,090
Royal Bank of Scotland	2.820%	06/12/2008	100,000,000	100,000,000
Royal Bank of Scotland	4.350%	05/09/2008	250,000,000	250,000,000

AARP Money Market Fund (continued)

Portfolio of investments

March 31, 2008 (unaudited)

Svenska Handelsbanken AB	2.955%	06/04/2008	150,000,000	150,001,324
Svenska Handelsbanken AB	4.400%	04/08/2008	50,000,000	50,000,000
UBS AG Stamford CT	2.810%	07/11/2008	100,000,000	100,000,000
UBS AG Stamford CT	2.940%	07/03/2008	250,000,000	250,001,599
Unicredito Italiano Spa NY	3.880%	05/19/2008	150,000,000	150,001,974
Unicredito Italiano Spa NY	4.760%	04/04/2008	100,000,000	100,000,041

TOTAL YANKEE CERTIFICATES OF DEPOSIT				3,760,007,461

EURO CERTIFICATES OF DEPOSIT—10.8%

Bank Foreign—10.8%
Barclays Bank PLC	4.950%	06/13/2008	$100,000,000	$100,000,000
ING Bank Amsterdam	2.800%	07/14/2008	75,000,000	75,000,000
ING Bank Amsterdam	2.900%	07/07/2008	300,000,000	300,000,000
National Australia Bank	2.970%	06/02/2008	250,000,000	250,002,134
Societe Generale	5.375%	04/14/2008	50,000,000	50,000,087
ABN - AMRO London	3.050%	06/30/2008	75,000,000	75,018,293

TOTAL EURO CERTIFICATES OF DEPOSIT				850,020,514

BANK NOTES—2.9%

Bank Foreign—2.9%
BNP Paribas (a) (b)	3.060%	08/19/2008	25,000,000	25,000,000
Lloyds TSB Group PLC (a) (b)	3.050%	09/06/2008	100,000,000	100,000,000
Svenska Handelsbanken (a) (b)	2.589%	09/19/2008	100,000,000	100,000,000

TOTAL BANK NOTES				225,000,000

MASTER NOTE—1.3%
Goldman Sachs Group, Inc. (a) (c)	3.236%	08/20/2008	100,000,000	100,000,000

Total MASTER NOTE				100,000,000

MEDIUM TERM NOTES—5.2%

Bank Domestic—2.2%
American Express Credit Corp. (a)	2.536%	08/19/2008	20,000,000	20,000,000
JPMorgan Chase & Co. (a)	3.109%	09/02/2008	50,000,000	50,000,000
Procter & Gamble International Funding SCA (a)	3.140%	02/19/2009	24,000,000	24,000,000
Wells Fargo Company (a)	2.855%	08/15/2008	50,000,000	50,000,000
Wells Fargo Company (a)	2.855%	09/17/2008	30,000,000	30,000,000

				174,000,000

Bank Foreign—3.0%
Alliance & Leicester PLC (a) (b)	2.704%	08/29/2008	35,000,000	35,000,000
Bank of Scotland PLC (a) (b)	3.058%	09/08/2008	25,000,000	25,000,000
Caja de Ahorros y Monte de Piedad de Madrid (a) (b)	4.044%	08/12/2008	30,000,000	30,000,000
National Australia Bank Ltd. (a) (b)	3.075%	09/05/2008	20,000,000	20,000,000
UniCredito Italiano Bank Ireland PLC (a)	2.838%	09/12/2008	15,000,000	15,000,000
Westpac Banking Corp. (a) (b)	3.070%	09/05/2008	100,000,000	100,000,000
Westpac Banking Corp. (a) (b)	2.818%	09/15/2008	15,000,000	15,000,000

AARP Money Market Fund (continued)

Portfolio of investments

March 31, 2008 (unaudited)

				240,000,000

TOTAL MEDIUM TERM NOTES				414,000,000

PROMISSORY NOTE—0.6%
Goldman Sachs Group, Inc. (a) (c)	4.100%	07/15/2008	50,000,000	50,000,000

TOTAL PROMISSORY NOTE				50,000,000

REPURCHASE AGREEMENTS—17.8%

ABN AMRO Inc. Tri Party Repo, dated 03/31/08 (collateralized by Federal National Mortgage Associations, 5.200% - 7.000% due 08/27/12 - 04/01/37; Federal Home Loan Mortgage Corporations 5.500% due 12/01/35 - 11/01/37 and a US Treasury Bond 8.000% due 11/15/21 valued at $612,000,682); proceeds $600,044,167	2.650%	04/01/2008	600,000,000	600,000,000

Bank of America Tri Party Repo, dated 03/31/08 (collateralized by Federal National Mortgage Associations, 5.000% due 07/01/35 and a Federal Home Loan Mortgage Corporation, 5.000% due 05/01/35 valued at $535,500,000); proceeds $52,036,458	2.500%	04/01/2008	525,000,000	525,000,000

Credit Suisse First Boston Tri Party Repo, dated 03/31/08 (collateralized by Corporate Notes, 6.000% - 6.050% due 12/12/11 - 12/01/17 valued at $76,502,085); proceeds $75,006,458	3.100%	04/01/2008	$75,000,000	$75,000,000

Lehman Brothers Tri Party Repo, dated 03/31/08 (collateralized by Resolution Funding Strips, 0.000% - 8.625% due 07/15/08 - 01/15/29 valued at $209,349,749); proceeds $205,255,942	2.270%	04/01/2008	205,243,000	205,243,000

TOTAL REPURCHASE AGREEMENTS				1,405,243,000

TOTAL INVESTMENTS (d) †—99.6%				7,861,063,265

Other Assets in Excess of Liabilities—0.4%				33,981,664

NET ASSETS—100.0%				$7,895,044,929

(a)	Floating Rate Note- Interest rate shown is rate in effect at March 31, 2008
(b)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.
(c)	Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At March 31, 2008, these securities represented 1.9% of net assets.
(d)	Also represents the cost for federal tax purposes.

AARP Money Market Fund (continued)

Portfolio of investments

March 31, 2008 (unaudited)

†	Security valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	7,861,063,265
Level 3 – Significant Unobservable Inputs	—

Total	$7,861,063,265

AARP Income Fund

Portfolio of investments

March 31, 2008 (unaudited)

Mutual funds: 100.3%

	Shares	Value
U.S. Bond Market Portfolio[1]	438,322	$4,479,649
State Street Money Market Portfolio[2]	241,145	241,145

Total investments: 100.3% (Identified cost $4,646,265)[3]		4,720,794

Other assets and liabilities, net: (0.3)%		(15,190)

Total net assets: 100.0%		$4,705,604

[1]	Affiliated issuer.
[2]	Investment in non-controlled affiliate.
[3]

At March 31, 2008, the cost of investments for federal tax purposes was $4,646,265. The net unrealized appreciation of investments for federal tax purposes was $74,529. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $74,529 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Investment Valuation

The AARP Income Fund is a “fund of funds” because it invests substantially all of its assets in the U.S. Bond Market Portfolio, a series of AARP Portfolios, a separately registered investment company and the State Street Money Market Portfolio, one of the portfolios of State Street Master Funds, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Income Fund is a Registered Investment Company (“RIC”) as well as a Fund of Fund, which invests all of its’ investable assets in other RIC’s, (AARP U.S. Bond Market Portfolio, State Street Money Market Portfolio). In regards to FAS 157 treatment, investments in other RIC’s are widely considered to be treated as level 1 securities due to the availability of a daily valued and quoted price for those underlying Portfolios. However, in the case of the underlying AARP U.S. Bond Market and State Street Money Market Portfolio, certain of those securities fall into Level 2 or Level 3 FAS 157 pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings or the amortized cost valuation method used for evaluating short term money market instruments. The Level 2 and Level 3 securities held at a reporting period end will be separately identified in the Portfolio’s of Investments for the AARP U.S. Bond Market and State Street Money Market Portfolios, respectively. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$4,720,794	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$4,720,794	$—

*	Other financial instruments include futures, forwards and swap contracts.

AARP Income Fund (continued)

Portfolio of investments (unaudited)

September 30, 2006

Transactions in affiliated issuers:

Name of Affiliated Issuer	Shares at 6/30/07	Gross Purchases and Additions	Gross Sales and Reductions	Shares at 3/31/08	Value at 3/31/08	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
U.S. Bond Market Portfolio	230,057	334,634	(126,369)	438,322	$4,479,649	$113,503	$6,277
State Street Money Market Portfolio	119,330	195,666	(73,851)	241,145	241,145	$5,518	—

TOTAL					$4,720,794	$119,021	$6,277

See Notes to Financial Statements.

2

AARP Portfolios

U.S. Stock Market Portfolio

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—98.5%

Consumer Discretionary—10.3%
[1]99 Cents Only Stores	200	$1,978
Aaron Rents, Inc.	121	2,606
Abercrombie & Fitch Co.	296	21,649
1ACCO Brands Corp.	160	2,171
Advance Auto Parts, Inc.	408	13,892
[1]Aeropostale, Inc.	255	6,913
1AFC Enterprises, Inc.	100	899
[1]Aftermarket Technology Corp.	100	1,944
1A.H. Belo Corp.	50	572
[1]Amazon.com, Inc.	1,125	80,212
Ambassadors Group, Inc.	100	1,889
American Axle & Manufacturing Holdings, Inc.	200	4,100
American Eagle Outfitters, Inc.	684	11,977
American Greetings Corp.	200	3,710
Ameristar Casinos, Inc.	158	2,884
Andersons, Inc.	100	4,461
[1]AnnTaylor Stores Corp.	169	4,086
ArvinMeritor, Inc.	200	2,502
Asbury Automotive Group, Inc.	100	1,376
Autoliv, Inc.	300	15,060
[1]AutoNation, Inc.	463	6,931
[1]AutoZone, Inc.	159	18,099
[1]Avis Budget Group, Inc.	288	3,059
[1]Bare Escentuals, Inc.	200	4,684
Barnes & Noble, Inc.	226	6,927
[1]Beacon Roofing Supply, Inc.	75	750
Beazer Homes USA, Inc.	88	832
Bebe Stores, Inc.	100	1,075
[1]Bed Bath & Beyond, Inc.	979	28,880
Belo Corp.	250	2,643
Best Buy Co., Inc.	1,286	53,318
Big 5 Sporting Goods Corp.	100	877
[1]Big Lots, Inc.	370	8,251
1BJ’s Wholesale Club, Inc.	253	9,030
Black & Decker Corp.	227	15,005
[1]Blockbuster, Inc.	300	978
[1]Blue Nile, Inc.	100	5,415
Blyth, Inc.	100	1,972
Bob Evans Farms, Inc.	90	2,483
Borders Group, Inc.	100	587
BorgWarner, Inc.	460	19,794
Boyd Gaming Corp.	158	3,160
[1]Brightpoint, Inc.	105	878
Brinker International, Inc.	385	7,142
[1]Brocade Communications Systems, Inc.	1,495	10,914
Brown Shoe Co., Inc.	130	1,959
Brunswick Corp.	299	4,775
Buckle, Inc.	100	4,473
Building Material Holding Corp.	40	175
Burger King Holdings, Inc.	287	7,938
[1]Cabela’s, Inc.	94	1,331
[1]Cablevision Systems Corp.	847	18,151
[1]California Pizza Kitchen, Inc.	150	1,967
Callaway Golf Co.	220	3,230
[1]Carmax, Inc.	758	14,720
Carnival Corp.	1,553	62,865
[1]Carter’s, Inc.	160	2,584
Cato Corp.	100	1,494
CBRL Group, Inc.	107	3,827
CBS Corp.	2,257	49,835
1CEC Entertainment, Inc.	150	4,332
Centex Corp.	435	10,531
[1]Champion Enterprises, Inc.	210	2,106
[1]Charlotte Russe Holding, Inc.	100	1,734
[1]Charming Shoppes, Inc.	250	1,208
[1]Charter Communications, Inc.	1,200	1,022
[1]Cheesecake Factory	270	5,883
[1]Chico’s FAS, Inc.	499	3,548
[1]Childrens Place Retail Stores, Inc.	130	3,193
[1]Chipotle Mexican Grill, Inc., Class A	42	4,764
[1]Chipotle Mexican Grill, Inc., Class B	60	5,825
Choice Hotels International, Inc.	100	3,411
Christopher & Banks Corp.	100	999
Churchill Downs, Inc.	100	4,724
Cinemark Holdings, Inc.	200	2,558
Circuit City Stores, Inc.	500	1,990
Citadel Broadcasting Corp.	395	656
CKE Restaurants, Inc.	200	2,244
1CKX, Inc.	200	1,904
Clear Channel Communications, Inc.	1,713	50,054
[1]Coach, Inc.	1,293	38,984
[1]Coldwater Creek, Inc.	175	884
[1]Collective Brands, Inc.	180	2,182
Columbia Sportswear Co.	55	2,422
Comcast Corp., Class A	7,108	137,469
Comcast Corp., Special Class A	3,560	67,533
Cooper Tire & Rubber Co.	210	3,144
[1]Copart, Inc.	300	11,628
Costco Wholesale Corp.	1,566	101,743
[1]Cox Radio, Inc.	100	1,188
1CROCS, Inc.	302	5,276
1CSK Auto Corp.	100	931
1CTC Media, Inc.	100	2,775
Darden Restaurants, Inc.	500	16,275
[1]Deckers Outdoor Corp.	37	3,989
[1]Dick’s Sporting Goods, Inc.	286	7,659
Dillard’s, Inc.	143	2,461
1DIRECTV Group, Inc.	2,576	63,859
1DISH Network Corp.	709	20,370
[1]Dolby Laboratories, Inc.	200	7,252
[1]Dollar Tree, Inc.	731	20,168
Domino’s Pizza, Inc.	152	2,050
D.R. Horton, Inc.	977	15,388

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Consumer Discretionary—(continued)
[1]DreamWorks Animation SKG, Inc.	260	$6,703
[1]Dress Barn, Inc.	80	1,035
1DSW, Inc.	100	1,295
1DTS, Inc.	100	2,400
Eastman Kodak Co.	1,063	18,783
Entercom Communications Corp.	60	596
[1]Entravision Communications Corp.	200	1,332
Ethan Allen Interiors, Inc.	150	4,265
E.W. Scripps Co.	360	15,124
[1]Exide Technologies	400	5,240
[1]Expedia, Inc.	719	15,739
Family Dollar Stores, Inc.	484	9,438
Federal Signal Corp.	100	1,396
Finish Line, Inc.	80	381
[1]Fleetwood Enterprises, Inc.	200	920
Foot Locker, Inc.	604	7,109
[1]Ford Motor Co.	6,172	35,304
Fortune Brands, Inc.	600	41,700
[1]Fossil, Inc.	180	5,497
Fred’s, Inc.	100	1,025
Furniture Brands International, Inc.	80	936
[1]GameStop Corp., Class A	532	27,510
Gannett Co., Inc.	850	24,692
Gap, Inc.	2,030	39,950
Garmin Ltd.	437	23,602
GateHouse Media, Inc.	100	584
[1]Gaylord Entertainment Co.	194	5,876
[1]Gemstar-TV Guide International, Inc.	1,116	5,245
General Motors Corp.	1,619	30,842
[1]Genesco, Inc.	40	924
Gentex Corp.	573	9,827
[1]Getty Images, Inc.	201	6,432
[1]Goodyear Tire & Rubber Co.	680	17,544
Group 1 Automotive, Inc.	100	2,348
1GSI Commerce, Inc.	100	1,315
Guess?, Inc.	156	6,313
[1]Gymboree Corp.	124	4,945
[1]Hanesbrands, Inc.	359	10,483
Harley-Davidson, Inc.	928	34,800
Harman International Industries, Inc.	217	9,448
Harte-Hanks, Inc.	180	2,461
Hasbro, Inc.	513	14,313
Hearst-Argyle Television, Inc.	87	1,795
[1]Helen of Troy Ltd.	100	1,677
[1]Hertz Global Holdings, Inc.	400	4,824
[1]Hibbett Sports, Inc.	60	926
HNI Corp.	108	2,904
Home Depot, Inc.	6,074	169,890
[1]Hot Topic, Inc.	200	862
[1]Hovnanian Enterprises, Inc.	96	1,018
Idearc, Inc.	600	2,184
IHOP Corp.	30	1,437
[1]Insight Enterprises, Inc.	180	3,150
Interactive Data Corp.	170	4,840
Interface, Inc.	100	1,405
[1]Interline Brands, Inc.	100	1,855
International Game Technology	1,100	44,231
International Speedway Corp.	150	6,180
[1]Interpublic Group of Cos., Inc.	1,560	13,120
[1]inVentiv Health, Inc.	100	2,881
1J. Crew Group, Inc.	200	8,834
[1]Jack in the Box, Inc.	262	7,040
[1]Jakks Pacific, Inc.	100	2,757
JCPenney Co., Inc.	767	28,924
1Jo-Ann Stores, Inc.	100	1,473
John Wiley & Sons, Inc.	170	6,749
Johnson Controls, Inc.	2,146	72,535
Jones Apparel Group, Inc.	322	4,321
[1]Jos A. Bank Clothiers, Inc.	100	2,050
Journal Communications, Inc.	200	1,476
K-Swiss, Inc.	50	791
KB Home	274	6,776
Kimball International, Inc.	100	1,072
Knoll, Inc.	106	1,223
[1]Knology, Inc.	100	1,295
[1]Kohl’s Corp.	1,102	47,265
[1]Krispy Kreme Doughnuts, Inc.	200	610
La-Z-Boy, Inc.	200	1,668
[1]Lamar Advertising Co.	284	10,204
Lancaster Colony Corp.	60	2,398
Landry’s Restaurants, Inc.	100	1,628
[1]Las Vegas Sands Corp.	388	28,572
[1]Lear Corp.	240	6,218
Lee Enterprises, Inc.	80	801
Leggett & Platt, Inc.	544	8,296
Lennar Corp.	393	7,392
[1]Liberty Global, Inc.	685	22,249
[1]Liberty Media Corp. - Entertainment	1,760	39,846
[1]Liberty Media Holding Corp. - Capital	440	6,926
[1]Liberty Media Holding Corp. - Interactive	2,004	32,345
[1]Life Time Fitness, Inc.	100	3,121
Limited Brands, Inc.	1,187	20,298
[1]Lions Gate Entertainment Corp.	400	3,900
[1]Live Nation, Inc.	151	1,832
Liz Claiborne, Inc.	302	5,481
1LKQ Corp.	392	8,808
[1]LodgeNet Entertainment Corp.	100	609
Lowe’s Cos., Inc.	5,295	121,467
1M&F Worldwide Corp.	50	1,870
[1]Macrovision Corp.	190	2,565

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Consumer Discretionary—(continued)
Macy’s, Inc.	1,556	$35,881
Marcus Corp.	100	1,920
Marriott International, Inc.	1,215	41,747
[1]Marvel Entertainment, Inc.	200	5,358
Mattel, Inc.	1,426	28,377
Matthews International Corp.	160	7,720
McClatchy Co.	116	1,241
McDonald’s Corp.	4,320	240,926
McGraw-Hill Cos., Inc.	1,232	45,522
MDC Holdings, Inc.	100	4,379
Media General, Inc.	40	561
[1]Mediacom Communications Corp.	200	866
Men’s Wearhouse, Inc.	160	3,723
Meredith Corp.	189	7,229
[1]Meritage Homes Corp.	30	580
1MGM Mirage	382	22,450
Modine Manufacturing Co.	60	869
[1]Mohawk Industries, Inc.	188	13,463
[1]Morgans Hotel Group Co.	100	1,482
Movado Group, Inc.	100	1,949
[1]Move, Inc.	300	924
National CineMedia, Inc.	200	4,496
[1]Nautilus, Inc.	100	329
[1]NetFlix, Inc.	160	5,544
New York Times Co.	501	9,459
Newell Rubbermaid, Inc.	958	21,909
News Corp., Class A	6,460	121,125
News Corp., Class B	1,503	28,617
Nike, Inc.	1,312	89,216
Nordstrom, Inc.	731	23,831
[1]NutriSystem, Inc.	111	1,673
1NVR, Inc.	16	9,560
O’Charleys, Inc.	100	1,152
1O’Reilly Automotive, Inc.	413	11,779
[1]Office Depot, Inc.	991	10,951
OfficeMax, Inc.	290	5,551
Omnicom Group, Inc.	1,182	52,221
Orient-Express Hotels Ltd.	216	9,323
Oxford Industries, Inc.	42	946
[1]Pacific Sunwear of California, Inc.	190	2,396
[1]Panera Bread Co.	173	7,247
[1]Papa John’s International, Inc.	60	1,453
[1]Penn National Gaming, Inc.	290	12,682
Penske Automotive Group, Inc.	154	2,997
PEP Boys-Manny Moe & Jack	100	996
PetSmart, Inc.	482	9,852
1PF Chang’s China Bistro, Inc.	40	1,138
Phillips-Van Heusen, Corp.	208	7,887
[1]Pier 1 Imports, Inc.	300	1,884
[1]Pinnacle Entertainment, Inc.	170	2,176
Polaris Industries, Inc.	160	6,562
Polo Ralph Lauren Corp.	276	16,088
Pool Corp.	180	3,400
[1]Priceline.com, Inc.	127	15,349
Pulte Homes, Inc.	848	12,338
[1]Quiksilver, Inc.	350	3,434
[1]Radio One, Inc.	300	456
RadioShack Corp.	440	7,150
1RC2 Corp.	100	2,097
[1]Red Robin Gourmet Burgers, Inc.	41	1,540
Regal Entertainment Group	180	3,472
Regis Corp.	160	4,398
[1]Rent-A-Center, Inc.	200	3,670
[1]Retail Ventures, Inc.	100	485
1R.H. Donnelley Corp.	283	1,432
Ross Stores, Inc.	493	14,770
Royal Caribbean Cruises Ltd.	485	15,956
Ruby Tuesday, Inc.	200	1,500
Ryland Group, Inc.	206	6,775
[1]Saks, Inc.	553	6,896
[1]Scholastic Corp.	133	4,026
[1]School Specialty, Inc.	40	1,262
[1]Scientific Games Corp.	180	3,800
Sealy Corp.	100	760
[1]Sears Holdings Corp.	277	28,279
[1]Select Comfort Corp.	175	630
Sherwin-Williams Co.	421	21,488
[1]Shuffle Master, Inc.	60	321
Sinclair Broadcast Group, Inc.	200	1,782
[1]Sirius Satellite Radio, Inc.	4,825	13,800
[1]Six Flags, Inc.	300	492
[1]Skechers U.S.A., Inc.	100	2,021
[1]Smith & Wesson Holding Corp.	100	502
Snap-On, Inc.	229	11,645
Sonic Automotive, Inc.	100	2,055
[1]Sonic Corp.	236	5,201
Speedway Motorsports, Inc.	100	2,507
Stage Stores, Inc.	90	1,458
Standard-Pacific Corp.	183	889
Stanley Works	290	13,810
Staples, Inc.	2,482	54,877
[1]Starbucks Corp.	2,690	47,075
Starwood Hotels & Resorts Worldwide, Inc.	689	35,656
[1]Steak N Shake Co.	100	787
[1]Steven Madden Ltd.	54	925
Superior Industries International, Inc.	100	2,075
Talbots, Inc.	100	1,078
Target Corp.	2,855	144,691
Tempur-Pedic International, Inc.	200	2,200
[1]Tenneco, Inc.	180	5,029
[1]Texas Roadhouse, Inc.	152	1,490
Thor Industries, Inc.	150	4,466
Tiffany & Co.	500	20,920
Tim Hortons, Inc.	700	23,835

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Consumer Discretionary—(continued)
[1]Timberland Co.	170	$2,334
Time Warner, Inc.	13,073	183,283
[1]Tivo, Inc.	300	2,628
TJX Cos., Inc.	1,611	53,276
[1]Toll Brothers, Inc.	422	9,909
Toro Co.	200	8,278
[1]Tractor Supply Co.	179	7,074
Triarc Cos., Inc. Class A	150	945
Triarc Cos., Inc. Class B	200	1,382
1TRW Automotive Holdings Corp.	160	3,739
Tupperware Brands Corp.	280	10,830
[1]Tween Brands, Inc.	150	3,711
[1]Under Armour, Inc.	122	4,465
UniFirst Corp.	100	3,709
[1]United Rentals, Inc.	302	5,690
[1]Universal Electronics, Inc.	100	2,421
[1]Urban Outfitters, Inc.	426	13,355
[1] Vail Resorts, Inc.	78	3,767
V.F. Corp.	336	26,043
[1]Viacom, Inc.	2,100	83,202
Virgin Media, Inc.	1,069	15,041
[1]Visteon Corp.	210	790
WABCO Holdings, Inc.	191	8,713
Wabtec Corp.	170	6,402
Wal-Mart Stores, Inc.	8,631	454,681
Walt Disney Co.	6,540	205,225
[1]Warnaco Group, Inc.	180	7,099
Warner Music Group Corp.	80	398
Washington Post Co.	21	13,891
1WCI Communities, Inc.	50	168
Wendy’s International, Inc.	322	7,425
1WESCO International, Inc.	214	7,809
[1]Westwood One, Inc.	130	273
Whirlpool Corp.	308	26,728
Williams-Sonoma, Inc.	288	6,981
Winnebago Industries, Inc.	40	676
1WMS Industries, Inc.	150	5,396
Wolverine World Wide, Inc.	200	5,802
Wyndham Worldwide Corp.	577	11,932
Wynn Resorts Ltd.	231	23,248
1XM Satellite Radio Holdings, Inc.	1,212	14,083
Yum! Brands, Inc.	1,839	68,429
[1]Zale Corp.	170	3,359
[1]Zumiez, Inc.	100	1,569

Total Consumer Discretionary		5,322,057

Consumer Staples—8.4%
Alberto-Culver Co.	313	8,579
[1]Alliance One International, Inc.	300	1,812
Altria Group, Inc.	7,564	167,921
Anheuser-Busch Cos., Inc.	2,630	124,793
Archer-Daniels-Midland Co.	2,087	85,901
Avon Products, Inc.	1,516	59,943
[1]Boston Beer Co., Inc.	100	4,754
Brown-Forman Corp.	200	13,244
Bunge Ltd.	438	38,053
Campbell Soup Co.	847	28,756
Casey’s General Stores, Inc.	180	4,068
[1]Central European Distribution Corp.	100	5,819
[1]Central Garden and Pet Co.	40	184
[1]Central Garden and Pet Co., Class A (Non-voting)	80	355
[1]Chattem, Inc.	51	3,383
[1]Chiquita Brands International, Inc.	178	4,114
Church & Dwight Co., Inc.	232	12,584
Clorox Co.	513	29,056
Coca-Cola Co.	7,470	454,699
Coca-Cola Enterprises, Inc.	911	22,046
Colgate-Palmolive Co.	1,836	143,043
ConAgra Foods, Inc.	1,771	42,415
[1]Constellation Brands, Inc.	610	10,779
Corn Products International, Inc.	251	9,322
CVS Corp.	5,311	215,149
Dean Foods Co.	469	9,422
Del Monte Foods Co.	760	7,243
[1]Elizabeth Arden, Inc.	100	1,995
Estee Lauder Cos., Inc.	430	19,715
Flowers Foods, Inc.	255	6,311
General Mills, Inc.	1,229	73,593
[1]Great Atlantic & Pacific Tea Co.	112	2,937
[1]Green Mountain Coffee Roasters, Inc.	100	3,165
H.J. Heinz Co.	1,149	53,969
[1]Hain Celestial Group, Inc.	180	5,310
[1]Hansen Natural Corp.	252	8,896
Herbalife Ltd.	150	7,125
Hershey Co.	597	22,489
Hormel Foods Corp.	289	12,040
Ingles Markets, Inc.	100	2,459
J&J Snack Foods Corp.	100	2,747
J.M. Smucker Co.	228	11,539
Kellogg Co.	999	52,507
Kimberly-Clark Corp.	1,535	99,084
Kraft Foods, Inc.	5,567	172,633
Kroger Co.	2,343	59,512
Lance, Inc.	100	1,960
Loews Corp.-Carolina Group	396	28,730
Longs Drug Stores Corp.	140	5,944
McCormick & Co., Inc.	433	16,008
Molson Coors Brewing Co.	476	25,023
Nash Finch Co.	100	3,398
1NBTY, Inc.	190	5,691
Nu Skin Enterprises, Inc.	300	5,406
[1]Pantry, Inc.	30	632
Pepsi Bottling Group, Inc.	460	15,599

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Consumer Staples—(continued)
PepsiAmericas, Inc.	200	$5,106
PepsiCo, Inc.	5,782	417,460
[1]Performance Food Group Co.	170	5,556
[1]Philip Morris International, Inc.	7,564	382,587
Pilgrim’s Pride Corp.	152	3,075
[1]Prestige Brands Holdings, Inc.	100	818
Procter & Gamble Co.	11,149	781,210
[1]Ralcorp Holdings, Inc.	98	5,699
Reddy Ice Holdings, Inc.	100	1,303
[1]Rite Aid Corp.	2,350	6,909
Ruddick Corp.	100	3,686
Safeway, Inc.	1,605	47,107
[1]Sally Beauty Holdings, Inc.	190	1,311
Sanderson Farms, Inc.	100	3,801
Sara Lee Corp.	2,527	35,327
Seaboard Corp.	1	1,565
Sensient Technologies Corp.	161	4,748
[1]Smithfield Foods, Inc.	359	9,248
[1]Steiner Leisure Ltd.	100	3,300
SUPERVALU, Inc.	764	22,905
SYSCO Corp.	2,179	63,235
[1]Tejon Ranch Co.	100	3,732
[1]Terra Industries, Inc.	361	12,826
Tootsie Roll Industries, Inc.	106	2,673
[1]TreeHouse Foods, Inc.	100	2,286
Tyson Foods, Inc.	930	14,834
[1]United Natural Foods, Inc.	160	2,994
Universal Corp.	109	7,143
UST, Inc.	539	29,386
Vector Group Ltd.	105	1,847
Walgreen Co.	3,571	136,019
WD-40 Co.	100	3,325
Whole Foods Market, Inc.	489	16,122
[1]Winn-Dixie Stores, Inc.	300	5,388
Wm. Wrigley Jr. Co.	715	44,931

Total Consumer Staples		4,323,316

Energy—11.8%
[1]Allis-Chalmers Energy, Inc.	100	1,379
Anadarko Petroleum Corp.	1,680	105,890
Apache Corp.	1,198	144,742
[1]Arena Resources, Inc.	100	3,871
Atlas America, Inc.	67	4,049
1ATP Oil & Gas Corp.	148	4,843
[1]Atwood Oceanics, Inc.	88	8,071
Baker Hughes, Inc.	1,149	78,706
[1]Basic Energy Services, Inc.	100	2,208
Berry Petroleum Co.	160	7,438
[1]Bill Barrett Corp.	140	6,615
BJ Services Co.	1,015	28,938
1BPZ Resources, Inc.	200	4,346
Cabot Oil & Gas Corp.	359	18,252
[1]Cameron International Corp.	800	33,312
CARBO Ceramics, Inc.	30	1,203
[1]Carrizo Oil & Gas, Inc.	100	5,927
[1]Cheniere Energy, Inc.	160	3,168
Chesapeake Energy Corp.	1,627	75,086
Chevron Corp.	7,581	647,114
Cimarex Energy Co.	306	16,750
1CNX Gas Corp.	100	3,228
[1]Complete Production Services, Inc.	100	2,294
[1]Comstock Resources, Inc.	160	6,448
ConocoPhillips	5,458	415,954
[1]Contango Oil & Gas Co.	66	4,264
[1]Continental Resources, Inc.	200	6,378
[1]Core Laboratories NV	78	9,305
Crosstex Energy, Inc.	119	4,040
[1]Dawson Geophysical Co.	34	2,295
[1]Delta Petroleum Corp.	200	4,508
[1]Denbury Resources, Inc.	836	23,868
Devon Energy Corp.	1,521	158,686
Diamond Offshore Drilling, Inc.	253	29,449
[1]Dresser-Rand Group, Inc.	305	9,379
[1]Dril-Quip, Inc.	180	8,365
El Paso Corp.	2,545	42,349
[1]Encore Acquisition Co.	160	6,445
[1]Energy Partners Ltd.	87	824
ENSCO International, Inc.	523	32,750
EOG Resources, Inc.	887	106,440
Equitable Resources, Inc.	415	24,444
[1]Evergreen Energy, Inc.	90	139
1EXCO Resources, Inc.	329	6,087
[1]Exterran Holdings, Inc.	231	14,909
Exxon Mobil Corp.	19,707	1,666,818
[1]Flotek Industries, Inc.	100	1,459
1FMC Technologies, Inc.	500	28,445
[1]Forest Oil Corp.	261	12,779
Frontier Oil Corp.	353	9,623
General Maritime Corp.	40	944
[1]Global Industries Ltd.	330	5,310
[1]Goodrich Petroleum Corp.	90	2,707
[1]Grant Prideco, Inc.	450	22,149
[1]Grey Wolf, Inc.	540	3,661
[1]GulfMark Offshore, Inc.	100	5,472
Halliburton Co.	3,175	124,873
[1]Harvest Natural Resources, Inc.	100	1,206
[1]Helix Energy Solutions Group, Inc.	297	9,356
Helmerich & Payne, Inc.	400	18,748
[1]Hercules Offshore, Inc.	262	6,581
Hess Corp.	1,037	91,443
Holly Corp.	211	9,160
[1]Hornbeck Offshore Services, Inc.	100	4,567
1ION Geophysical Corp.	200	2,760
Lufkin Industries, Inc.	56	3,574
Marathon Oil Corp.	2,550	116,280
[1]Mariner Energy Inc	300	8,103

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Energy—(continued)
[1]Matrix Service Co.	100	$1,718
1McMoRan Exploration Co.	200	3,458
Murphy Oil Corp.	651	53,473
[1]Nabors Industries Ltd.	1,002	33,838
1NATCO Group, Inc.	100	4,675
[1]National Oilwell Varco, Inc.	1,300	75,894
[1]Newfield Exploration Co.	491	25,949
[1]Newpark Resources, Inc.	300	1,530
Noble Corp.	997	49,521
Noble Energy, Inc.	622	45,282
Occidental Petroleum Corp.	2,979	217,973
[1]Oceaneering International, Inc.	180	11,340
[1]Oil States International, Inc.	183	8,200
[1]Oilsands Quest, Inc.	600	2,364
[1]Pacific Ethanol, Inc.	100	440
[1]Parallel Petroleum Corp.	82	1,605
[1]Parker Drilling Co.	270	1,744
Patterson-UTI Energy, Inc.	577	15,106
Penn Virginia Corp.	160	7,054
[1]Petroleum Development Corp.	50	3,464
[1]PetroQuest Energy, Inc.	200	3,468
[1]Pioneer Drilling Co.	171	2,724
Pioneer Natural Resources Co.	450	22,104
[1]Plains Exploration & Production Co.	438	23,275
[1]Pride International, Inc.	559	19,537
[1]Quicksilver Resources, Inc.	400	14,612
Range Resources Corp.	552	35,024
[1]Rosetta Resources, Inc.	208	4,091
Rowan Cos., Inc.	399	16,431
RPC, Inc.	100	1,519
Schlumberger Ltd.	4,296	373,752
1SEACOR Holdings, Inc.	80	6,829
Smith International, Inc.	700	44,961
St. Mary Land & Exploration Co.	216	8,316
[1]Stone Energy Corp.	140	7,323
Sunoco, Inc.	433	22,720
[1]Superior Energy Services	300	11,886
[1]Swift Energy Co.	140	6,299
1T-3 Energy Services, Inc.	58	2,468
Tesoro Corp.	505	15,150
[1]Tetra Technologies, Inc.	220	3,485
Tidewater, Inc.	247	13,612
[1]Transocean, Inc.	1,122	151,694
[1]Trico Marine Services, Inc.	100	3,897
[1]Ultra Petroleum Corp.	553	42,857
[1]Unit Corp.	212	12,010
1US BioEnergy Corp.	200	1,180
Valero Energy Corp.	1,984	97,434
W&T Offshore, Inc.	113	3,854
1W-H Energy Services, Inc.	160	11,016
[1]Warren Resources, Inc.	200	2,374
[1]Weatherford International Ltd.	1,227	88,921
Western Refining, Inc.	100	1,347
[1]Whiting Petroleum Corp.	150	9,698
[1]Willbros Group, Inc.	100	3,060
Williams Cos., Inc.	2,144	70,709
XTO Energy, Inc.	1,743	107,822

Total Energy		6,112,861

Financials—17.0%
[2]Acadia Realty Trust	100	2,415
ACE Ltd.	1,195	65,797
Advanta Corp.	81	569
[1]Affiliated Managers Group, Inc.	102	9,255
AFLAC, Inc.	1,758	114,182
[1,2]Alexander’s, Inc.	8	2,836
[2]Alexandria Real Estate Equities, Inc.	106	9,828
Alfa Corp.	100	2,198
[1]Alleghany Corp.	19	6,618
Allied Capital Corp.	550	10,136
Allied World Assurance Holdings Ltd.	200	7,940
Allstate Corp.	1,932	92,852
2AMB Property Corp.	344	18,720
AMBAC Financial Group, Inc.	1,089	6,262
AMCORE Financial, Inc.	110	2,239
[2]American Campus Communities, Inc.	100	2,736
American Capital Strategies Ltd.	702	23,980
American Equity Investment Life Holding Co.	200	1,856
American Express Co.	3,757	164,256
American Financial Group, Inc.	218	5,572
[2]American Financial Realty Trust	300	2,382
American International Group, Inc.	7,800	337,350
[1]AmeriCredit Corp.	364	3,665
Ameriprise Financial, Inc.	842	43,658
Amtrust Financial Services, Inc.	100	1,621
Anchor BanCorp Wisconsin, Inc.	100	1,897
Annaly Mortgage Management, Inc.	1,570	24,052
[2]Anthracite Capital, Inc.	200	1,320
[2]Anworth Mortgage Asset Corp.	200	1,226
AON Corp.	964	38,753
[2]Apartment Investment & Management Co.	333	11,904
Apollo Investment Corp.	476	7,535
[2]Arbor Realty Trust, Inc.	130	1,960
[1]Arch Capital Group Ltd.	205	14,077
[1]Ares Capital Corp.	333	4,190
[1]Argo Group International Holdings Ltd.	145	5,150
Arthur J. Gallagher & Co.	333	7,865
[2]Ashford Hospitality Trust, Inc.	300	1,704
Aspen Insurance Holdings Ltd.	300	7,914

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Financials—(continued)
Associated Banc-Corp	400	$10,652
Assurant, Inc.	350	21,301
Assured Guaranty Ltd.	190	4,511
Astoria Financial Corp.	340	9,234
[2]AvalonBay Communities, Inc.	290	27,991
Axis Capital Holdings Ltd.	458	15,563
BancorpSouth, Inc.	232	5,373
Bank Mutual Corp.	200	2,148
Bank of America Corp.	16,036	607,925
Bank of Hawaii Corp.	200	9,912
Bank of New York Mellon Corp.	4,148	173,096
BankAtlantic Bancorp, Inc.	200	782
[1]Bankrate, Inc.	100	4,989
BankUnited Financial Corp.	126	631
Banner Corp.	21	484
BB&T Corp.	1,935	62,036
Bear Stearns Cos., Inc.	353	3,703
[1]Berkshire Hathaway, Inc.	35	156,551
[2]BioMed Realty Trust, Inc.	210	5,017
BOK Financial Corp.	96	5,014
Boston Private Financial Holdings, Inc.	160	1,694
[2]Boston Properties, Inc.	434	39,958
[2]Brandywine Realty Trust	240	4,070
2BRE Properties, Inc.	200	9,112
Broadridge Financial Solutions, Inc.	444	7,814
Brookdale Senior Living, Inc.	104	2,486
Brookline Bancorp, Inc.	190	2,181
Brown & Brown, Inc.	424	7,369
Calamos Asset Management, Inc.	76	1,237
[2]Camden Property Trust	230	11,546
Capital One Financial Corp.	1,488	73,239
[2]Capital Trust, Inc.	10	270
CapitalSource, Inc.	446	4,313
Capitol Bancorp Ltd.	100	2,114
Capitol Federal Financial	60	2,249
[2]CapLease, Inc.	100	777
Cascade Bancorp	100	956
Cash America International, Inc.	95	3,458
Cathay General Bancorp	100	2,073
1CB Richard Ellis Group, Inc.	821	17,766
1CBIZ, Inc.	200	1,624
2CBL & Associates Properties, Inc.	234	5,506
[2]Cedar Shopping Centers, Inc.	100	1,168
[1]Centennial Bank Holdings, Inc.	100	628
Central Pacific Financial Corp.	60	1,131
Charles Schwab Corp.	3,583	67,468
Chemical Financial Corp.	100	2,384
Chubb Corp.	1,398	69,173
Cincinnati Financial Corp.	537	20,427
CIT Group, Inc.	628	7,442
Citigroup, Inc.	18,560	397,555
Citizens Banking Corp.	207	2,573
City Holding Co.	100	3,990
City National Corp.	152	7,518
CME Group, Inc.	177	83,031
Cohen & Steers, Inc.	100	2,649
Colonial BancGroup, Inc.	434	4,179
[2]Colonial Properties Trust	163	3,920
Columbia Banking System, Inc.	100	2,238
Comerica, Inc.	577	20,241
Commerce Bancshares, Inc.	215	9,026
Commerce Group, Inc.	200	7,212
Community Bank System, Inc.	90	2,210
Community Trust Bancorp, Inc.	80	2,344
[1]CompuCredit Corp.	100	887
[1]Conseco, Inc.	699	7,130
[2]Corporate Office Properties Trust SBI MD	170	5,714
[1]Corrections Corp. of America	418	11,503
Corus Bankshares, Inc.	60	584
Countrywide Financial Corp.	1,906	10,483
[2]Cousins Properties, Inc.	90	2,224
Crystal River Capital, Inc.	100	893
Cullen/Frost Bankers, Inc.	202	10,714
CVB Financial Corp.	137	1,426
DCT Industrial Trust, Inc.	600	5,976
[2]Deerfield Capital Corp.	136	192
Delphi Financial Group	175	5,115
[2]Developers Diversified Realty Corp.	430	18,008
[2]DiamondRock Hospitality Co.	400	5,068
[2]Digital Realty Trust, Inc.	200	7,100
Dime Community Bancshares	180	3,146
Discover Financial Services	1,597	26,143
Douglas Emmett, Inc.	300	6,618
Downey Financial Corp.	30	551
[2]Duke Realty Corp.	551	12,568
1E*Trade Financial Corp.	1,209	4,667
East West Bancorp, Inc.	182	3,231
[2]EastGroup Properties, Inc.	80	3,717
Eaton Vance Corp.	374	11,411
Employers Holdings, Inc.	200	3,708
Endurance Specialty Holdings Ltd.	228	8,345
[1]Enstar Group Ltd.	31	3,449
[2]Entertainment Properties Trust	160	7,893
[2]Equity Lifestyle Properties, Inc.	150	7,406
[2]Equity One, Inc.	90	2,157
[2]Equity Residential	1,000	41,490
Erie Indemnity Co.	108	5,529
[2]Essex Property Trust, Inc.	76	8,662
[1]Euronet Worldwide, Inc.	88	1,695
Everest Re Group Ltd.	209	18,712
[2]Extra Space Storage, Inc.	180	2,914

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Financials—(continued)
1EZCORP, Inc.	100	$1,231
Fannie Mae	3,517	92,567
FBL Financial Group, Inc.	100	2,849
1FCStone Group, Inc.	100	2,770
[2]Federal Realty Investment Trust	190	14,810
Federated Investors, Inc.	321	12,570
[2]FelCor Lodging Trust, Inc.	140	1,684
Fidelity National Financial, Inc.	749	13,729
Fidelity National Information Services, Inc.	708	27,003
Fifth Third Bancorp	1,679	35,125
Financial Federal Corp.	75	1,636
First American Corp.	265	8,994
First BanCorp	320	3,251
First Busey Corp.	100	2,112
[1]First Cash Financial Services, Inc.	100	1,033
First Charter Corp.	100	2,671
First Citizens BancShares, Inc.	10	1,394
First Commonwealth Financial Corp.	206	2,388
First Community Bancorp, Inc.	150	4,028
First Financial Bankshares, Inc.	100	4,098
First Financial Corp.	40	1,231
First Financial Holdings, Inc.	100	2,346
First Horizon National Corp.	432	6,052
[2]First Industrial Realty Trust, Inc.	171	5,282
First Marblehead Corp.	175	1,306
First Merchants Corp.	130	3,710
First Midwest Bancorp, Inc.	190	5,276
First Niagara Financial Group, Inc.	300	4,077
[2]First Potomac Realty Trust	100	1,537
[1]FirstFed Financial Corp.	30	815
FirstMerit Corp.	219	4,525
Flagstar Bancorp, Inc.	100	722
Flagstone Reinsurance Holdings Ltd.	100	1,210
FNB Corp.	150	2,342
Forest City Enterprises, Inc.	245	9,016
[1]Forestar Real Estate Group, Inc.	200	4,982
Franklin Resources, Inc.	621	60,231
[2]Franklin Street Properties Corp.	261	3,738
Freddie Mac	2,335	59,122
[1]Fremont General Corp.	80	38
[2]Friedman, Billings, Ramsey Group, Inc.	200	340
Frontier Financial Corp.	120	2,122
Fulton Financial Corp.	525	6,452
1FX Real Estate and Entertainment, Inc.	40	235
GAMCO Investors, Inc.	60	3,022
[2]General Growth Properties, Inc.	846	32,292
Genworth Financial, Inc.	1,561	35,341
[2]Getty Realty Corp.	120	1,912
GFI Group, Inc.	64	3,667
Glacier Bancorp, Inc.	190	3,642
[2]Glimcher Realty Trust	100	1,196
2GMH Communities Trust	170	1,476
Goldman Sachs Group, Inc.	1,280	211,699
[2]Gramercy Capital Corp.	100	2,093
Greenhill & Co., Inc.	56	3,895
[1]Guaranty Financial Group, Inc.	200	2,124
Hancock Holding Co.	60	2,521
Hanmi Financial Corp.	100	739
Hanover Insurance Group, Inc.	216	8,886
Harleysville Group, Inc.	100	3,609
Harleysville National Corp.	100	1,442
Hartford Financial Services Group, Inc.	1,180	89,409
HCC Insurance Holdings, Inc.	430	9,757
[2]Health Care Property Investors, Inc.	793	26,811
[2]Health Care REIT, Inc.	336	15,164
[2]Healthcare Realty Trust, Inc.	175	4,576
[1]HealthExtras, Inc.	70	1,739
[2]Highwoods Properties, Inc.	190	5,903
Hilb, Rogal & Hobbs Co.	150	4,721
[1]Hilltop Holdings, Inc.	100	1,040
[2]Home Properties, Inc.	160	7,678
Horace Mann Educators Corp.	120	2,098
[2]Hospitality Properties Trust	378	12,860
[2]Host Hotels & Resorts, Inc.	1,812	28,847
2HRPT Properties Trust	604	4,065
Hudson City Bancorp, Inc.	1,734	30,657
Huntington Bancshares, Inc.	1,238	13,308
IBERIABANK Corp.	60	2,655
2IMPAC Mortgage Holdings, Inc.	200	254
Independent Bank Corp.	90	2,660
IndyMac Bancorp, Inc.	236	1,171
Infinity Property & Casualty Corp.	50	2,080
[2]Inland Real Estate Corp.	150	2,282
Integra Bank Corp.	33	535
[1]Interactive Brokers Group, Inc.	200	5,134
[1]IntercontinentalExchange, Inc.	190	24,795
International Bancshares Corp.	200	4,516
Invesco Ltd. Com	1,400	34,104
[1]Investment Technology Group, Inc.	189	8,728
[1]Investors Bancorp, Inc.	200	3,070
[2]Investors Real Estate Trust	94	919
IPC Holdings Ltd.	180	5,040
[2]iStar Financial, Inc.	469	6,580
Jackson Hewitt Tax Service, Inc.	60	688
Janus Capital Group, Inc.	600	13,962
Jefferies Group, Inc.	356	5,742

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Financials—(continued)
Jones Lang LaSalle, Inc.	140	$10,828
JPMorgan Chase & Co.	12,063	518,106
1KBW, Inc.	100	2,205
KeyCorp	1,413	31,015
[2]Kilroy Realty Corp.	126	6,188
[2]Kimco Realty Corp.	870	34,078
[2]Kite Realty Group Trust	100	1,400
[1]Knight Capital Group, Inc.	270	4,385
LandAmerica Financial Group, Inc.	30	1,184
2LaSalle Hotel Properties	159	4,568
Legg Mason, Inc.	468	26,199
Lehman Brothers Holdings, Inc.	1,594	59,998
Leucadia National Corp.	610	27,584
[2]Lexington Corporate Properties Trust	230	3,314
[2]Liberty Property Trust	300	9,333
Lincoln National Corp.	1,005	52,260
Loews Corp.	1,530	61,537
2LTC Properties, Inc.	100	2,571
M&T Bank Corp.	258	20,764
[2]Macerich Co.	291	20,449
[2]Mack-Cali Realty Corp.	288	10,284
[2]Maguire Properties, Inc.	80	1,145
[1]Markel Corp.	32	14,079
Marsh & McLennan Cos., Inc.	1,845	44,926
Marshall & Ilsley Corp.	844	19,581
Max Capital Group, Ltd.	180	4,714
MB Financial, Inc.	100	3,078
MBIA, Inc.	727	8,884
MCG Capital Corp.	200	1,818
[2]Medical Properties Trust, Inc.	100	1,132
Mercury General Corp.	156	6,912
Merrill Lynch & Co., Inc.	2,891	117,779
MetLife, Inc.	2,649	159,629
2MFA Mortgage Investments, Inc.	360	2,268
MGIC Investment Corp.	290	3,054
[2]Mid-America Apartment Communities, Inc.	70	3,489
Midland Co.	100	6,493
Montpelier Re Holdings Ltd.	310	4,976
Moody’s Corp.	777	27,063
Morgan Stanley	3,422	156,385
[1]Morningstar, Inc.	100	6,135
Municipal Mortgage & Equity LLC	100	515
1NASDAQ Stock Market, Inc.	474	18,325
National City Corp.	2,192	21,810
National Financial Partners Corp.	150	3,371
[2]National Health Investors, Inc.	100	3,125
National Penn Bancshares, Inc.	306	5,566
[2]National Retail Properties, Inc.	270	5,954
Nationwide Financial Services	227	10,733
[2]Nationwide Health Properties, Inc.	331	11,171
[1]Navigators Group, Inc.	100	5,440
NBT Bancorp, Inc.	85	1,887
New York Community Bancorp, Inc.	1,094	19,933
NewAlliance Bancshares, Inc.	300	3,678
[2]Newcastle Investment Corp.	100	826
Northern Trust Corp.	718	47,725
[2]NorthStar Realty Finance Corp.	100	817
Northwest Bancorp, Inc.	100	2,733
Nymex Holdings, Inc.	300	27,189
NYSE Euronext	461	28,448
[1]Ocwen Financial Corp.	100	444
Odyssey Re Holdings Corp.	100	3,675
Old National Bancorp	228	4,104
Old Republic International Corp.	838	10,819
Omega Healthcare Investors, Inc.	249	4,323
OneBeacon Insurance Group Ltd.	100	1,902
optionsXpress Holdings, Inc.	100	2,071
Pacific Capital Bancorp	100	2,150
Park National Corp.	20	1,417
[2]Parkway Properties, Inc.	45	1,663
PartnerRe Ltd.	190	14,497
[2]Pennsylvania Real Estate Investment Trust	160	3,902
People’s United Financial, Inc.	1,296	22,434
PFF Bancorp, Inc.	54	449
[1]Philadelphia Consolidated Holding Co.	187	6,021
Phoenix Cos., Inc.	280	3,419
[1]Pico Holdings, Inc.	100	3,023
[1]Piper Jaffray Cos.	40	1,358
Platinum Underwriters Holdings Ltd.	180	5,843
[2]Plum Creek Timber Co., Inc.	584	23,769
PMI Group, Inc.	270	1,571
PNC Financial Services Group, Inc.	1,222	80,127
Popular, Inc.	948	11,054
Portfolio Recovery Associates, Inc.	47	2,016
[2]Post Properties, Inc.	172	6,643
Principal Financial Group, Inc.	953	53,101
PrivateBancorp, Inc.	44	1,385
[1]ProAssurance Corp.	150	8,075
Progressive Corp.	2,400	38,568
[2]ProLogis	952	56,035
Prosperity Bancshares, Inc.	99	2,837
Protective Life Corp.	300	12,168
Provident Bankshares Corp.	80	859

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Financials—(continued)
Provident Financial Services, Inc.	150	$2,121
Provident New York Bancorp	230	3,105
Prudential Financial, Inc.	1,627	127,313
2PS Business Parks, Inc.	74	3,841
[2]Public Storage, Inc.	454	40,233
Radian Group, Inc.	286	1,879
2RAIT Investment Trust	100	694
[2]Ramco-Gershenson Properties Trust	35	739
Raymond James Financial, Inc.	318	7,308
[2]Realty Income Corp.	308	7,891
[2]Redwood Trust, Inc.	140	5,089
[2]Regency Centers Corp.	301	19,493
Regions Financial Corp.	2,445	48,289
Reinsurance Group of America, Inc.	166	9,037
RenaissanceRe Holdings Ltd.	302	15,677
Renasant Corp.	100	2,250
RLI Corp.	40	1,983
S&T Bancorp, Inc.	100	3,217
SAFECO Corp.	395	17,333
Safety Insurance Group, Inc.	100	3,413
Sandy Spring Bancorp, Inc.	90	2,477
[2]Saul Centers, Inc.	54	2,713
Security Capital Assurance Ltd.	100	52
SEI Investments Co.	560	13,826
Selective Insurance Group	218	5,206
[2]Senior Housing Properties Trust	362	8,579
[1]Signature Bank	70	1,785
[2]Simon Property Group, Inc.	800	74,328
2SL Green Realty Corp.	196	15,968
1SLM Corp.	1,876	28,797
South Financial Group, Inc.	207	3,076
Sovereign Bancorp, Inc.	1,304	12,153
[2]Sovran Self Storage, Inc.	70	2,990
St. Joe Co.	305	13,094
StanCorp Financial Group, Inc.	237	11,307
[3]State Street Corp.	1,420	112,180
Sterling Bancorp	120	1,864
Sterling Bancshares, Inc.	150	1,491
[1]Sterling Financial Corp. (PA)	100	1,745
Sterling Financial Corp. (WA)	90	1,405
Stewart Information Services Corp.	40	1,120
[1]Stifel Financial Corp.	100	4,490
[2]Strategic Hotels & Resorts, Inc.	234	3,072
Student Loan Corp.	10	989
[2]Sun Communities, Inc.	120	2,460
[2]Sunstone Hotel Investors, Inc.	190	3,042
SunTrust Banks, Inc.	1,231	67,877
Susquehanna Bancshares, Inc.	428	8,718
1SVB Financial Group	155	6,764
SWS Group, Inc.	100	1,223
Synovus Financial Corp.	1,022	11,303
T. Rowe Price Group, Inc.	908	45,400
[2]Tanger Factory Outlet Centers, Inc.	90	3,462
[2]Taubman Centers, Inc.	210	10,941
TCF Financial Corp.	397	7,114
1TD Ameritrade Holding Corp.	989	16,328
[1]Texas Capital Bancshares, Inc.	100	1,688
TFS Financial Corp.	500	6,015
[2]Thornburg Mortgage, Inc.	522	553
Tompkins Trustco, Inc.	77	3,788
Torchmark Corp.	361	21,700
Tower Group, Inc.	100	2,517
Transatlantic Holdings, Inc.	99	6,569
Travelers Cos., Inc.	2,325	111,251
[1]Triad Guaranty, Inc.	26	130
TrustCo Bank Corp. NY	240	2,134
Trustmark Corp.	100	2,228
2U-Store-It Trust	110	1,246
UCBH Holdings, Inc.	430	3,337
UMB Financial Corp.	80	3,296
Umpqua Holdings Corp.	190	2,947
Union Bankshares Corp.	90	1,743
UnionBanCal Corp.	236	11,583
[1]United America Indemnity Ltd.	100	1,926
United Bankshares, Inc.	180	4,797
United Community Banks, Inc.	80	1,358
United Dominion Realty Trust, Inc.	504	12,358
United Fire & Casualty Co.	100	3,740
Unitrin, Inc.	200	7,068
[1]Universal American Financial Corp.	100	1,060
[2]Universal Health Realty Income Trust	30	999
UnumProvident Corp.	1,253	27,579
[2]Urstadt Biddle Properties, Inc.	180	2,831
U.S. Bancorp	6,210	200,956
Valley National Bancorp	369	7,088
[2]Ventas, Inc.	491	22,051
[2]Vornado Realty Trust	498	42,933
W Holding Co., Inc.	200	238
Wachovia Corp.	7,111	191,997
Waddell & Reed Financial, Inc.	320	10,282
Walter Industries, Inc.	187	11,712
Washington Federal, Inc.	330	7,537
Washington Mutual, Inc.	3,130	32,239
[2]Washington Real Estate Investment Trust	200	6,684
Washington Trust Bancorp, Inc.	110	2,730
Webster Financial Corp.	224	6,243
[2]Weingarten Realty Investors	295	10,160
Wells Fargo & Co.	11,450	333,195
WesBanco, Inc.	100	2,471

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Financials—(continued)
West Coast Bancorp	110	$1,605
Westamerica BanCorp.	151	7,943
Western Union Co.	2,690	57,216
White Mountains Insurance Group Ltd.	28	13,440
Whitney Holding Corp.	190	4,710
Willis Group Holdings Ltd.	500	16,805
Wilmington Trust Corp.	230	7,153
Wintrust Financial Corp.	50	1,748
[1]World Acceptance Corp.	45	1,433
W.R. Berkley Corp.	551	15,257
XL Capital Ltd.	600	17,730
Zenith National Insurance Corp.	140	5,020
Zions BanCorp.	370	16,853

Total Financials		8,763,357

Health Care—11.3%
[1]Abaxis, Inc.	100	2,317
Abbott Laboratories	5,554	306,303
[1]Abraxis Bioscience, Inc.	35	2,068
[1]Accuray, Inc.	195	1,523
[1]Acorda Therapeutics, Inc.	100	1,795
[1]Advanced Medical Optics, Inc.	239	4,852
[1]Advisory Board Co.	40	2,198
Aetna, Inc.	1,793	75,467
[1]Affymetrix, Inc.	193	3,360
[1]Air Methods Corp.	100	4,837
[1]Alexion Pharmaceuticals, Inc.	127	7,531
[1]Align Technology, Inc.	200	2,222
[1]Alkermes, Inc.	310	3,683
Allergan, Inc.	1,140	64,285
[1]Alnylam Pharmaceuticals, Inc.	100	2,440
[1]Alpharma, Inc.	150	3,932
1AMAG Pharmaceuticals, Inc.	100	4,043
[1]Amedisys, Inc.	133	5,232
[1]American Medical Systems Holdings, Inc.	190	2,696
[1]American Oriental Bioengineering, Inc.	200	1,620
1AMERIGROUP Corp.	180	4,919
AmerisourceBergen Corp.	620	25,408
[1]Amgen, Inc.	3,978	166,201
1AMN Healthcare Services, Inc.	100	1,542
1AmSurg Corp.	100	2,368
[1]Amylin Pharmaceuticals, Inc.	526	15,364
1APP Pharmaceuticals, Inc.	140	1,691
Applera Corp.—Applied Biosystems Group	600	19,716
[1]Applera Corp.—Celera Genomics Group	260	3,822
[1]Apria Healthcare Group, Inc.	170	3,358
[1]Arena Pharmaceuticals, Inc.	120	821
[1]ArthroCare Corp.	140	4,669
[1]Assisted Living Concepts, Inc.	200	1,178
[1]AtheroGenics, Inc.	70	56
[1]Auxilium Pharmaceuticals, Inc.	100	2,674
[1]Barr Pharmaceuticals, Inc.	418	20,194
Baxter International, Inc.	2,283	132,003
Beckman Coulter, Inc.	220	14,201
Becton Dickinson & Co.	900	77,265
[1]Bio-Rad Laboratories, Inc.	70	6,226
[1]Biogen Idec, Inc.	1,057	65,206
[1]BioMarin Pharmaceuticals, Inc.	352	12,450
[1]Boston Scientific Corp.	4,770	61,390
Bristol-Myers Squibb Co.	7,121	151,677
[1]Bruker BioSciences Corp.	200	3,078
Cardinal Health, Inc.	1,313	68,946
[1]Celgene Corp.	1,555	95,286
[1]Centene Corp.	160	2,230
[1]Cephalon, Inc.	248	15,971
[1]Cepheid, Inc.	200	4,878
[1]Charles River Laboratories International, Inc.	238	14,028
Cigna Corp.	1,019	41,341
[1]Community Health Systems, Inc.	379	12,723
[1]Conceptus, Inc.	100	1,856
1CONMED Corp.	100	2,564
Cooper Cos., Inc.	209	7,196
[1]Covance, Inc.	255	21,157
[1]Coventry Health Care, Inc.	525	21,184
Covidien Ltd.	1,790	79,207
C.R. Bard, Inc.	350	33,740
[1]Cross Country Healthcare, Inc.	100	1,237
[1]Cubist Pharmaceuticals, Inc.	170	3,131
1CV Therapeutics, Inc.	70	499
Datascope Corp.	62	2,569
1DaVita, Inc.	418	19,964
[1]Dendreon Corp.	255	1,229
DENTSPLY International, Inc.	560	21,616
[1]Edwards Lifesciences Corp.	243	10,826
Eli Lilly & Co.	3,663	188,974
[1]Emeritus Corp.	100	2,086
[1]Endo Pharmaceuticals Holdings, Inc.	426	10,198
[1]Enzo Biochem, Inc.	100	909
[1]eResearchTechnology, Inc.	100	1,242
[1]ev3, Inc.	262	2,133
[1]Exelixis, Inc.	250	1,738
[1]Express Scripts, Inc.	777	49,977
[1]Forest Laboratories, Inc.	1,086	43,451
[1]Gen-Probe, Inc.	166	8,001
[1]Genentech, Inc.	1,707	138,574
[1]Gentiva Health Services, Inc.	100	2,176
[1]Genzyme Corp.	974	72,602
[1]Geron Corp.	300	1,464
[1]Gilead Sciences, Inc.	3,407	175,563
[1]Haemonetics Corp.	140	8,341
[1]Halozyme Therapeutics, Inc.	100	636

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Health Care—(continued)
[1]Health Management Associates, Inc.	599	$3,169
[1]Health Net, Inc.	400	12,320
1HEALTHSOUTH Corp.	200	3,558
[1]HealthSpring, Inc.	100	1,408
[1]Healthways, Inc.	140	4,948
[1]Henry Schein, Inc.	364	20,894
Hillenbrand Industries, Inc.	234	11,185
1HLTH Corp.	617	5,886
[1]Hologic, Inc.	458	25,465
[1]Hospira, Inc.	577	24,678
[1]Human Genome Sciences, Inc.	470	2,768
[1]Humana, Inc.	615	27,589
1ICU Medical, Inc.	100	2,877
[1]Idexx Laboratories, Inc.	192	9,458
[1]Illumina, Inc.	220	16,698
1ImClone Systems, Inc.	260	11,029
[1]Immucor, Inc.	269	5,740
IMS Health, Inc.	632	13,278
[1]Incyte Corp.	300	3,153
[1]Integra LifeSciences Holdings Corp.	100	4,347
[1]InterMune, Inc.	100	1,458
[1]Intuitive Surgical, Inc.	139	45,085
Invacare Corp.	50	1,114
[1]Inverness Medical Innovations, Inc.	207	6,231
[1]Invitrogen Corp.	152	12,991
[1]Isis Pharmaceuticals, Inc.	300	4,233
Johnson & Johnson	10,275	666,539
[1]Kendle International, Inc.	100	4,492
[1]Keryx Biopharmaceuticals, Inc.	100	60
[1]Kindred Healthcare, Inc.	60	1,312
[1]Kinetic Concepts, Inc.	228	10,540
[1]King Pharmaceuticals, Inc.	860	7,482
1KV Pharmaceutical Co.	100	2,496
[1]Laboratory Corp. of America Holdings	420	30,946
LCA-Vision, Inc.	30	375
[1]LifeCell Corp.	120	5,044
[1]LifePoint Hospitals, Inc.	214	5,879
Ligand Pharmaceuticals, Inc.	100	400
[1]Lincare Holdings, Inc.	293	8,236
[1]Luminex Corp.	100	1,965
[1]Magellan Health Services, Inc.	160	6,350
[1]MannKind Corp.	100	597
[1]Martek Biosciences Corp.	160	4,891
[1]Matria Healthcare, Inc.	40	892
MAXIMUS, Inc.	100	3,671
McKesson Corp.	1,100	57,607
[1]Medarex, Inc.	350	3,098
[1]MedCath Corp.	100	1,820
[1]Medco Health Solutions, Inc.	1,930	84,515
[1]Medicines Co.	180	3,636
Medicis Pharmaceutical Corp.	170	3,347
[1]Medivation, Inc.	100	1,423
Medtronic, Inc.	4,153	200,881
Mentor Corp.	178	4,578
Merck & Co., Inc.	7,820	296,769
Meridian Bioscience, Inc.	150	5,015
[1]Millennium Pharmaceuticals, Inc.	1,060	16,388
[1]Millipore Corp.	191	12,875
Mine Safety Appliances Co.	140	5,767
Mylan Laboratories, Inc.	1,066	12,366
[1]Myriad Genetics, Inc.	170	6,849
[1]Nektar Therapeutics	310	2,151
[1]Neurocrine Biosciences, Inc.	40	216
[1]Noven Pharmaceuticals, Inc.	100	898
1NuVasive, Inc.	100	3,451
[1]Nuvelo, Inc.	200	142
Omnicare, Inc.	365	6,628
[1]Omnicell, Inc.	100	2,010
[1]Onyx Pharmaceuticals, Inc.	250	7,257
[1]OraSure Technologies, Inc.	100	731
[1]Orthofix International NV	30	1,193
1OSI Pharmaceuticals, Inc.	227	8,488
Owens & Minor, Inc.	160	6,294
[1]Palomar Medical Technologies, Inc.	35	529
[1]Par Pharmaceutical Cos., Inc.	150	2,609
[1]Parexel International Corp.	218	5,690
[1]Patterson Cos., Inc.	404	14,665
1PDL BioPharma, Inc.	451	4,776
[1]Pediatrix Medical Group, Inc.	160	10,784
Perrigo Co.	300	11,319
Pfizer, Inc.	24,525	513,308
Pharmaceutical Product Development, Inc.	406	17,011
[1]PharmaNet Development Group, Inc.	100	2,523
[1]PharMerica Corp.	64	1,060
[1]Progenics Pharmaceuticals, Inc.	100	653
1PSS World Medical, Inc.	200	3,332
[1]Psychiatric Solutions, Inc.	160	5,427
Quest Diagnostics, Inc.	601	27,207
[1]Quidel Corp.	100	1,606
[1]Regeneron Pharmaceuticals, Inc.	190	3,646
[1]Res-Care, Inc.	100	1,715
[1]ResMed, Inc.	280	11,810
[1]Rigel Pharmaceuticals, Inc.	33	616
[1]Salix Pharmaceuticals Ltd.	80	502
[1]Savient Pharmaceuticals, Inc.	200	4,000
Schering-Plough Corp.	5,834	84,068
[1]Sciele Pharma, Inc.	100	1,950
[1]Seattle Genetics, Inc.	263	2,393
[1]Sepracor, Inc.	339	6,617
Service Corp. International	870	8,822
[1]Sirona Dental Systems, Inc.	100	2,697

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Health Care—(continued)
[1]SonoSite, Inc.	100	$2,843
1St Jude Medical, Inc.	1,208	52,174
STERIS Corp.	190	5,098
Stewart Enterprises, Inc.	300	1,926
Stryker Corp.	1,023	66,546
[1]Sun Healthcare Group, Inc.	189	2,483
[1]Sunrise Senior Living, Inc.	150	3,342
[1]SurModics, Inc.	100	4,188
[1]Symmetry Medical, Inc.	100	1,660
[1]Techne Corp.	139	9,363
[1]Telik, Inc.	90	220
[1]Tenet Healthcare Corp.	1,747	9,888
[1]Theravance, Inc.	180	1,895
[1]Thoratec Corp.	170	2,429
[1]United Therapeutics Corp.	78	6,763
UnitedHealth Group, Inc.	4,622	158,812
Universal Health Services, Inc.	211	11,329
[1]Valeant Pharmaceuticals International	411	5,273
[1]Varian Medical Systems, Inc.	433	20,282
1VCA Antech, Inc.	300	8,205
[1]Vertex Pharmaceuticals, Inc.	473	11,300
[1]Viropharma, Inc.	180	1,609
[1]Warner Chilcott Ltd.	300	5,400
[1]Watson Pharmaceuticals, Inc.	367	10,760
[1]WellCare Health Plans, Inc.	106	4,129
[1]WellPoint, Inc.	2,090	92,232
West Pharmaceutical Services, Inc.	100	4,423
[1]Wright Medical Group, Inc.	100	2,414
Wyeth	4,816	201,116
[1]XenoPort, Inc.	100	4,047
[1]Zimmer Holdings, Inc.	851	66,259
[1]Zoll Medical Corp.	100	2,659
[1]ZymoGenetics, Inc.	100	980

Total Health Care		5,824,826

Industrials—13.0%
3M Co.	2,440	193,126
1AAR Corp.	156	4,254
ABM Industries, Inc.	190	4,264
1ABX Air, Inc.	200	588
Actuant Corp.	178	5,377
Acuity Brands, Inc.	205	8,805
Administaff, Inc.	130	3,069
Advance America Cash Advance Centers, Inc.	194	1,465
1AGCO Corp.	346	20,718
Aircastle Ltd.	100	1,125
[1]AirTran Holdings, Inc.	200	1,320
[1]Alaska Air Group, Inc.	104	2,040
Albany International Corp.	140	5,060
Alexander & Baldwin, Inc.	160	6,893
[1]Alliance Data Systems Corp.	286	13,588
[1]Alliant Techsystems, Inc.	122	12,631
[1]Allied Waste Industries, Inc.	1,164	12,583
1AMERCO, Inc.	37	2,112
[1]American Commercial Lines, Inc.	198	3,128
American Science & Engineering, Inc.	100	5,463
[1]American Superconductor Corp.	200	4,638
Ametek, Inc.	370	16,247
1AMR Corp.	942	8,497
A.O. Smith Corp.	100	3,287
Apogee Enterprises, Inc.	100	1,540
[1]Apollo Group, Inc.	495	21,384
Applied Industrial Technologies, Inc.	90	2,690
Arbitron, Inc.	150	6,474
Arkansas Best Corp.	140	4,460
Armstrong World Industries, Inc.	100	3,566
[1]Astec Industries, Inc.	100	3,876
[1]Atlas Air Worldwide Holdings, Inc.	46	2,530
Avery Dennison Corp.	400	19,700
[1]Badger Meter, Inc.	100	4,320
Baldor Electric Co.	111	3,108
[1]Bally Technologies, Inc.	205	7,040
Barnes Group, Inc.	101	2,318
1BE Aerospace, Inc.	387	13,526
Belden CDT, Inc.	180	6,358
[1]Blount International, Inc.	100	1,237
Boeing Co.	2,650	197,080
Bowne & Co., Inc.	100	1,525
Brady Corp.	160	5,349
Briggs & Stratton Corp.	170	3,043
[1]Bright Horizons Family Solutions, Inc.	150	6,456
Brink’s Co.	182	12,227
[1]Bristow Group, Inc.	100	5,367
Bucyrus International, Inc.	145	14,739
Burlington Northern Santa Fe Corp.	1,250	115,275
[1]Cal Dive International, Inc.	62	644
[1]Career Education Corp.	289	3,676
Carlisle Cos., Inc.	236	7,892
Cascade Corp.	37	1,824
Caterpillar, Inc.	2,289	179,206
[1]Cenveo, Inc.	211	2,207
[1]Ceradyne, Inc.	77	2,461
C.H. Robinson Worldwide, Inc.	569	30,954
[1]Chart Industries, Inc.	100	3,384
Chemed Corp.	140	5,908
[1]ChoicePoint, Inc.	271	12,900
Cintas Corp.	513	14,641
CIRCOR International, Inc.	100	4,625

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)
Industrials—(continued)
CLARCOR, Inc.	182	$6,470
[1]Clean Harbors, Inc.	100	6,500
[1]Cogent, Inc.	60	566
[1]Coinstar, Inc.	70	1,970
[1]Columbus McKinnon Corp.	100	3,098
Comfort Systems USA, Inc.	200	2,602
Con-way, Inc.	217	10,737
[1]Consolidated Graphics, Inc.	55	3,083
[1]Continental Airlines, Inc.	300	5,769
[1]Convergys Corp.	370	5,572
Cooper Industries Ltd.	652	26,178
[1]Corinthian Colleges, Inc.	230	1,663
Corporate Executive Board Co.	134	5,424
1CoStar Group, Inc.	38	1,634
[1]Covanta Holding Corp.	442	12,155
1CRA International, Inc.	100	3,214
Crane Co.	170	6,859
1CSG Systems International, Inc.	170	1,933
CSX Corp.	1,540	86,348
Cubic Corp.	100	2,843
Cummins, Inc.	666	31,182
Curtiss-Wright Corp.	180	7,466
Danaher Corp.	931	70,784
[1]Darling International, Inc.	400	5,180
Deere & Co.	1,600	128,704
[1]Delta Air Lines, Inc.	1,000	8,600
Deluxe Corp.	210	4,034
DeVry, Inc.	229	9,581
[1]Dionex Corp.	70	5,389
[1]Discovery Holding Co.	919	19,501
[1]Dollar Financial Corp.	100	2,300
[1]Dollar Thrifty Automotive Group	40	546
[1]Domtar Corp.	1,881	12,847
Donaldson Co., Inc.	259	10,433
Dover Corp.	764	31,920
[1]Drew Industries, Inc.	100	2,446
DRS Technologies, Inc.	152	8,859
1DST Systems, Inc.	170	11,176
Dun & Bradstreet Corp.	200	16,276
[1]Dycom Industries, Inc.	170	2,042
Dynamic Materials Corp.	100	4,320
[1]DynCorp International, Inc.	100	1,668
Eagle Bulk Shipping, Inc.	187	4,817
Eaton Corp.	517	41,189
1EMCOR Group, Inc.	254	5,641
Emerson Electric Co.	2,812	144,706
Encore Wire Corp.	100	1,821
[1]Energizer Holdings, Inc.	200	18,096
[1]Energy Conversion Devices, Inc.	100	2,990
[1]EnerSys	100	2,392
Ennis, Inc.	100	1,678
1EnPro Industries, Inc.	100	3,119
Equifax, Inc.	450	15,516
1ESCO Technologies, Inc.	140	5,561
[1]Esterline Technologies Corp.	150	7,555
[1]Evergreen Solar, Inc.	400	3,708
Expeditors International Washington, Inc.	772	34,879
FactSet Research Systems, Inc.	166	8,942
Fastenal Co.	481	22,092
FedEx Corp.	1,060	98,230
[1]Fiserv, Inc.	545	26,209
Flowserve Corp.	198	20,667
Fluor Corp.	321	45,312
[1]Force Protection, Inc.	300	603
Forward Air Corp.	150	5,316
[1]Foster Wheeler Ltd.	558	31,594
Franklin Electric Co., Inc.	36	1,230
FreightCar America, Inc.	40	1,372
1FTI Consulting, Inc.	160	11,366
[1]FuelCell Energy, Inc.	200	1,330
G&K Services, Inc.	56	1,994
[1]Gardner Denver, Inc.	180	6,678
GATX Corp.	175	6,837
Genco Shipping & Trading Ltd.	100	5,643
[1]GenCorp, Inc.	100	1,029
[1]General Cable Corp.	226	13,350
General Dynamics Corp.	1,253	104,463
General Electric Co.	36,372	1,346,128
[1]Genesee & Wyoming, Inc.	175	6,020
Genuine Parts Co.	629	25,298
[1]Geo Group, Inc.	224	6,371
[1]Global Cash Access Holdings, Inc.	100	586
Global Payments, Inc.	336	13,897
Goodrich Corp.	404	23,234
Graco, Inc.	190	6,889
Granite Construction, Inc.	177	5,790
[1]Griffon Corp.	100	860
1GSI Group, Inc.	100	778
H&R Block, Inc.	1,123	23,313
Harsco Corp.	280	15,506
[1]Headwaters, Inc.	50	660
Healthcare Services Group	150	3,096
Heartland Express, Inc.	320	4,563
Heartland Payment Systems, Inc.	100	2,301
Heico Corp.	100	3,923
Heidrick & Struggles International, Inc.	100	3,253
Herman Miller, Inc.	248	6,093
[1]Hewitt Associates, Inc.	343	13,641

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)
Industrials—(continued)
[1]Hexcel Corp.	336	$6,421
1HMS Holdings Corp.	104	2,969
Honeywell International, Inc.	2,547	143,702
Horizon Lines, Inc.	100	1,861
1HUB Group, Inc.	158	5,197
Hubbell, Inc.	216	9,437
[1]Huron Consulting Group, Inc.	33	1,371
[1]Iconix Brand Group, Inc.	200	3,470
IDEX Corp.	278	8,532
1II-VI, Inc.	100	3,798
Illinois Tool Works, Inc.	1,656	79,869
[1]Infinera Corp.	200	2,400
Ingersoll-Rand Co. Ltd.	1,012	45,115
[1]Insituform Technologies, Inc.	100	1,383
[1]Intermec, Inc.	198	4,394
[1]Iron Mountain, Inc.	682	18,032
1ITT Educational Services, Inc.	137	6,292
ITT Industries, Inc.	595	30,827
[1]Jacobs Engineering Group, Inc.	440	32,380
J.B. Hunt Transport Services, Inc.	375	11,786
[1]JetBlue Airways Corp.	350	2,030
Joy Global, Inc.	427	27,823
Kaman Corp.	100	2,829
[1]Kansas City Southern	300	12,033
Kaydon Corp.	70	3,074
KBR, Inc.	580	16,083
Kelly Services, Inc.	100	2,056
[1]Kenexa Corp.	100	1,848
Kennametal, Inc.	268	7,887
[1]Kforce, Inc.	100	884
[1]Kirby Corp.	180	10,260
Knight Transportation, Inc.	180	2,963
Koppers Holdings, Inc.	100	4,431
[1]Korn/Ferry International	180	3,042
L-3 Communications Holdings, Inc.	456	49,859
[1] Ladish Co., Inc.	71	2,556
Landauer, Inc.	100	5,062
Landstar System, Inc.	258	13,457
[1]Layne Christensen Co.	100	3,502
Lennox International, Inc.	200	7,194
Lincoln Electric Holdings, Inc.	208	13,414
Lindsay Corp.	55	5,636
Lockheed Martin Corp.	1,280	127,104
Manitowoc Co., Inc.	435	17,748
Manpower, Inc.	334	18,791
Masco Corp.	1,358	26,929
[1]MasTec, Inc.	200	1,642
Mastercard, Inc.	259	57,754
1McDermott International, Inc.	818	44,843
McGrath RentCorp	100	2,411
[1]Middleby Corp.	65	4,055
[1]Mobile Mini, Inc.	81	1,539
Molex, Inc.	280	6,121
MoneyGram International, Inc.	210	391
[1]Monster Worldwide, Inc.	446	10,798
[1]Moog, Inc.	170	7,176
MSC Industrial Direct Co.	224	9,464
Mueller Industries, Inc.	160	4,616
Mueller Water Products, Inc.	100	818
NACCO Industries, Inc.	21	1,700
[1]Navigant Consulting, Inc.	170	3,227
1NCI Building Systems, Inc.	40	968
[1]Net 1 UEPS Technologies, Inc.	100	2,255
Nordson Corp.	150	8,077
Norfolk Southern Corp.	1,377	74,799
Northrop Grumman Corp.	1,210	94,150
[1]Old Dominion Freight Line	60	1,910
[1]Orbital Sciences Corp.	261	6,290
Oshkosh Truck Corp.	235	8,526
Overseas Shipholding Group	85	5,953
[1]Owens Corning, Inc.	200	3,626
PACCAR, Inc.	1,248	56,160
Pacer International, Inc.	70	1,150
Pall Corp.	429	15,045
Parker Hannifin Corp.	590	40,869
Pentair, Inc.	389	12,409
[1]Perini Corp.	100	3,623
1PHH Corp.	170	2,963
Pitney Bowes, Inc.	777	27,211
[1]Pre-Paid Legal Services, Inc.	100	4,241
Precision Castparts Corp.	488	49,815
[1]Quanta Services, Inc.	642	14,875
Quintana Maritime Ltd.	200	4,736
[1]Raser Technologies, Inc.	200	1,718
Raven Industries, Inc.	100	3,030
Raytheon Co.	1,517	98,013
1RBC Bearings, Inc.	100	3,713
Regal-Beloit Corp.	160	5,861
Reliance Steel & Aluminum Co.	273	16,342
[1]Republic Airways Holdings, Inc.	100	2,166
Republic Services, Inc.	657	19,211
Resources Connection, Inc.	160	2,859
Reynolds American, Inc.	643	37,956
Robbins & Myers, Inc.	100	3,265
Robert Half International, Inc.	529	13,616
Rockwell Automation, Inc.	490	28,136
Rockwell Collins, Inc.	593	33,890
Rollins, Inc.	150	2,654
RR Donnelley & Sons Co.	748	22,672
Ryder System, Inc.	231	14,070
[1]Shaw Group, Inc.	281	13,246
Simpson Manufacturing Co., Inc.	160	4,349
SkyWest, Inc.	242	5,111
Sotheby’s Holdings	180	5,204
Southwest Airlines Co.	2,675	33,170

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)
Industrials—(continued)
[1]Spherion Corp.	200	$1,224
[1]Spirit Aerosystems Holdings, Inc.	387	8,584
SPX Corp.	200	20,980
Steelcase, Inc.	130	1,438
[1]Stericycle, Inc.	282	14,523
Strayer Education, Inc.	46	7,015
[1]SunPower Corp.	123	9,165
[1]Superior Essex, Inc.	100	2,812
[1]Team, Inc.	100	2,730
Teleflex, Inc.	140	6,679
[1]TeleTech Holdings, Inc.	109	2,448
Tennant Co.	100	3,981
[1]Terex Corp.	354	22,125
[1]Tetra Tech, Inc.	200	3,902
Textron, Inc.	922	51,097
[1]Thomas & Betts Corp.	170	6,183
Timken Co.	290	8,619
Titan International, Inc.	119	3,643
Total System Services, Inc.	566	13,397
[1]TransDigm Group, Inc.	100	3,705
Tredegar Corp.	100	1,821
Trinity Industries, Inc.	262	6,982
Triumph Group, Inc.	45	2,562
[1]TrueBlue, Inc.	370	4,973
Tyco Electronics Ltd.	1,751	60,094
Tyco International Ltd.	1,791	78,894
UAL Corp.	416	8,956
Union Pacific Corp.	900	112,842
United Parcel Service, Inc.	2,448	178,753
[1]United Stationers, Inc.	100	4,770
United Technologies Corp.	3,376	232,336
Universal Forest Products, Inc.	40	1,288
[1]Universal Technical Institute, Inc.	100	1,173
1URS Corp.	260	8,499
1US Airways Group, Inc.	220	1,960
1USG Corp.	256	9,426
UTi Worldwide, Inc.	184	3,695
[1]Valassis Communications, Inc.	60	651
Valmont Industries, Inc.	68	5,977
Viad Corp.	57	2,053
[1]VistaPrint Ltd.	126	4,404
Wabash National Corp.	100	899
[1]Waste Connections, Inc.	230	7,070
Waste Management, Inc.	1,830	61,415
Watsco, Inc.	140	5,799
Watson Wyatt Worldwide, Inc.	170	9,647
Watts Water Technologies, Inc.	91	2,551
Weight Watchers International, Inc.	109	5,050
Werner Enterprises, Inc.	180	3,341
Woodward Governor Co.	320	8,550
World Fuel Services Corp.	140	3,930
[1]Wright Express Corp.	110	3,380
W.W. Grainger, Inc.	247	18,868
1YRC Worldwide, Inc.	136	1,784

Total Industrials		6,718,617

Information Technology—15.1%
[1]3Com Corp.	1,050	2,404
Accenture Ltd.	2,217	77,972
1ACI Worldwide, Inc.	60	1,195
[1]Activision, Inc.	1,000	27,310
Acxiom Corp.	200	2,374
1ADC Telecommunications, Inc.	498	6,016
[1] Adobe Systems, Inc.	2,114	75,237
ADTRAN, Inc.	180	3,330
[1]Advanced Energy Industries, Inc.	100	1,326
[1]Advanced Micro Devices, Inc.	2,152	12,675
[1]Advent Software, Inc.	100	4,262
[1]Affiliated Computer Services, Inc.	372	18,641
[1]Agilent Technologies, Inc.	1,416	42,239
[1]Akamai Technologies, Inc.	591	16,643
[1]Allscripts Healthcare Solutions, Inc.	100	1,032
Altera Corp.	1,293	23,830
[1]American Reprographics Co.	104	1,543
[1]Amkor Technology, Inc.	336	3,595
Amphenol Corp.	616	22,946
[1]Anadigics, Inc.	200	1,312
Analog Devices, Inc.	1,098	32,413
Analogic Corp.	37	2,462
[1]Anixter International, Inc.	181	11,591
[1]Ansys, Inc.	300	10,356
[1]Apple Computer, Inc.	3,145	451,307
Applied Materials, Inc.	4,970	96,965
[1]Applied Micro Circuits Corp.	237	1,702
[1]Ariba, Inc.	200	1,932
[1]Arris Group, Inc.	642	3,735
[1]Arrow Electronics, Inc.	430	14,469
[1]Atheros Communications, Inc.	198	4,126
[1]Atmel Corp.	1,450	5,046
1ATMI, Inc.	70	1,948
[1]Autodesk, Inc.	847	26,664
Automatic Data Processing, Inc.	1,877	79,566
[1]Avid Technology, Inc.	150	3,651
[1]Avnet, Inc.	560	18,329
[1]Avocent Corp.	170	2,873
AVX Corp.	110	1,409
[1]Axcelis Technologies, Inc.	400	2,240
1BEA Systems, Inc.	1,380	26,427
[1]BearingPoint, Inc.	540	907
[1]Benchmark Electronics, Inc.	190	3,410
Black Box Corp.	30	925
Blackbaud, Inc.	194	4,710
[1]Blackboard, Inc.	100	3,333
[1]Blue Coat Systems, Inc.	100	2,204

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Information Technology—(continued)
1BMC Software, Inc.	740	$24,065
[1]Borland Software Corp.	200	404
[1]Broadcom Corp.	1,715	33,048
[1]Brooks Automation, Inc.	130	1,264
CA, Inc.	1,443	32,467
[1]Cabot Microelectronics Corp.	100	3,215
1CACI International, Inc.	165	7,516
[1]Cadence Design Systems, Inc.	838	8,950
[1]Cerner Corp.	227	8,463
[1]Checkpoint Systems, Inc.	160	4,296
[1]Ciber, Inc.	200	980
[1]Ciena Corp.	274	8,447
[1]Cirrus Logic, Inc.	300	2,016
[1]Cisco Systems, Inc.	21,787	524,849
[1]Citrix Systems, Inc.	670	19,651
1CMGI, Inc.	150	1,989
1CNET Networks, Inc.	380	2,698
[1]Cogent Communications Group, Inc.	100	1,831
Cognex Corp.	170	3,711
[1]Cognizant Technology Solutions Corp.	1,054	30,387
Cohu, Inc.	100	1,625
[1]CommScope, Inc.	297	10,337
[1]Commvault Systems, Inc.	100	1,240
[1]Computer Sciences Corp.	604	24,637
[1]Compuware Corp.	892	6,547
[1]Comtech Group, Inc.	100	1,079
[1]Comtech Telecommunications Corp.	62	2,418
[1]Concur Technologies, Inc.	200	6,210
[1]Conexant Systems, Inc.	660	383
Corning, Inc.	5,675	136,427
[1]Cree, Inc.	290	8,108
CTS Corp.	100	1,070
[1]Cymer, Inc.	150	3,906
[1]Cypress Semiconductor Corp.	536	12,655
Daktronics, Inc.	100	1,791
[1]Data Domain, Inc.	100	2,380
[1]DealerTrack Holdings, Inc.	100	2,022
[1]Dell, Inc.	7,611	151,611
Diebold, Inc.	255	9,575
[1]Digital River, Inc.	189	5,853
[1]Diodes, Inc.	144	3,162
1DSP Group, Inc.	100	1,274
[1]Earthlink, Inc.	390	2,944
[1]eBay, Inc.	3,904	116,495
[1]Echelon Corp.	100	1,350
[1]Eclipsys Corp.	180	3,530
[1]Electro Scientific Industries, Inc.	100	1,648
[1]Electronic Arts, Inc.	1,122	56,010
Electronic Data Systems Corp.	1,867	31,086
[1]Electronics for Imaging, Inc.	170	2,536
1EMC Corp.	7,560	108,410
[1]Emulex Corp.	400	6,496
[1]Entegris, Inc.	190	1,366
[1]Epicor Software Corp.	100	1,120
[1]Equinix, Inc.	110	7,314
[1]Exar Corp.	100	823
[1]Extreme Networks	300	930
1F5 Networks, Inc.	316	5,742
Fair Isaac Corp.	178	3,831
[1]Fairchild Semiconductor International, Inc.	370	4,410
1FARO Technologies, Inc.	72	2,245
1FEI Co.	100	2,183
[1]Finisar Corp.	792	1,014
[1]First Solar, Inc.	142	32,822
[1]Flextronics International Ltd.	2,928	27,494
[1]Flir Systems, Inc.	480	14,443
[1]FormFactor, Inc.	160	3,056
[1]Foundry Networks, Inc.	419	4,852
[1]Gartner, Inc.	210	4,061
[1]Google, Inc.	846	372,638
[1]Greatbatch, Inc.	100	1,841
[1]Harmonic, Inc.	300	2,280
Harris Corp.	495	24,022
Hewlett-Packard Co.	9,260	422,812
[1]Hittite Microwave Corp.	100	3,742
[1]Hutchinson Technology, Inc.	100	1,591
1IAC	683	14,179
1IHS, Inc.	161	10,354
IKON Office Solutions, Inc.	310	2,356
Imation Corp.	100	2,274
[1]Informatica Corp.	320	5,459
InfoSpace, Inc.	50	579
[1]Ingram Micro, Inc.	560	8,865
[1]Innerworkings, Inc.	100	1,403
[1]Integrated Device Technology, Inc.	604	5,394
Intel Corp.	21,002	444,822
[1]InterDigital Communications, Inc.	114	2,258
[1]InterNAP Network Services Corp.	100	496
International Business Machines Corp.	4,948	569,713
[1]International Rectifier Corp.	280	6,020
Intersil Corp.	470	12,065
[1]Interwoven, Inc.	100	1,068
[1]Intuit, Inc.	1,083	29,252
1INVESTools, Inc.	100	1,099
[1]Itron, Inc.	100	9,023
[1]j2 Global Communications, Inc.	160	3,571
Jabil Circuit, Inc.	608	5,752
Jack Henry & Associates, Inc.	246	6,069
1JDA Software Group, Inc.	100	1,825
[1]Juniper Networks, Inc.	1,761	44,025

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Information Technology—(continued)
[1]Kemet Corp.	279	$1,127
KLA-Tencor Corp.	673	24,968
[1]Knot, Inc.	100	1,175
[1]Kulicke & Soffa Industries, Inc.	200	956
1L-1 Identity Solutions, Inc.	100	1,330
[1]Lam Research Corp.	459	17,543
[1]Lattice Semiconductor Corp.	300	852
[1]Lawson Software, Inc.	400	3,012
[1]Lexmark International, Inc.	340	10,445
Linear Technology Corp.	804	24,675
[1]Littelfuse, Inc.	83	2,903
1LSI Logic Corp.	2,520	12,474
[1]Magma Design Automation, Inc.	100	957
[1]Manhattan Associates, Inc.	100	2,293
[1]ManTech International Corp.	100	4,536
[1]MarketAxess Holdings, Inc.	100	994
[1]Marvell Technology Group Ltd.	1,704	18,540
[1]Mattson Technology, Inc.	200	1,218
1McAfee, Inc.	580	19,192
1MEMC Electronic Materials, Inc.	829	58,776
[1]Mentor Graphics Corp.	300	2,649
[1]Metavante Technologies, Inc.	248	4,958
Methode Electronics, Inc.	100	1,169
[1]Mettler Toledo International, Inc.	120	11,654
Micrel, Inc.	208	1,928
Microchip Technology, Inc.	801	26,217
[1]Micron Technology, Inc.	2,796	16,692
1MICROS Systems, Inc.	284	9,559
[1]Microsemi Corp.	280	6,384
Microsoft Corp.	30,326	860,652
[1]MicroStrategy, Inc.	20	1,480
1MKS Instruments, Inc.	133	2,846
Molex, Inc.	191	4,424
[1]Monolithic Power Systems, Inc.	100	1,763
Motorola, Inc.	8,062	74,977
1MPS Group, Inc.	240	2,837
1MSC.Software Corp.	200	2,598
MTS Systems Corp.	100	3,226
National Instruments Corp.	170	4,444
National Semiconductor Corp.	999	18,302
1NAVTEQ Corp.	359	24,412
1NCR Corp.	585	13,356
[1]NetApp, Inc.	1,271	25,484
[1]NetGear, Inc.	100	1,995
[1]Newport Corp.	100	1,117
[1]Novatel Wireless, Inc.	100	968
[1]Novell, Inc.	1,220	7,674
[1]Novellus Systems, Inc.	394	8,294
[1]Nuance Communications, Inc.	490	8,531
1NVIDIA Corp.	1,860	36,809
[1]Omniture, Inc.	200	4,642
[1]OmniVision Technologies, Inc.	180	3,028
1ON Semiconductor Corp.	1,530	8,690
Openwave Systems, Inc.	110	270
[1]Oracle Corp.	14,726	288,041
Palm, Inc.	220	1,100
[1]Parametric Technology Corp.	352	5,625
Park Electrochemical Corp.	100	2,585
Paychex, Inc.	1,221	41,831
[1]Perficient, Inc.	100	794
PerkinElmer, Inc.	437	10,597
[1]Perot Systems Corp.	420	6,317
[1]Phase Forward, Inc.	200	3,416
[1]Photronics, Inc.	100	955
Plantronics, Inc.	160	3,090
[1]Plexus Corp.	170	4,768
1PMC-Sierra, Inc.	540	3,078
[1]Polycom, Inc.	330	7,438
[1]Powerwave Technologies, Inc.	330	842
[1]Progress Software Corp.	170	5,086
1QLogic Corp.	419	6,432
QUALCOMM, Inc.	5,909	242,269
Quality Systems, Inc.	49	1,464
[1]Quantum Corp.	800	1,712
[1]Quest Software, Inc.	200	2,614
[1]Rackable Systems, Inc.	110	1,003
[1]Rambus, Inc.	296	6,900
[1]RealNetworks, Inc.	180	1,031
[1]Red Hat, Inc.	709	13,039
1RF Micro Devices, Inc.	1,000	2,660
[1]Riverbed Technology, Inc.	100	1,486
[1]Rofin-Sinar Technologies, Inc.	120	5,388
[1]Rogers Corp.	56	1,871
Roper Industries, Inc.	366	21,755
[1]Rudolph Technologies, Inc.	100	977
1S1 Corp.	200	1,422
1SAIC, Inc.	369	6,860
[1]salesforce.com, Inc.	314	18,171
[1]SanDisk Corp.	774	17,469
[1]Sanmina-SCI Corp.	1,520	2,462
[1]Sapient Corp.	300	2,088
[1]ScanSource, Inc.	100	3,619
Seagate Technology	1,888	39,535
[1]Secure Computing Corp.	200	1,290
[1]Semtech Corp.	210	3,009
[1]Sigma Designs, Inc.	100	2,267
[1]Silicon Image, Inc.	200	1,002
[1]Silicon Laboratories, Inc.	150	4,731
[1]Sina Corp.	200	7,050
1SiRFTechnology Holdings, Inc.	150	764
[1]Skyworks Solutions, Inc.	480	3,494
[1]Sohu.com, Inc.	100	4,513
[1]Solera Holdings, Inc.	200	4,872
[1]SonicWALL, Inc.	300	2,451
[1]Sonus Networks, Inc.	700	2,408
[1]Spansion, Inc.	200	550

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Information Technology—(continued)
1SPSS, Inc.	100	$3,878
1SRA International, Inc.	150	3,646
[1]Standard Microsystems Corp.	100	2,918
[1]Sun Microsystems, Inc.	3,321	51,575
[1]Sybase, Inc.	302	7,943
[1]Sycamore Networks, Inc.	360	1,318
1SYKES Enterprises, Inc.	100	1,759
[1]Symantec Corp.	3,217	53,467
[1]Synaptics, Inc.	100	2,388
[1]Synchronoss Technologies, Inc.	87	1,743
[1] Synopsys, Inc.	542	12,309
Syntel, Inc.	100	2,665
[1]Take-Two Interactive Software, Inc.	285	7,273
[1]Taleo Corp.	100	1,940
[1]Taser International, Inc.	200	1,880
[1]Tech Data Corp.	180	5,904
Technitrol, Inc.	100	2,313
[1]Tekelec	300	3,735
[1]Teledyne Technologies, Inc.	150	7,050
[1]Tellabs, Inc.	1,593	8,682
[1]Teradata Corp.	685	15,111
[1]Teradyne, Inc.	510	6,334
[1]Tessera Technologies, Inc.	160	3,328
Texas Instruments, Inc.	5,013	141,718
[1]Thermo Electron Corp.	1,516	86,169
1THQ, Inc.	180	3,924
1TIBCO Software, Inc.	650	4,641
1TNS, Inc.	100	2,064
[1]Trident Microsystems, Inc.	180	927
[1]Trimble Navigation Ltd.	384	10,979
[1]Triquint Semiconductor, Inc.	600	3,036
[1]Trizetto Group	100	1,669
1TTM Technologies, Inc.	200	2,264
[1]Tyler Technologies, Inc.	100	1,398
[1]Ultimate Software Group, Inc.	100	3,006
[1]Unisys Corp.	1,074	4,758
United Online, Inc.	110	1,162
[1]Universal Display Corp.	100	1,432
1UTStarcom, Inc.	180	511
[1]ValueClick, Inc.	312	5,382
[1]Varian Semiconductor Equipment Associates, Inc.	262	7,375
[1]Varian, Inc.	150	8,688
[1]Vasco Data Security International, Inc.	100	1,368
[1]Veeco Instruments, Inc.	100	1,663
[1]VeriFone Holdings, Inc.	260	4,126
[1]Verigy Ltd.	200	3,768
[1]VeriSign, Inc.	810	26,924
[1]Viasat, Inc.	100	2,172
[1]Vignette Corp.	100	1,321
[1]Vishay Intertechnology, Inc.	510	4,621
[1]Waters Corp.	340	18,938
[1]Websense, Inc.	160	3,000
[1]Western Digital Corp.	803	21,713
[1]Wind River Systems, Inc.	110	851
Xerox Corp.	3,327	49,805
Xilinx, Inc.	1,088	25,840
[1]Yahoo!, Inc.	4,287	124,023
[1]Zebra Technologies Corp.	285	9,496
[1]Zoran Corp.	152	2,076

Total Information Technology		7,780,350

Materials—4.3%
AbitibiBowater, Inc.	193	2,492
Air Products & Chemicals, Inc.	818	75,256
Airgas, Inc.	257	11,686
AK Steel Holding Corp.	390	21,224
Albemarle Corp.	300	10,956
Alcoa, Inc.	3,024	109,045
Allegheny Technologies, Inc.	390	27,830
[1]Alpha Natural Resources, Inc.	258	11,208
A.M. Castle & Co.	100	2,700
AMCOL International Corp.	100	3,123
Ameron International Corp.	33	3,086
[1]Apex Silver Mines Ltd.	119	1,442
AptarGroup, Inc.	239	9,304
Arch Chemicals, Inc.	100	3,726
Arch Coal, Inc.	534	23,229
Ashland, Inc.	242	11,447
[1]Aventine Renewable Energy Holdings, Inc.	100	520
Ball Corp.	336	15,436
Bemis Co.	330	8,392
[1]Brush Engineered Materials, Inc.	100	2,567
[1]Buckeye Technologies, Inc.	200	2,232
Cabot Corp.	235	6,580
[1]Calgon Carbon Corp.	194	2,920
Cambrex Corp.	100	693
Carpenter Technology Corp.	200	11,194
Celanese Corp.	548	21,399
[1]Century Aluminum Co.	175	11,592
CF Industries Holdings, Inc.	170	17,615
Chemtura Corp.	930	6,826
Cleveland-Cliffs, Inc.	146	17,494
[1]Coeur d’Alene Mines Corp.	1,620	6,545
Commercial Metals Co.	420	12,587
Compass Minerals International, Inc.	125	7,373
Consol Energy, Inc.	675	46,703
[1]Crown Holdings, Inc.	587	14,769
Cytec Industries, Inc.	138	7,431
Deltic Timber Corp.	100	5,642
Dow Chemical Co.	3,402	125,364
Eagle Materials, Inc.	134	4,764
Eastman Chemical Co.	290	18,110
Ecolab, Inc.	665	28,881
EI Du Pont de Nemours & Co.	3,237	151,362

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Materials—(continued)
Ferro Corp.	100	$1,486
FMC Corp.	264	14,649
Foundation Coal Holdings, Inc.	150	7,550
Freeport-McMoRan Copper & Gold, Inc.	1,360	130,859
[1]General Moly, Inc.	300	2,397
Georgia Gulf Corp.	50	347
Gibraltar Industries, Inc.	100	1,173
[1]GrafTech International Ltd.	300	4,863
[1]Graphic Packaging Holding Co.	300	876
Greif, Inc.	96	6,521
[1]Haynes International, Inc.	50	2,744
HB Fuller Co.	238	4,858
[1]Hecla Mining Co.	500	5,580
Hercules, Inc.	419	7,664
Huntsman Corp.	591	13,918
Innospec, Inc.	94	1,993
[1]International Coal Group, Inc.	400	2,540
International Flavors & Fragrances, Inc.	295	12,995
International Paper Co.	1,467	39,902
[1]Jarden Corp.	282	6,131
Kaiser Aluminum Corp.	50	3,465
Louisiana-Pacific Corp.	330	3,029
Lubrizol Corp.	275	15,265
Martin Marietta Materials, Inc.	143	15,182
Massey Energy Co.	261	9,527
MeadWestvaco Corp.	705	19,190
Minerals Technologies, Inc.	78	4,898
Monsanto Co.	1,964	218,986
[1]Mosaic Co.	560	57,456
Myers Industries, Inc.	100	1,313
Neenah Paper, Inc.	100	2,578
NewMarket Corp.	60	4,527
Newmont Mining Corp.	1,566	70,940
Nucor Corp.	1,073	72,685
Olin Corp.	210	4,150
1OM Group, Inc.	106	5,781
[1]Owens-Illinois, Inc.	571	32,222
P.H. Glatfelter Co.	100	1,511
Packaging Corp. of America	326	7,280
[1]Pactiv Corp.	426	11,165
[1]Patriot Coal Corp.	80	3,758
Peabody Energy Corp.	963	49,113
[1]PolyOne Corp.	300	1,911
Potlatch Corp.	181	7,470
PPG Industries, Inc.	590	35,701
Praxair, Inc.	1,140	96,022
Quanex Corp.	145	7,502
Rayonier, Inc.	300	13,032
Rock-Tenn Co.	100	2,997
[1]Rockwood Holdings, Inc.	100	3,277
Rohm & Haas Co.	492	26,607
Royal Gold, Inc.	100	3,017
RPM International, Inc.	374	7,832
1RTI International Metals, Inc.	88	3,978
Schnitzer Steel Industries, Inc.	100	7,102
Schulman (A.), Inc.	100	2,053
Scotts Miracle-Gro Co.	206	6,679
Sealed Air Corp.	582	14,696
Sigma-Aldrich Corp.	494	29,467
Silgan Holdings, Inc.	140	6,948
[1]Smurfit-Stone Container Corp.	838	6,453
Sonoco Products Co.	330	9,448
Spartech Corp.	86	727
Steel Dynamics, Inc.	636	21,013
[1]Stillwater Mining Co.	100	1,547
[1]Symyx Technologies	60	450
Temple-Inland, Inc.	400	5,088
Texas Industries, Inc.	63	3,787
Titanium Metals Corp.	307	4,620
UAP Holding Corp.	159	6,096
United States Steel Corp.	428	54,300
1USEC, Inc.	230	851
Valspar Corp.	366	7,261
Vulcan Materials Co.	367	24,369
Wausau Paper Corp.	100	826
Westlake Chemical Corp.	100	1,305
Weyerhaeuser Co.	729	47,414
Worthington Industries, Inc.	200	3,374
1WR Grace & Co.	205	4,678
Zep, Inc.	52	843
[1]Zoltek Cos., Inc.	100	2,652

Total Materials		2,249,205

Telecommunication Services—3.2%
Alaska Communications Systems Group, Inc.	100	1,224
[1]American Tower Corp.	1,462	57,325
AT&T, Inc.	21,872	837,698
[1]Cbeyond, Inc.	100	1,879
[1]Centennial Communications Corp.	373	2,204
CenturyTel, Inc.	340	11,302
[1]Cincinnati Bell, Inc.	740	3,152
Citizens Communications Co.	1,098	11,518
Consolidated Communications Holdings, Inc.	100	1,513
[1]Crown Castle International Corp.	981	33,835
[1]EchoStar Corp.	140	4,142
Embarq Corp.	542	21,734
Fairpoint Communications, Inc.	100	902
[1]General Communication, Inc.	100	614
[1]Global Crossing Ltd.	100	1,516
[1]Harris Stratex Networks, Inc.	300	3,009
1IDT Corp.	230	768

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Telecommunication Services—(continued)
1IDT Corp., Class B	200	$774
Iowa Telecommunications Services, Inc.	100	1,773
iPCS, Inc.	45	1,051
1JDS Uniphase Corp.	797	10,672
[1]Leap Wireless International, Inc.	239	11,137
[1]Level 3 Communications, Inc.	5,454	11,562
[1]Liberty Global, Inc.	609	20,755
[1]Loral Space & Communications, Inc.	100	2,384
[1]MetroPCS Communications, Inc.	600	10,200
[1]NeuStar, Inc.	246	6,514
1NII Holdings, Inc.	600	19,068
NTELOS Holdings Corp.	100	2,420
[1]Premiere Global Services, Inc.	200	2,868
Qwest Communications International, Inc.	5,631	25,508
1RCN Corp.	70	783
[1]Rural Cellular Corp.	66	2,919
1SAVVIS, Inc.	100	1,627
1SBA Communications Corp.	290	8,651
Shenandoah Telecom Co.	100	1,484
Sprint Nextel Corp.	10,007	66,947
[1]Starent Networks Corp.	100	1,350
[1]Syniverse Holdings, Inc.	200	3,332
Telephone & Data Systems, Inc.	223	8,757
Telephone & Data Systems, Inc. (Special Shares)	200	7,460
[1]TerreStar Corp.	400	1,952
Time Warner Cable, Inc.	600	14,988
[1]Time Warner Telecom, Inc.	448	6,940
1US Cellular Corp.	66	3,630
1USA Mobility, Inc.	100	714
Verizon Communications, Inc.	10,383	378,460
[1]Vonage Holdings Corp.	200	370
Windstream Corp.	1,625	19,419

Total Telecommunication Services		1,650,804

Utilities—4.1%
1AES Corp.	2,357	39,291
AGL Resources, Inc.	291	9,987
Allegheny Energy, Inc.	606	30,603
Allete, Inc.	150	5,793
Alliant Energy Corp.	427	14,949
Ameren Corp.	758	33,382
American Electric Power Co., Inc.	1,429	59,489
American States Water Co.	100	3,600
Aqua America, Inc.	494	9,277
[1]Aquila, Inc.	1,070	3,435
Atmos Energy Corp.	332	8,466
Avista Corp.	130	2,543
Black Hills Corp.	150	5,367
California Water Service Group	100	3,815
CenterPoint Energy, Inc.	1,057	15,083
CH Energy Group, Inc.	70	2,723
Cleco Corp.	200	4,436
CMS Energy Corp.	710	9,613
Consolidated Edison, Inc.	1,010	40,097
Constellation Energy Group, Inc.	654	57,729
Dominion Resources, Inc.	2,100	85,764
DPL, Inc.	380	9,743
DTE Energy Co.	607	23,606
Duke Energy Corp.	4,600	82,110
[1]Dynegy, Inc.	1,836	14,486
Edison International	1,102	54,020
El Paso Electric Co.	190	4,060
Empire District Electric Co.	150	3,038
[1]Enbridge Energy Management LLC	89	4,328
Energen Corp.	280	17,444
Energy East Corp.	587	14,158
Entergy Corp.	700	76,356
Exelon Corp.	2,420	196,673
FirstEnergy Corp.	1,130	77,541
FPL Group, Inc.	1,396	87,585
Great Plains Energy, Inc.	276	6,803
Hawaiian Electric Industries, Inc.	321	7,662
IDACORP, Inc.	175	5,619
Integrys Energy Group, Inc.	269	12,546
ITC Holdings Corp.	200	10,412
[1]Kinder Morgan Management LLC	238	12,131
Laclede Group, Inc.	120	4,276
Macquarie Infrastructure Co. LLC	168	4,894
MDU Resources Group, Inc.	608	14,926
MGE Energy, Inc.	100	3,406
[1]Mirant Corp.	920	33,479
Mueller Water Products, Inc.	243	1,915
Nalco Holding Co.	510	10,787
National Fuel Gas Co.	313	14,777
New Jersey Resources Corp.	240	7,452
Nicor, Inc.	169	5,663
NiSource, Inc.	954	16,447
Northeast Utilities	576	14,135
Northwest Natural Gas Co.	90	3,910
NorthWestern Corp.	170	4,143
1NRG Energy, Inc.	826	32,206
NSTAR	420	12,781
OGE Energy Corp.	330	10,286
Oneok, Inc.	400	17,852
Ormat Technologies, Inc.	100	4,301
Otter Tail Corp.	90	3,185
Pepco Holdings, Inc.	667	16,488

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Utilities—(continued)
[1]Petrohawk Energy Corp.	724	$14,603
PG&E Corp.	1,255	46,209
Piedmont Natural Gas Co.	219	5,751
Pinnacle West Capital Corp.	390	13,681
PNM Resources, Inc.	184	2,294
Portland General Electric Co.	200	4,510
PPL Corp.	1,325	60,844
Progress Energy, Inc.	887	36,988
Public Service Enterprise Group, Inc.	1,800	72,342
Puget Energy, Inc.	440	11,383
Questar Corp.	629	35,576
[1]Reliant Energy, Inc.	1,174	27,765
SCANA Corp.	387	14,156
Sempra Energy	938	49,977
Sierra Pacific Resources	786	9,927
SJW Corp.	100	2,859
South Jersey Industries, Inc.	90	3,160
Southern Co.	2,739	97,536
Southern Union Co.	336	7,819
Southwest Gas Corp.	100	2,796
[1]Southwestern Energy Co.	1,242	41,843
Spectra Energy Corp.	2,300	52,325
TECO Energy, Inc.	749	11,947
Trane, Inc.	674	30,937
UGI Corp.	351	8,747
UIL Holdings Corp.	100	3,013
UniSource Energy Corp.	160	3,562
Vectren Corp.	314	8,425
[1]VeraSun Energy Corp.	200	1,470
Westar Energy, Inc.	337	7,674
WGL Holdings, Inc.	200	6,412
Wisconsin Energy Corp.	405	17,816
Xcel Energy, Inc.	1,532	30,563

Total Utilities		2,147,982

Total Common Stocks—(Identified Cost $52,485,115)		50,893,375

Rights—0.00%[1]

Ares Capital Corp. Rights Exp. 4/21/08	44	25
FX Real Estate and Entertainment, Inc. Exp. 4/18/08	20	1
MCG Capital Corp. Exp. 4/18/08	28	30

Total Rights—(Identified Cost $0)		56

	Shares or Par Amount	Value
Mutual Fund—1.1%

AIM Prime Fund (At Net Asset Value)	583,035	583,035

U.S. Treasury—0.1%

[4]United States Treasury Bill, 1.565%, 6/12/2008 (At Amortized Cost)	$35,000	34,890

Total Investments—99.7% (Identified Cost $53,103,040)[5]		51,511,356

Other Assets & Liabilities—Net— 0.3%		157,647

Total Net Assets—100.0%		$51,669,003

1	Non-income producing security.
2	Real Estate Investment Trust (REIT)
3	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $89,708 at March 31, 2008.
4	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.
5	At March 31, 2008, the cost of investments for federal tax purposes was $53,103,040. The net unrealized depreciation of investments for federal tax purposes was $1,591,684. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,757,533 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,349,217.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

At March 31, 2008, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S & P Mini 500 Index Futures	6	$397,200	June 2008	$9,377

Russell 2000 E Mini Index Futures	3	$207,000	June 2008	$8,003

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$51,511,356	$17,380
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$51,511,356	$17,380

*	Other financial instruments include futures, forwards and swap contracts.

AARP Portfolios

International Stock Market Portfolio

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—95.8%

Aerospace & Defense—0.8%
BAE Systems PLC	7,371	$71,019
BBA Aviation PLC	714	2,134
Cobham PLC	2,413	9,582
European Aeronautic Defence and Space Co. NV	683	16,202
Finmeccanica SpA	654	22,263
Gamesa Corp. Tecnologica SA	360	16,442
Meggitt PLC	1,398	7,654
Rolls-Royce Group PLC	3,757	30,063
[1]Rolls-Royce Group PLC Class B	336,627	668
Safran SA	331	6,785
Singapore Technologies Engineering Ltd.	3,000	7,353
Smiths Group PLC	794	14,819
Thales SA	189	12,250
Zodiac SA	70	3,437

Total		220,671

Air Freight & Couriers—0.4%
Deutsche Post AG	1,680	51,376
Singapore Post Ltd.	3,000	2,502
TNT NV	835	31,051
Toll Holdings Ltd.	1,060	9,699
Yamato Holdings Co. Ltd.	1,000	14,620

Total		109,248

Airlines—0.2%
Air France-KLM	242	6,823
All Nippon Airways Co. Ltd.	1,000	4,396
[1]British Airways PLC	1,285	5,977
Cathay Pacific Airways Ltd.	3,000	5,883
Deutsche Lufthansa AG	461	12,480
Iberia Lineas Aereas de Espana SA	811	3,538
[1]Japan Airlines Corp.	2,000	5,187
Qantas Airways Ltd.	1,889	6,779
Singapore Airlines Ltd.	940	10,633

Total		61,696

Auto Components—0.7%
Aisin Seiki Co. Ltd.	400	14,901
Bridgestone Corp.	1,300	22,092
Compagnie Generale des Etablissements Michelin	313	32,707
Continental AG	317	32,359
Denso Corp.	1,000	32,245
GKN PLC	1,370	8,276
NOK Corp.	200	4,086
Nokian Renkaat, OYJ	230	9,815
Stanley Electric Co. Ltd.	300	7,300
Sumitomo Rubber Industries, Inc.	300	2,295
Tokai Rika Co. Ltd.	100	2,609
Toyoda Gosei Co. Ltd.	100	3,755
Toyota Boshoku Corp.	100	2,989
Toyota Industries Corp.	400	14,180
Trelleborg AB	200	3,990
Valeo SA	130	5,161

Total		198,760

Automobiles—3.1%
Bayerische Motoren Werke AG	333	18,414
DaimlerChrysler AG	1,995	170,730
Fiat SpA	1,466	33,942
Fuji Heavy Industries Ltd.	1,000	4,176
Honda Motor Co. Ltd.	3,300	94,017
Isuzu Motors Ltd.	2,000	9,974
Mazda Motor Corp.	1,000	3,535
[1]Mitsubishi Motors Corp.	4,000	6,569
Nissan Motor Co. Ltd.	4,700	38,782
Peugeot SA	334	25,923
Renault SA	398	44,093
Suzuki Motor Corp.	400	10,074
Toyota Motor Corp.	5,700	283,687
Volkswagen AG	353	102,449
Yamaha Motor Co. Ltd.	400	7,346

Total		853,711

Banks—14.5%
77 Bank Ltd.	1,000	5,588
Alliance & Leicester PLC	390	4,015
Allied Irish Banks PLC	1,906	40,625
Alpha Bank AE	844	28,011
Anglo Irish Bank Corp. PLC	768	10,256
Aozora Bank Ltd.	1,000	2,964
Australia & New Zealand Banking Group Ltd.	3,983	82,016
Banca Carige SpA	612	2,411
Banca Intesa SpA (Certificates.-participating cumulative)	2,167	14,281
Banca Monte dei Paschi di Siena SpA	2,082	9,230
Banca Popolare di Milano SCRL	825	9,068
Banche Popolari Unite SCPA	1,280	32,832
Banco Bilbao Vizcaya Argentaria SA	7,990	176,152
Banco Comercial Portugues SA	3,636	11,837
Banco de Sabadell SA	986	10,830
Banco Espirito Santo SA	451	7,848
[1]Banco Popolare SCRL	1,389	23,027
Banco Popular Espanol SA	1,764	32,060
Banco Santander Central Hispano SA	13,322	265,703
Bank of East Asia Ltd.	2,949	14,854
Bank of Ireland	2,142	31,870
Bank of Kyoto Ltd.	1,000	12,137
Bank of Yokohama Ltd.	2,000	13,559
Bankinter SA	280	4,447
Barclays PLC	14,591	131,239
Bendigo Bank Ltd.	531	5,770
BNP Paribas	1,733	174,984
BOC Hong Kong Holdings Ltd.	8,000	19,305
Chiba Bank Ltd.	2,000	13,559

1

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Banks—(continued)
Commerzbank AG	1,352	$42,307
Commonwealth Bank of Australia	2,776	105,984
Credit Agricole SA	1,428	44,234
Credit Suisse Group	2,232	113,709
Danske Bank A/S	1,010	37,299
DBS Group Holdings Ltd.	2,000	26,105
Deutsche Bank AG	1,083	122,720
Deutsche Postbank AG	166	15,864
Dexia SA	1,144	32,634
DnB NOR ASA	1,600	24,319
EFG Eurobank Ergasias SA	629	19,126
EFG International	103	3,529
Erste Bank der Oesterreichischen Sparkassen AG	413	26,794
Fukuoka Financial Group, Inc.	2,000	10,395
Gunma Bank Ltd.	1,000	7,140
Hachijuni Bank Ltd.	1,000	6,339
Hang Seng Bank Ltd.	1,600	28,927
HBOS PLC	8,022	89,197
Hiroshima Bank Ltd.	1,000	4,817
HSBC Holdings PLC	25,194	415,199
Intesa Sanpaolo SpA	16,341	115,310
Investec PLC	865	5,814
Joyo Bank Ltd.	1,000	5,047
Julius Baer Holding AG	214	15,787
[1]Jyske Bank A/S	126	8,465
KBC Groep NV	339	44,007
Lloyds TSB Group PLC	12,056	107,959
Mediobanca SpA	1,077	22,110
Mitsubishi UFJ Financial Group, Inc.	18,500	159,323
Mizuho Financial Group, Inc.	19	69,447
National Australia Bank Ltd.	3,462	95,314
National Bank of Greece SA	869	45,898
Natixis	369	5,942
Nishi-Nippon City Bank Ltd.	1,000	2,624
Nordea Bank AB	4,560	73,934
OKO Bank PLC	200	3,771
Oversea-Chinese Banking Corp. Ltd.	5,000	29,368
Piraeus Bank SA	700	21,550
Raiffeisen International Bank Holding AG	73	9,962
Resona Holdings, Inc.	12	19,948
Royal Bank of Scotland Group PLC	21,348	142,952
Sapporo Hokuyo Holdings, Inc.	1	6,960
Shizuoka Bank Ltd.	1,000	11,787
Skandinaviska Enskilda Banken AB	910	23,825
Societe Generale	802	78,609
St George Bank Ltd.	536	12,584
Standard Chartered PLC	1,398	47,799
Sumitomo Mitsui Financial Group, Inc.	14	91,969
Suncorp-Metway Ltd.	1,935	22,741
Svenska Handelsbanken	1,050	30,584
Swedbank AB	400	11,213
Sydbank A/S	140	5,096
UniCredito Italiano SpA	19,919	133,475
United Overseas Bank Ltd.	3,000	41,637
Westpac Banking Corp.	3,987	86,467
Wing Hang Bank Ltd.	510	7,772

Total		3,984,166

Beverages—1.5%
Asahi Breweries Ltd.	800	16,463
C&C Group PLC	15	94
Carlsberg A/S	80	10,241
Coca-Cola Amatil Ltd.	997	7,739
Coca-Cola West Holdings Co. Ltd.	100	2,403
Diageo PLC	5,638	113,736
Foster’s Group Ltd.	4,161	19,454
Fraser and Neave Ltd.	2,000	7,034
Heineken Holding NV	111	5,587
Heineken NV	520	30,234
InBev NV	400	35,237
Ito En Ltd.	100	1,767
Kirin Brewery Co. Ltd.	2,000	37,753
Lion Nathan Ltd.	498	3,979
Pernod-Ricard SA	366	37,690
SABMiller PLC	1,892	41,474
Sapporo Holdings Ltd.	1,000	8,161
Scottish & Newcastle PLC	1,670	26,195

Total		405,241

Biotechnology—0.0%
Zeltia SA	290	2,122

Building Products—0.5%
Asahi Glass Co. Ltd.	2,000	22,011
Assa Abloy AB	680	12,336
Cie de Saint-Gobain	603	49,221
Geberit AG	88	13,126
JS Group Corp.	600	8,995
Kingspan Group PLC	232	3,098
Nippon Sheet Glass Co. Ltd.	1,000	4,416
TOTO Ltd.	1,000	9,443
Uponor OYJ	100	2,355
Wienerberger AG	171	9,105

Total		134,106

Chemicals—2.7%
Akzo Nobel NV	588	47,226
Asahi Kasei Corp.	3,000	15,622
BASF AG	1,046	141,026
Bayer AG	1,532	122,899
Ciba Specialty Chemicals AG	140	5,110
Daicel Chemical Industries, Ltd.	1,000	5,127
Dainippon Ink and Chemicals, Inc.	1,000	3,104
Denki Kagaku Kogyo K. K.	1,000	3,144

2

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Chemicals—(continued)
1GEA Group AG	322	$10,839
Givaudan SA	13	12,872
JSR Corp.	400	9,033
K+S AG	75	24,573
Kaneka Corp.	1,000	6,239
Kansai Paint Co. Ltd.	1,000	6,489
Koninklijke DSM NV	282	13,615
Kuraray Co. Ltd.	1,000	11,897
Lonza Group AG	98	13,007
Mitsubishi Chemical Holdings Corp.	2,500	16,498
Mitsubishi Gas Chemical Co., Inc.	1,000	7,100
Mitsubishi Rayon Co. Ltd.	1,000	3,195
Mitsui Chemicals, Inc.	1,000	6,609
Novozymes A/S	110	10,304
Orica Ltd.	617	16,412
Shin-Etsu Chemical Co. Ltd.	900	46,415
Showa Denko K.K.	2,000	6,730
Solvay SA	131	16,732
Sumitomo Chemical Co. Ltd.	3,000	19,167
Syngenta AG	218	63,934
Taiyo Nippon Sanso Corp.	1,000	7,991
Teijin Ltd.	2,000	8,412
Tokuyama Corp.	1,000	7,240
Toray Industries, Inc.	3,000	19,437
Tosoh Corp.	1,000	3,435
Ube Industries Ltd.	2,000	6,469
Wacker Chemie AG	18	3,692
Yara International ASA	350	20,267

Total		741,861

Commercial Services & Supplies—0.9%
ABC Learning Centres Ltd.	619	791
Adecco SA	263	15,201
Aggreko PLC	258	3,307
Benesse Corp.	200	9,413
Buhrmann NV	299	3,483
Capita Group PLC	1,261	16,988
Cargotec Corp.	65	3,194
Dai Nippon Printing Co. Ltd.	1,000	15,882
De La Rue PLC	294	5,175
Downer EDI Ltd.	630	3,601
Group 4 Securicor PLC	2,237	10,116
Hakuhodo DY Holdings, Inc.	50	2,969
Hays PLC	2,836	6,434
[1]Invensys PLC	1,783	7,966
Legrand SA	112	3,517
Mitsubishi UFJ Lease & Finance Co. Ltd.	70	2,433
Pacific Brands Ltd.	1,151	2,123
PagesJaunes Groupe SA	300	5,348
Randstad Holdings NV	100	4,689
Rentokil Initial PLC	3,795	7,328
Secom Co. Ltd.	400	19,387
Securitas AB	680	8,987
Securitas Systems, Series B	480	1,398
Serco Group PLC	978	8,811
SGS SA	10	14,392
Societe BIC SA	70	4,321
1TGS Nopec Geophysical Co. ASA	200	2,914
Toppan Printing Co. Ltd.	1,000	11,576
Vedior NV	382	11,108
WPP Group PLC	2,438	29,093

Total		241,945

Communications Equipment—1.3%
Alcatel SA	4,902	28,044
1GN Store Nord A/S	390	1,951
Nokia OYJ	8,420	266,672
Telefonaktiebolaget LM Ericsson	30,950	60,759

Total		357,426

Computers & Peripherals—0.4%
[1]Elpida Memory, Inc.	200	6,649
Fujitsu Ltd.	4,000	26,117
[1]Logitech International SA	329	8,336
Mitsumi Electric Co. Ltd.	200	6,309
NEC Corp.	4,000	15,221
Toshiba Corp.	6,000	40,016
Wincor Nixdorf AG	32	2,564

Total		105,212

Construction & Engineering—0.9%
Acciona SA	60	16,087
Actividades de Construction y Servicios SA (ACS)	430	24,512
Aker Kvaerner ASA	285	6,500
Alstom SA	219	47,527
Amec PLC	730	10,487
Balfour Beatty PLC	846	7,912
Bilfinger Berger AG	78	6,726
Boart Longyear Group	2,691	4,497
Eiffage SA	43	4,186
FLSmidth & Co. A/S	100	9,908
Fomento de Construcciones y Contratas SA	100	6,590
Grupo Ferrovial SA	131	9,521
Hellenic Technodomiki Tev SA	210	2,569
HOCHTIEF AG	83	7,608
Husqvarna AB, Series B	548	6,597
Italcementi SpA	146	2,117
Kajima Corp.	2,000	5,648
Kurita Water Industries Ltd.	200	7,350
Leighton Holdings Ltd.	276	10,787
Nishimatsu Construction Co. Ltd.	1,000	2,143
Obayashi Corp.	1,000	4,186
SembCorp Industries Ltd.	2,000	5,903
Shimizu Corp.	1,000	4,586
Skanska AB	580	11,621
Taisei Corp.	2,000	5,087

3

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Construction & Engineering—(continued)
YIT OYJ	240	$6,816

Total		237,471

Construction Materials—0.7%
Biffa PLC	352	2,438
Boral Ltd.	1,512	8,643
Cimpor Cimentos de Portugal SGPS SA	466	4,227
CRH PLC	1,175	44,681
CSR Ltd.	2,030	5,932
Fletcher Building Ltd.	1,040	6,858
HeidelbergCement AG	28	4,827
Holcim Ltd.	440	46,250
Imerys SA	70	6,426
Italcementi SpA	120	2,433
James Hardie Industries NV	800	4,566
Lafarge SA	308	53,622
1RHI AG	58	2,337
Sumitomo Osaka Cement Co. Ltd.	1,000	2,313
Taiheiyo Cement Corp.	2,000	4,807
Titan Cement Co. SA	140	5,956

Total		206,316

Containers & Packaging—0.1%
Amcor Ltd.	1,838	12,000
Billerud AB	100	1,137
Mayr Melnhof Karton AG	16	1,616
Rexam PLC	1,263	10,696
[1]Smurfit Kappa Group PLC	276	3,328
Toyo Seikan Kaisha Ltd.	300	5,687

Total		34,464

Distributors—0.3%
D’ieteren SA	6	2,136
Li & Fung Ltd.	4,200	15,489
Olam International Ltd.	1,000	1,559
Reckitt Benckiser Group PLC	1,275	70,656

Total		89,840

Diversified Financials—3.4%
3i Group PLC	837	13,794
Acom Co. Ltd.	100	2,649
Aeon Credit Service Co. Ltd.	100	1,334
Aiful Corp.	100	1,603
Australian Stock Exchange Ltd.	378	12,909
Babcock & Brown International Property Ltd.	453	6,089
Banco BPI SA	511	2,706
Cattles PLC	365	1,678
Challenger Financial Services Group Ltd.	662	1,100
Chinese Estates Holdings Ltd.	2,000	3,099
Close Brothers Group PLC	133	1,629
Credit Saison Co. Ltd.	300	8,352
D. Carnegie & Co. AB	100	1,684
Daiwa Securities Group, Inc.	3,000	25,956
Deutsche Boerse AG	428	69,014
E*Trade Securities Co. Ltd.	3	2,605
Eurazeo	29	3,712
Experian Group Ltd.	2,098	15,288
Fortis NV	4,415	111,360
[1]Fortis NV-Strip VVPR	1,664	26
Groupe Bruxelles Lambert SA	177	21,620
Hellenic Exchanges SA Holding Clearing Settlement and Registry	130	3,090
Hokuhoku Financial Group, Inc.	2,000	6,009
Hong Kong Exchanges and Clearing Ltd.	2,000	34,334
Hypo Real Estate Holding AG	406	10,562
ICAP PLC	1,044	11,795
IFIL—Investments SpA	427	3,448
ING Groep NV	4,010	150,323
[1]Investor AB	400	9,008
[1]Jafco Co. Ltd.	100	3,325
KBC Ancora	37	3,810
Keppel Corp. Ltd.	2,000	14,358
London Stock Exchange Group PLC	301	7,220
Macquarie Group Ltd.	571	27,541
Man Group PLC	3,400	37,434
Matsui Securities Co. Ltd.	300	1,694
Mediolanum SpA	660	4,047
Mitsui Trust Holdings, Inc.	2,000	12,077
Mizuho Trust & Banking Co. Ltd.	2,000	2,864
Nomura Holdings, Inc.	3,800	56,699
ORIX Corp.	190	25,876
Pargesa Holding SA	28	3,124
Perpetual Ltd.	100	4,917
Promise Co. Ltd.	150	4,304
Schroders PLC	261	4,861
Shinko Securities Co. Ltd.	1,000	2,904
Singapore Exchange Ltd.	2,000	10,877
Sony Financial Holdings, Inc.	2	8,071
Sumitomo Trust & Banking Co. Ltd.	3,000	20,609
Swire Pacific Ltd.	1,500	16,923
Takefuji Corp.	200	4,226
Tullett Prebon PLC	182	1,721
UBS AG	4,418	128,499

Total		944,757

Diversified Telecommunication Services—3.8%
Belgacom SA	349	15,471
BT Group PLC	17,426	75,169
Deutsche Telekom AG	6,046	100,806
Elisa OYJ	280	7,001
France Telecom SA	3,893	131,048
Hellenic Telecommunications Organization SA	640	18,186

4

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Diversified Telecommunications Services—(continued)
Hutchison Telecommunications International Ltd.	3,000	$4,279
[1]Millicom International Cellular SA	66	6,290
Mobistar SA	60	5,443
Nippon Telegraph & Telephone Corp.	11	47,366
PCCW Ltd.	10,000	6,245
Portugal Telecom SGPS SA	1,678	19,518
[1]Prysmian SpA	272	5,812
Royal KPN NV	3,915	66,204
Singapore Telecommunications Ltd.	17,300	49,050
Swisscom AG	50	17,145
Tele2 AB	637	12,039
Telecom Corp. of New Zealand Ltd.	3,667	10,778
Telecom Italia SpA	23,058	48,284
Telecom Italia SpA (RNC-Participating Cumulative)	12,482	20,693
Telefonica SA	9,148	263,127
Telekom Austria AG	735	15,205
[1]Telenor ASA	1,900	36,425
TeliaSonera AB	4,670	37,505
Telstra Corp. Ltd.	6,256	25,136

Total		1,044,225

Electric Utilities—3.5%
British Energy Group PLC	2,146	27,803
Cheung Kong Infrastructure Holdings Ltd.	1,000	4,009
Chubu Electric Power Co., Inc.	1,400	34,909
Chugoku Electric Power Co., Inc.	300	6,669
CLP Holdings Ltd.	3,000	24,690
Contact Energy Ltd.	489	3,071
E.ON AG	1,326	245,731
Electric Power Development Co.	300	10,785
Electricite de France	202	17,593
Enel SpA	9,298	98,747
Energias de Portugal SA	4,253	25,810
Hokkaido Electric Power Co., Inc.	400	9,273
Hokuriku Electric Power Co.	200	4,707
HongKong Electric Holdings	3,000	18,947
[1]Iberdrola Renovables	1,809	12,608
Iberdrola SA	7,423	115,201
International Power PLC	3,112	24,593
Kansai Electric Power Co., Inc.	1,600	39,736
Kyushu Electric Power Co., Inc.	800	19,507
Public Power Corp.	210	9,193
Red Electrica de Espana	218	13,361
Scottish & Southern Energy PLC	1,823	50,820
Shikoku Electric Power Co., Inc.	200	5,938
Solarworld AG	167	7,963
Terna SpA	2,692	11,498
Tohoku Electric Power Co., Inc.	900	21,946
Tokyo Electric Power Co., Inc.	2,600	69,387
Union Fenosa SA	235	15,810
Verbund—Oesterreichische Elektrizitatswirtschafts-AG	156	11,117

Total		961,422

Electrical Equipment—2.1%
ABB Ltd.	4,643	124,749
Bekaert SA	26	3,787
Fanuc Ltd.	400	37,973
Fuji Electric Holdings Co. Ltd.	1,000	4,056
Fujikura Ltd.	1,000	4,506
Furukawa Electric Co. Ltd.	1,000	3,225
Matsushita Electric Works Ltd.	1,000	10,265
Mitsubishi Electric Corp.	4,000	34,528
Nitto Denko Corp.	300	12,648
Schneider Electric SA	459	59,454
Siemens AG	1,814	196,809
Sumitomo Electric Industries Ltd.	1,500	18,957
Ushio, Inc.	200	3,749
[1]Vestas Wind Systems A/S	470	51,398

Total		566,104

Electronic Equipment & Instruments—0.9%
Alps Electric Co. Ltd.	300	2,947
Barco NV	23	1,649
Citizen Watch Co. Ltd.	700	5,909
Cookson Group PLC	214	2,821
Hirose Electric Co. Ltd.	100	11,206
Hitachi Chemical Co. Ltd.	200	3,753
Hitachi Ltd.	7,000	41,428
Hoya Corp.	900	21,090
Ibiden Co. Ltd.	300	11,776
Keyence Corp.	100	22,952
Kingboard Chemical Holdings Ltd.	2,000	7,080
Kudelski SA	80	1,176
Kyocera Corp.	300	25,145
Mabuchi Motor Co. Ltd.	100	4,817
Neuf Cegetel	75	4,181
Nidec Corp.	200	12,277
Nippon Electric Glass Co. Ltd.	1,000	15,432
[1]Oki Electric Industry Co. Ltd.	1,000	1,923
Omron Corp.	400	8,191
Premier Farnell PLC	756	2,676
Rohm Co. Ltd.	200	12,357
Tandberg ASA	200	2,993
TDK Corp.	300	17,695
Venture Corp. Ltd.	1,000	7,643
Yaskawa Electric Corp.	1,000	9,483
Yokogawa Electric Corp.	300	$2,998

Total		261,598

Energy Equipment & Services—0.4%
Acergy SA	380	8,201

5

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Energy Equipment & Services—(continued)
[1]Cie Generale de Geophysique-Veritas	52	$12,958
Fugro NV	111	8,629
[1]Renewable Energy Corp. AS	323	9,019
Saipem SpA	267	10,819
SBM Offshore NV	303	9,783
SeaDrill Ltd.	485	13,017
Technip SA	201	15,670
WorleyParsons Ltd.	340	10,392

Total		98,488

Food & Drug Retailing—1.7%
Axfood AB	50	1,781
Carrefour SA	1,281	98,937
Casino Guichard Perrachon SA	98	11,762
Colruyt SA	40	10,304
Delhaize Group	209	16,462
FamilyMart Co. Ltd.	100	3,575
J Sainsbury PLC	3,339	22,740
[1]Kesko OYJ	160	8,281
[1]Koninklijke Ahold NV	2,612	38,803
Lawson, Inc.	100	4,416
Seven & I Holdings Co. Ltd.	1,700	42,560
Tesco PLC	16,788	126,334
WM Morrison Supermarkets PLC	2,432	13,243
Woolworths Ltd.	2,603	68,931

Total		468,129

Food Products—2.9%
Ajinomoto Co., Inc.	1,000	10,114
Associated British Foods PLC	359	6,237
Cadbury Schweppes PLC	4,540	49,895
Coca Cola Hellenic Bottling Co. SA	350	16,318
Danisco A	90	6,581
[1]East Asiatic Co. Ltd. A/S	25	2,188
Futuris Corp. Ltd.	1,368	2,367
[1]Genting International PLC	6,000	2,610
Goodman Fielder Ltd.	2,138	3,514
Greencore Group PLC	375	2,252
Groupe DANONE	916	81,995
House Foods Corp.	200	2,970
Iaws Group PLC	128	3,006
Kerry Group PLC	260	8,156
[1]Lighthouse Caledonia ASA	40	33
Lindt & Spruengli AG	2	6,652
Meiji Dairies Corp.	1,000	6,008
Nestle SA	837	418,605
Nisshin Seifun Group, Inc.	500	5,327
Nissin Food Products Co. Ltd.	200	6,729
Parmalat SpA	3,496	13,454
Suedzucker AG	141	3,131
Tate & Lyle PLC	1,060	11,365
Tingyi Cayman Islands Holding Corp.	4,000	5,243
Unilever NV	3,661	123,065
Wilmar International Ltd.	1,000	3,031
Yakult Honsha Co. Ltd.	200	6,189

Total		807,035

Gas Utilities—0.5%
AGL Energy Ltd.	823	8,297
Centrica PLC	7,941	47,026
Gas Natural SDG SA	220	13,622
Hong Kong & China Gas Co.	7,600	22,852
Osaka Gas Co. Ltd.	4,000	15,942
Snam Rete Gas SpA	1,750	11,139
Tokyo Gas Co. Ltd.	5,000	20,178

Total		139,056

Health Care Equipment & Supplies—1.0%
Air Liquide SA	521	79,515
Alfresa Holdings Corp.	100	7,841
Ansell Ltd.	332	3,526
Cie Generale d’Optique Essilor International SA	431	28,193
Cochlear Ltd.	130	6,493
Coloplast A/S	44	4,024
Elekta AB	148	2,554
Fisher & Paykel Healthcare Corp.	865	1,992
Getinge AB	390	10,112
Luxottica Group SpA	258	6,512
Nobel Biocare Holding AG	47	10,942
Olympus Corp.	1,000	30,242
Omega Pharma SA	39	1,810
Phonak Holding AG	100	9,181
[1]Qiagen NV	181	3,747
Smith & Nephew PLC	1,851	24,496
SSL International PLC	398	3,584
Straumann Holding AG	20	5,714
Synthes, Inc.	128	17,918
Terumo Corp.	400	20,829
[1]William Demant Holding A/S	100	8,000

Total		287,225

Health Care Providers & Services—0.2%
Celesio AG	190	9,417
Fresenius Medical Care AG & Co. KGaA	396	19,933
Mediceo Paltac Holdings Co. Ltd.	300	5,425
Parkway Holdings Ltd.	1,000	2,320
Sonic Healthcare Ltd.	671	8,425
Suzuken Co. Ltd.	100	4,106

Total		49,626

Hotels Restaurants & Leisure—0.9%
Accor SA	414	30,267
Aristocrat Leisure Ltd.	730	6,399
Autogrill SpA	172	2,570
[1]BetandWin.com Interactive Entertainment AG	47	1,547
Carnival PLC	333	13,230

6

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Hotels Restaurants & Leisure—(continued)
City Developments Ltd.	1,000	$7,991
Compass Group PLC	4,139	26,483
[1]Crown Ltd.	943	9,042
Enterprise Inns PLC	1,100	8,764
Intercontinental Hotels Group PLC	658	9,929
Kuoni Reisen Holding	5	2,779
Ladbrokes PLC	1,187	7,336
Lottomatica SpA	146	4,548
OPAP SA	490	17,486
Oriental Land Co. Ltd.	100	5,858
Paddy Power PLC	101	3,673
Punch Taverns PLC	502	5,372
Rank Group PLC	701	1,228
Shangri-La Asia Ltd.	2,000	5,397
Sky City Entertainment Group Ltd.	761	2,207
Sodexho Alliance SA	183	11,262
TABCORP Holdings Ltd.	1,154	14,911
Thomas Cook Group PLC	1,002	5,770
1TUI AG	428	10,992
TUI Travel PLC	1,275	6,525
UOL Group Ltd.	1,000	2,799
Whitbread PLC	394	9,130
William Hill PLC	740	5,521

Total		239,016

Household Durables—1.5%
Bang & Olufsen A/S	25	1,563
Barratt Developments PLC	540	4,434
Bovis Homes Group PLC	229	2,755
Casio Computer Co. Ltd.	400	5,844
Daito Trust Construction Co. Ltd.	200	10,294
Daiwa House Industry Co. Ltd.	1,000	9,884
Electrolux AB	532	8,733
Fisher & Paykel Appliances Holdings Ltd.	749	1,383
[1]Galiform PLC	1,214	1,910
Haseko Corp.	1,500	2,208
Koninklijke Philips Electronics NV	2,442	93,512
Makita Corp.	200	6,269
Matsushita Electric Industrial Co. Ltd.	4,000	86,521
Nobia AB	300	2,589
Persimmon PLC	606	9,205
Pioneer Corp.	300	2,974
Rinnai Corp.	100	3,265
[1]Sanyo Electric Co. Ltd.	4,000	8,412
Sekisui Chemical Co. Ltd.	1,000	6,038
Sekisui House Ltd.	1,000	9,233
Sharp Corp.	2,000	33,928
Sony Corp.	2,100	83,487
Taylor Woodrow PLC	2,218	8,257
Thomson	510	3,546

Total		406,244

Household Products—0.2%
Henkel KGaA	207	8,793
Kao Corp.	1,000	28,290
Uni-Charm Corp.	100	7,300

Total		44,383

Industrial Conglomerates—0.8%
Aeon Mall Co. Ltd.	100	2,769
Brambles Ltd.	3,066	27,941
Burberry Group PLC	870	7,782
Davis Service Group PLC	334	3,276
DCC PLC	136	3,213
FKI PLC	1,246	1,726
[1]Fosun International	3,500	2,361
Hopewell Holdings Ltd.	1,000	3,797
Hutchison Whampoa Ltd.	5,000	47,222
Intertek Group PLC	158	3,238
IVG Immobilien AG	169	4,733
Jeronimo Martins SGPS SA	453	3,644
Macquarie Communications Infrastructure Group	895	3,432
Melco International Development Ltd.	2,000	2,745
Noble Group Ltd.	2,000	3,191
NWS Holdings Ltd.	1,000	3,392
Orkla ASA	1,719	21,801
[1]Pirelli & C SpA	5,630	4,934
Rheinmetall AG	72	5,086
[1]Sonae Capital SGPS SA	186	406
Sonae SGPS SA	1,493	2,749
Tomkins PLC	1,695	6,016
Wendel SA	33	4,147
Wesfarmers Ltd.	322	11,838
Wesfarmers Ltd.-PPS	1,157	42,250

Total		223,689

Insurance—4.7%
Aegon NV	3,155	46,471
Aioi Insurance Co. Ltd.	1,000	5,518
Alleanza Assicurazioni SpA	825	10,789
Allianz AG	957	189,781
AMP Ltd.	3,873	27,763
Assicurazioni Generali SpA	2,254	101,452
Aviva PLC	5,457	66,907
AXA Asia Pacific Holdings Ltd.	1,613	8,101
AXA SA	3,361	122,117
CNP Assurances	83	10,242
Fondiaria-SAI SpA	141	5,847
Friends Provident PLC	3,972	9,748
Insurance Australia Group Ltd.	3,438	11,490
Irish Life & Permanent PLC	505	9,881
Legal & General Group PLC	13,524	33,942
Mapfre SA	1,300	6,533
Millea Holdings, Inc.	1,600	58,963

7

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Insurance—(continued)
Mitsui Sumitomo Insurance Co. Ltd.	3,000	$30,252
MLP AG	125	1,782
Muenchener Rueckversicherungs AG	443	86,731
Nipponkoa Insurance Co. Ltd.	1,000	7,611
Old Mutual PLC	10,816	23,731
Prudential PLC	5,172	68,342
QBE Insurance Group Ltd.	1,855	37,621
Resolution PLC	1,434	19,490
Sampo OYJ	923	25,017
SCOR SE	355	8,483
Sompo Japan Insurance, Inc.	2,000	17,625
Standard Life PLC	4,445	21,733
Storebrand ASA	909	7,167
Swiss Life Holding	71	19,749
Swiss Reinsurance	740	64,696
T&D Holdings, Inc.	400	20,909
[1]Topdanmark A/S	50	8,424
TrygVesta A/S	53	4,661
Unipol Gruppo Finanziario SpA	781	2,429
Wiener Staedtische Versicherung AG	53	4,065
Zurich Financial Services AG	313	98,655

Total		1,304,718

Internet & Catalog Retail—0.0%
Rakuten, Inc.	15	8,968

Internet Software & Services—0.2%
SBI Holdings, Inc.	21	5,043
Softbank Corp.	1,600	28,952
Tencent Holdings Ltd.	2,000	11,372
Yahoo! Japan Corp.	30	15,562

Total		60,929

IT Consulting & Services—0.2%
[1]Atos Origin SA	138	7,690
Cap Gemini SA	268	15,277
Computershare Ltd.	1,089	8,701
CSK Holdings Corp.	100	2,303
Indra Sistemas SA	228	6,573
Itochu Techno-Solutions Corp.	100	3,014
LogicaCMG PLC	2,993	6,285
Nomura Research Institute Ltd.	200	5,217
NTT Data Corp.	3	13,098
Obic Co. Ltd.	20	3,541
Tietoenator OYJ	140	3,461

Total		75,160

Leisure Equipment & Products—0.3%
AGFA-Gevaert NV	240	1,878
Amer Sports OYJ	150	3,022
Fuji Photo Film Co. Ltd.	1,000	35,349
Konica Minolta Holdings, Inc.	1,000	13,559
Namco Bandai Holdings, Inc.	400	5,408
Sankyo Co. Ltd.	100	5,928
Shimano, Inc.	100	4,586
Tattersall’s Ltd.	2,237	7,109
Yamaha Corp.	300	5,726

Total		82,565

Machinery—1.9%
Alfa Laval AB	200	12,156
Amada Co. Ltd.	1,000	7,551
Andritz AG	73	4,011
Atlas Copco AB, Series A	1,373	23,463
Atlas Copco AB, Series B	816	12,811
[1]Charter PLC	168	2,835
Daikin Industries Ltd.	600	25,776
EBARA Corp.	1,000	3,044
Glory Ltd.	100	2,123
Heidelberger Druckmaschinen	110	2,957
Hino Motors Ltd.	1,000	6,589
Hitachi Construction Machinery Co. Ltd.	200	4,997
IMI PLC	700	6,320
Ishikawajima-Harima Heavy Industries Co. Ltd.	2,000	3,865
Japan Steel Works Ltd.	1,000	17,014
JTEKT Corp.	400	6,513
Kawasaki Heavy Industries Ltd.	3,000	6,669
KCI Konecranes OYJ	100	3,856
Komatsu Ltd.	1,900	52,609
Komori Corp.	100	2,073
Kubota Corp.	2,000	12,397
Linde AG	262	37,055
MAN AG	245	32,579
Metso OYJ	290	15,674
Minebea Co. Ltd.	1,000	5,808
Mitsubishi Heavy Industries Ltd.	7,000	29,862
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	5,348
NGK Insulators Ltd.	1,000	17,665
NSK Ltd.	1,000	7,561
NTN Corp.	1,000	6,810
Rieter Holding AG	8	3,064
Sandvik AB	2,015	35,028
Scania AB	800	16,803
SembCorp Marine Ltd.	1,400	3,878
SMC Corp.	100	10,525
Sulzer AG	7	9,263
Sumitomo Heavy Industries Ltd.	1,000	6,449
THK Co. Ltd.	200	3,439
Tomra Systems ASA	400	3,028
Volvo AB, Series A	2,300	34,852
Volvo AB, Series B	1,000	14,900
Wartsila OYJ	100	6,756
Zardoya Otis SA	214	5,952

Total		531,928

8

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Marine—0.5%
A.P. Moller-Maersk A	1	$11,084
A.P. Moller-Maersk Group A/S	2	22,338
Compagnie Maritime Belge SA	36	2,425
Cosco Corp. Singapore Ltd.	2,000	5,351
Dampskibsselskabet Torm A/S	50	1,484
Euronav NV	60	2,281
Frontline Ltd.	60	2,749
Kamigumi Co. Ltd.	1,000	7,891
Kawasaki Kisen Kaisha Ltd.	1,000	9,704
Mitsui OSK Lines Ltd.	2,000	24,134
Neptune Orient Lines Ltd.	1,000	2,357
Nippon Yusen Kabushiki Kaisha	2,000	18,746
Orient Overseas International Ltd.	1,000	5,872
Pacific Basin Shipping Ltd.	3,000	4,934
Shun Tak Holdings Ltd.	2,000	2,647

Total		123,997

Media—1.5%
Antena 3 de Television SA	186	2,557
Arnoldo Mondadori Editore SpA	253	2,139
Asatsu-DK, Inc.	100	3,555
British Sky Broadcasting PLC	2,425	26,795
Daily Mail & General Trust PLC	671	5,759
Dentsu, Inc.	4	9,093
Eniro AB	150	1,091
Gestevision Telecinco SA	184	3,748
ITV PLC	7,996	10,050
JC Decaux SA	134	3,943
John Fairfax Holdings Ltd.	2,824	8,948
Lagardere SCA	267	19,984
M6-Metropole Television	111	2,473
Mediaset SpA	1,514	14,021
Modern Times Group AB	100	6,970
Pearson PLC	1,645	22,259
[1]Premiere AG	138	2,981
Promotora de Informaciones SA	138	2,081
Publicis Groupe	264	10,097
Publishing & Broadcasting Ltd.	943	3,212
Reed Elsevier NV	1,356	25,888
Reed Elsevier PLC	2,256	28,713
Reuters Group PLC	2,666	30,702
Sanoma-WSOY OYJ	130	3,608
Schibsted ASA	100	2,989
Seat Pagine Gialle SpA	9,350	1,620
SES-FDR	304	6,424
Singapore Press Holdings Ltd.	3,000	10,007
Sky Network Television Ltd.	379	1,430
[1]Sogecable SA	83	3,643
Television Broadcasts Ltd.	1,000	5,461
Television Francaise 1 (TFI)	200	4,403
Toho Co. Ltd.	300	7,030
Tokyo Broadcasting System, Inc.	100	2,383
Trinity Mirror PLC	610	3,573
United Business Media PLC	465	4,976
Vivendi SA	2,486	97,240
Wolters Kluwer NV	617	16,353
Yell Group PLC	1,556	4,758

Total		422,957

Metals & Mining—6.0%
Acerinox SA	291	8,076
Alumina Ltd.	2,284	11,888
Anglo American PLC	2,827	169,966
Antofagasta PLC	397	5,526
ArcelorMittal NPV	1,931	158,355
BHP Billiton Ltd.	7,148	233,739
BHP Billiton PLC	4,792	142,246
BlueScope Steel Ltd.	1,431	12,897
Boliden AB	500	5,325
Daido Steel Co. Ltd.	1,000	5,157
Dowa Mining Co. Ltd.	1,000	5,918
[1]Fortescue Metals Group Ltd.	2,681	15,937
Hoganas AB	100	2,378
Husqvarna AB. Series B NPV	840	16,901
Iluka Resources Ltd.	553	2,348
JFE Holdings, Inc.	1,200	53,114
Johnson Matthey PLC	458	18,233
Kazakhmys PLC	212	6,722
Kobe Steel Ltd.	6,000	17,064
Kone OYJ	342	14,048
Lonmin PLC	157	9,573
Mitsubishi Materials Corp.	2,000	8,672
Mitsui Mining & Smelting Co. Ltd.	1,000	3,124
Newcrest Mining Ltd.	932	28,400
Nippon Light Metal Co. Ltd.	1,000	1,502
Nippon Steel Corp.	12,000	60,685
Nisshin Steel Co. Ltd.	2,000	6,910
OneSteel Ltd.	1,467	8,560
Outokumpu OYJ	200	9,106
Oxiana Ltd.	2,788	8,096
[1]Rautaruukki OYJ	180	8,696
Rio Tinto Ltd.	612	68,459
Rio Tinto PLC	2,124	220,692
Salzgitter AG	91	15,847
SSAB Svenskt Stal AB Class A	312	8,773
SSAB Svenskt Stal AB Class B	250	6,419
Sumitomo Metal Industries Ltd.	9,000	34,068
Sumitomo Metal Mining Co. Ltd.	1,000	18,576
The Umicore Group	250	13,023
ThyssenKrupp AG	776	44,444
Toho Titanium Co. Ltd.	100	2,564
Tokyo Steel Manufacturing Co. Ltd.	200	2,708
Vallourec Group	99	24,059
Vedanta Resources PLC	145	6,034
Viohalco SA	210	2,177
Voestalpine AG	233	16,202
Xstrata PLC	1,357	95,031
Yamato Kogyo Co. Ltd.	100	4,026

9

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Metals & Mining—(continued)
Zinifex Ltd.	965	$8,794

Total		1,651,058

Multi-line Retail—0.6%
Aeon Co. Ltd.	1,300	15,466
Compagnie Nationale a Portefeuille	40	3,050
Harvey Norman Holdings Ltd.	1,080	3,856
Home Retail Group	1,862	9,659
Isetan Co. Ltd.	300	3,479
J Front Retailing Co. Ltd.	1,000	6,369
[1]KarstadtQuelle AG	108	2,163
Lifestyle International Holdings Ltd.	1,500	3,161
Marks & Spencer Group PLC	3,608	27,742
Marui Co. Ltd.	500	5,312
Metro AG	336	27,177
Mitsukoshi Ltd.	1,000	3,895
Next PLC	442	9,996
Parkson Retail Group Ltd.	500	4,189
PPR SA	169	25,066
Takashimaya Co. Ltd.	1,000	11,226

Total		161,806

Multi-Utilities—1.3%
AEM SpA	1,048	3,855
RWE AG	950	116,898
Suez SA	2,213	145,388
United Utilities PLC	1,919	26,310
Veolia Environnement	752	52,482

Total		344,933

Office Electronics—0.5%
Brother Industries Ltd.	300	3,080
Canon Marketing Japan, Inc.	200	3,765
Canon, Inc.	2,300	105,718
Neopost SA	60	6,741
OCE N.V.	141	2,402
Ricoh Co. Ltd.	1,000	16,403

Total		138,109

Oil & Gas—7.7%
Aeroports de Paris	65	7,411
BG Group PLC	7,179	166,347
BP PLC	40,809	414,865
Caltex Australia Ltd.	300	3,564
Cosmo Oil Co. Ltd.	1,000	3,134
1DET Norske Oljeselskap	1,500	2,681
ENI SpA	5,549	189,424
Fortum OYJ	923	37,649
Gaz de France SA	410	24,778
Hellenic Petroleum SA	230	3,031
Inpex Holdings, Inc.	2	22,231
Japan Petroleum Exploration Co.	100	6,609
[1]Lundin Petroleum AB	410	5,574
Motor Oil Hellas Corinth Refineries SA	101	2,133
National Grid PLC	5,617	77,122
Neste Oil OYJ	277	9,692
Nippon Mining Holdings, Inc.	2,000	10,575
Nippon Oil Corp.	3,000	18,686
Norsk Hydro ASA	1,425	20,790
[1]Ocean RIG ASA	394	3,021
OMV AG	360	23,816
Origin Energy Ltd.	1,928	16,127
[1]Paladin Resources Ltd.	1,110	5,159
Petroleum Geo-Services ASA	340	8,424
ProSafe ASA	350	5,506
Repsol YPF SA	1,661	57,383
Royal Dutch Shell PLC	7,625	262,979
Royal Dutch Shell PLC, B shares	5,879	197,975
Santos Ltd.	1,144	15,147
Showa Shell Sekiyu K.K.	400	4,038
Statoil ASA	2,718	81,555
TonenGeneral Sekiyu K.K.	1,000	8,542
Total SA	4,584	340,784
Tullow Oil PLC	1,448	18,990
Woodside Petroleum Ltd.	1,026	51,061

Total		2,126,803

Paper & Forest Products—0.3%
Holmen AB	130	4,498
Lee & Man Paper Manufacturing Ltd.	2,000	3,202
Mondi PLC	700	5,810
Nippon Paper Group, Inc.	2	4,727
OJI Paper Co. Ltd.	2,000	8,992
PaperlinX Ltd.	842	2,114
[1]Sonae Industria SGPS SA	159	1,106
Stora Enso OYJ	1,180	13,632
Svenska Cellulosa AB	1,180	21,506
UPM-Kymmene OYJ	1,153	20,500

Total		86,087

Personal Products—0.8%
Beiersdorf AG	187	15,749
L’Oreal SA	540	68,649
Oriflame Cosmetics SA	50	3,321
Shiseido Co. Ltd.	1,000	26,387
Unilever PLC	2,816	94,996

Total		209,102

Pharmaceuticals—5.4%
[1]Actelion Ltd.	193	10,533
Altana AG	110	2,323
Astellas Pharma, Inc.	1,100	42,520
AstraZeneca PLC	3,162	118,283
Chugai Pharmaceutical Co. Ltd.	500	5,643
CSL Ltd.	1,156	38,962
Daiichi Sankyo Co. Ltd.	1,500	44,237
Eisai Co. Ltd.	500	17,024

10

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Pharmaceuticals—(continued)
[1]Elan Corp. PLC	995	$20,524
GlaxoSmithKline PLC	11,681	247,239
H. Lundbeck A	100	2,501
Kyowa Hakko Kogyo Co. Ltd.	591	5,634
Merck KGaA	142	17,520
Mitsubishi Tanabe Pharma Corp.	1,000	11,626
Novartis AG	4,940	253,410
Novo-Nordisk A/S	1,020	69,824
Ono Pharmaceutical Co. Ltd.	100	4,827
Orion OYJ	168	3,643
Roche Holding AG	1,496	281,786
Sanofi-Aventis	2,177	163,494
Santen Pharmaceutical Co. Ltd.	200	4,656
Shionogi & Co. Ltd.	1,000	17,044
Shire PLC	561	10,844
Takeda Pharmaceutical Co. Ltd.	1,800	89,946
UCB SA	224	7,790

Total		1,491,833

Real Estate—2.8%
Allgreen Properties Ltd.	2,000	1,784
[2]Ascendas Real Estate Investment Trust	2,000	3,452
[1]Berkeley Group Holdings PLC	230	5,087
[2]British Land Co. PLC	1,099	20,021
[2]Brixton PLC	245	1,605
[2]CapitaCommercial Trust	2,000	3,220
[2]CapitaLand Ltd.	3,000	13,814
[2]CapitaMall Trust	2,000	5,003
[2]Castellum AB	300	3,662
2CFS Retail Property Trust	2,971	5,891
Cheung Kong Holdings Ltd.	3,000	42,596
[2]Cofinimmo	13	2,814
[2]Commonwealth Property Office Fund	3,017	3,664
[2]Corio NV	80	7,017
2DB RREEF Trust	5,539	8,523
Fabege AB	200	2,138
[2]Gecina SA	21	3,136
2GPT Group	4,458	13,230
[2]Great Portland Estates PLC	308	3,238
[2]Hammerson PLC	631	13,957
Hang Lung Group Ltd.	1,000	4,722
[2]Hang Lung Properties Ltd.	4,000	14,160
[2]Henderson Land Development Co. Ltd.	2,000	14,199
[2]Hysan Development Co. Ltd.	1,089	3,037
2ICADE EMGP	40	5,959
IMMOEAST Immobilien Anlagen AG	848	8,175
2IMMOFINANZ Immobilien Anlagen AG	920	9,974
2ING Industrial Fund	1,582	3,077
[2]Japan Prime Realty Investment Corp.	1	3,295
[2]Japan Real Estate Investment Corp.	1	11,616
[2]Japan Retail Fund Investment Corp.	1	6,299
[2]Keppel Land Ltd.	1,000	4,025
[2]Kerry Properties Ltd.	1,527	9,222
[2]Kiwi Income Property Trust	1,438	1,367
[2]Klepierre SA	138	8,477
[2]Kungsleden AB	233	2,893
[2]Land Securities Group PLC	988	29,602
Lend Lease Corp. Ltd.	768	9,292
LEOPALACE21 Corp.	300	4,840
[2]Liberty International PLC	579	11,215
[2]Link Real Estate Investment Trust (The Link REIT)	4,657	10,340
[2]Macquarie Goodman Group	2,947	11,598
[2]Macquarie Office Trust	4,146	3,445
[2]Mirvac Group	1,962	7,202
[2]Mitsubishi Estate Co. Ltd.	3,000	72,702
[2]Mitsui Fudosan Co. Ltd.	2,000	39,636
[2]New World Development Ltd.	5,178	12,549
[2]Nippon Building Fund, Inc.	1	12,618
Nomura Real Estate Holdings, Inc.	100	1,662
[2]Nomura Real Estate Office Fund, Inc.	1	8,091
2NTT Urban Development Corp.	2	2,864
1PSP Swiss Property AG	79	5,338
Sacyr Vallehermoso SA	197	6,850
[2]Segro PLC	849	8,564
Shui On Land Ltd.	3,500	3,283
[2]Sino Land Co.	2,087	4,505
[2]Stockland	90	510
[2]Stockland Trust Group	3,236	20,655
[2]Sumitomo Realty & Development Co. Ltd.	1,000	17,595
Sun Hung Kai Properties Ltd.	3,000	46,451
[2]Tokyo Tatemono Co. Ltd.	1,000	6,569
[2]Tokyu Land Corp.	1,000	6,259
[2]Unibail Holding	141	36,325
Urban Corp.	300	1,274
[2]Wereldhave NV	41	5,063
[2]Westfield Group	3,861	62,695
Wharf Holdings Ltd.	3,250	15,326
Wheelock & Co. Ltd.	1,000	2,769
[2]Wing Tai Holdings Ltd.	1,000	1,588
Yanlord Land Group Ltd.	1,000	1,545

Total		765,169

Road & Rail—0.9%
Arriva PLC	200	2,724
Central Japan Railway Co.	3	30,943
ComfortDelgro Corp. Ltd.	3,000	3,959
DSV A/S	400	8,753

11

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Road & Rail—(continued)
East Japan Railway Co.	7	$58,111
Firstgroup PLC	908	10,159
Hankyu Hanshin Holdings, Inc.	3,000	12,948
Keihin Electric Express Railway Co. Ltd.	1,000	6,790
Keio Corp.	1,000	5,558
Keisei Electric Railway Co. Ltd.	1,000	5,358
Kintetsu Corp.	3,000	10,695
MTR Corp.	3,111	10,673
National Express Group PLC	290	5,787
Nippon Express Co. Ltd.	2,000	11,476
Odakyu Electric Railway Co. Ltd.	1,000	7,390
SMRT Corp. Ltd.	2,000	2,640
Stagecoach Group PLC	990	4,757
Tobu Railway Co. Ltd.	2,000	10,655
Tokyu Corp.	2,000	10,174
West Japan Railway Co.	4	17,545

Total		237,095

Semiconductor Equipment & Products—0.6%
Advantest Corp.	300	7,766
ARM Holdings PLC	2,746	4,798
ASM Pacific Technology	500	3,607
1ASML Holding NV	891	21,939
1CSR PLC	254	1,644
[1]Infineon Technologies AG	1,665	11,710
Murata Manufacturing Co. Ltd.	500	24,785
Nikon Corp.	1,000	26,587
1OC Oerlikon Corp. AG	11	3,875
1Q-Cells AG	96	9,537
Seiko Epson Corp.	300	8,066
Shinko Electric Industries	100	1,127
STMicroelectronics NV	1,392	14,827
Sumco Corp.	200	4,356
Tokyo Electron Ltd.	400	24,274

Total		168,898

Software—0.9%
Dassault Systemes SA	112	6,510
Konami Corp.	200	7,511
Misys PLC	1,060	2,915
Nintendo Co. Ltd.	200	102,944
Oracle Corp. Japan	100	4,626
Sage Group PLC	2,714	10,136
SAP AG	1,896	94,328
Square Enix Co. Ltd.	100	3,485
[1]TomTom NV	140	5,797

Total		238,252

Specialty Retail—1.0%
Aoyama Trading Co. Ltd.	100	2,153
Belle International Holdings Ltd.	4,000	4,143
Billabong International Ltd.	277	3,288
Compagnie Financiere Richemont AG	1,091	61,243
Douglas Holding AG	63	3,432
DSG International PLC	3,489	4,399
Esprit Holdings Ltd.	2,000	24,016
Fast Retailing Co. Ltd.	100	8,802
Hennes & Mauritz AB	1,030	63,297
Inchcape PLC	997	7,958
Inditex SA	442	24,582
Kesa Electricals PLC	1,280	5,229
Kingfisher PLC	5,075	13,301
Nitori Co. Ltd.	50	2,824
Sega Sammy Holdings, Inc.	300	3,170
Shimachu Co. Ltd.	100	2,999
Shimamura Co. Ltd.	100	8,552
Signet Group PLC	3,331	4,084
Travis Perkins PLC	240	5,108
USS Co. Ltd.	50	3,455
Yamada Denki Co. Ltd.	180	15,502
Yue Yuen Industrial Holdings Ltd.	1,000	3,135

Total		274,672

Textiles & Apparel—0.5%
Adidas AG	423	28,151
Bulgari SpA	400	4,627
Christian Dior SA	55	6,094
Fiberweb PLC	212	255
Folli-Follie SA	50	1,674
Hermes International	153	19,126
LVMH Moet Hennessy Louis Vuitton SA	513	57,158
Puma AG Rudolf Dassler Sport	12	4,626
Swatch Group AG	64	17,125
Swatch Group AG-Registered Shares	98	5,037

Total		143,873

Tobacco—0.9%
British American Tobacco PLC	3,271	122,815
Imperial Tobacco Group PLC	1,424	65,540
Japan Tobacco, Inc.	10	49,970
Swedish Match AB	500	10,902

Total		249,227

Trading Companies & Distributors—1.1%
Bunzl PLC	675	9,509
Electrocomponents PLC	910	3,284
Hitachi High-Technologies Corp.	100	1,651
Itochu Corp.	3,000	29,561
Marubeni Corp.	3,000	21,811
Mitsubishi Corp.	2,900	87,412
Mitsui & Co. Ltd.	4,000	80,913
Sojitz Corp.	2,500	8,262
Sumitomo Corp.	2,200	28,927
Toyota Tsusho Corp.	400	8,472
Wolseley PLC	1,385	14,575

Total		294,377

12

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks—(continued)

Transportation Infrastructure—0.6%
Abertis Infraestructuras SA	537	$17,517
Asciano Group	945	3,452
Auckland International Airport Ltd.	1,654	2,964
Autostrade SpA	520	15,738
Brisa-Auto Estradas de Portugal SA	560	8,009
Cintra Concesiones de Infraestructuras de Transporte SA	561	8,307
Flughafen Wien AG	25	3,016
Fraport AG Frankfurt Airport Services Worldwide	40	2,890
Kuehne & Nagel International AG	100	10,013
Macquarie Airports	1,447	4,268
Macquarie Infrastructure Group	5,490	13,937
Societe Des Autoroutes Paris-Rhin-Rhone	60	7,263
Transurban Group	2,309	13,705
Vinci SA	880	63,682

Total		174,761

Water Utilities—0.1%
Severn Trent PLC	496	13,975

Wireless Telecommunication Services—1.7%
Bouygues SA	474	30,144
Carphone Warehouse Group PLC	786	4,448
[1]Foxconn International Holdings Ltd.	4,000	5,397
Hikari Tsushin, Inc.	100	2,944
KDDI Corp.	5	30,493
NTT DoCoMo, Inc.	34	51,412
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	418	4,961
Telstra Corp. Ltd.	2,957	7,587
Vodafone Group PLC	114,311	342,498

Total		479,884

Total Common Stocks—(Identified Cost $24,422,311)		26,386,389

Preferred Stocks—0.4%

Automobiles—0.2%
Porsche AG	180	32,936
Volkswagen AG	204	33,933
Bayerische Motoren Werke AG	48	2,117

Total		68,986

Diversified Financials—0.0%
[1]Istituto Finanziario Industriale SpA	133	3,666

Electrical Equipment—0.0%
Schindler Holding AG	100	7,498

Health Care Providers & Services—0.2%
Fresenius SE	78	6,503

Household Products—0.1%
Henkel KGaA	367	16,983

Insurance—0.0%
Unipol SpA	1,787	5,137

Media—0.3%
ProSiebenSat.1 Media AG	140	3,031

Multi-Utilities—0.0%
RWE AG	84	7,977

Real Estate—0.0%
[1]Meinl European Land Ltd.	571	6,506

Total Preferred Stocks—(Identified Cost $93,703)		126,287

Rights—0.0%

Dowa Mining Co. Ltd. Rights Exp. 1/29/10	1,000	10
Iluka Resources Rights Exp. 4/9/08	316	346

Total Rights—(Identified Cost $0)		356

Mutual Fund—0.3%
AIM Prime Fund (At Net Asset Value)	74,871	74,871

Total Investments—96.5%[3] (Identified Cost $24,590,885)		26,587,903

Other Assets & Liabilities—Net—3.5%		952,835

TOTAL NET ASSETS—100%		$27,540,738

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT)
[3]

At March 31, 2008, the cost of investments for federal tax purposes was $24,590,885. The net unrealized appreciation of investments for federal tax purposes was $1,997,018. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,251,924 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,254,906.

13

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

At March 31, 2008, the Portfolio had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
DJEuro Stoxx 50 Index	5	$280,442	June 2008	$(408)

FTSE 100 Index	1	$113,345	June 2008	$4,329

Topix Index	1	$121,720	June 2008	$1,307

MSCI EAFE Index	2	$205,300	June 2008	$9,456

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

The following table shows the percent of total long-term investments by geographic location as of March 31, 2008:

United Kingdom	20.8%
Japan	19.3%
France	9.7%
Germany	8.9%
Switzerland	7.0%
Australia	6.1%
Spain	4.2%
Italy	3.7%
Netherlands	2.9%
Sweden	2.3%
Finland	1.8%
Hong Kong	1.6%
Belgium	1.3%
Singapore	1.1%
Denmark	1.0%
Norway	0.9%
Greece	0.7%
Ireland	0.7%
Luxembourg	0.7%
Austria	0.6%
Bermuda	0.3%
Portugal	0.3%
United States	0.3%
Cayman Islands	0.2%
New Zealand	0.1%
Other assets and liabilities	3.5%

Total net assets	100.0%

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$26,550,267	$21,308
Level 2—Other Significant Observable Inputs	37,636	—
Level 3—Significant Unobservable Inputs	—	—

Total	$26,587,903	$21,308

*	Other financial instruments include futures, forwards and swap contracts.

14

AARP Portfolios

U.S. Bond Market Portfolio

March 31, 2008 (unaudited)

Portfolio of investments

	Par Amount	Value
Asset-Backed Securities—0.5%
Capital One Multi-Asset Execution Trust, 4.900%, 12/15/2017	$25,000	$21,070
Citibank Credit Card Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	15,091
Countrywide Asset-Backed Certificates, 4.454%, 10/25/2035	20,000	19,625
Countrywide Asset-Backed Certificates, 5.810%, 11/25/2036	50,000	36,574
Detroit Edison Securitization Funding LLC, 6.190%, 3/1/2013	25,000	26,205
Ford Credit Auto Owner Trust, 5.240%, 7/15/2012	50,000	51,232
Honda Auto Receivables Owner Trust, 4.930%, 3/18/2011	50,000	50,834
PSE&G Transition Funding LLC, 6.750%, 6/15/2016	10,000	11,089
Residential Asset Securities Corp., 3.870%, 5/25/2033	21,609	19,779
TXU Electric Delivery Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	50,486

Total Asset-Backed Securities—(Identified Cost $316,662)		301,985

Corporate Bonds—17.5%

Consumer Discretionary—1.9%
Anheuser-Busch Cos., Inc., 6.450%, 9/1/2037	25,000	27,073
CBS Corp., 7.875%, 7/30/2030	30,000	29,288
Clorox Co., 5.450%, 10/15/2012	50,000	51,524
Coca-Cola Co., 5.350%, 11/15/2017	25,000	26,136
Coca-Cola Enterprises, Inc., 6.750%, 9/15/2028	25,000	27,551
Comcast Corp., 5.900%, 3/15/2016	50,000	49,670
Comcast Corp., 6.450%, 3/15/2037	25,000	23,633
Comcast Corp., 6.950%, 8/15/2037	50,000	50,257
Costco Wholesale Corp., 5.500%, 3/15/2017	50,000	51,767
COX Communications, Inc., 4.625%, 1/15/2010	50,000	50,045
DaimlerChrysler North America Holdings, 7.200%, 9/1/2009	50,000	51,736
DaimlerChrysler North America Holdings, 8.500%, 1/18/2031	25,000	28,655
DaimlerChrysler North America Holdings Senior Note, 6.500%, 11/15/2013	50,000	52,766
Home Depot, Inc., 5.400%, 3/1/2016	50,000	47,071
Kohl’s Corp., 6.250%, 12/15/2017	25,000	23,848
Lowe’s Cos., Inc., 5.800%, 10/15/2036	25,000	22,786
May Department Stores Co., 6.700%, 7/15/2034	25,000	20,848
News America Holdings, Inc., 9.250%, 2/1/2013	60,000	69,696
News America, Inc. Senior Note, 6.150%, 3/1/2037	25,000	23,693
Target Corp. Note, 5.875%, 3/1/2012	50,000	52,562
Time Warner Cable, Inc., 5.850%, 5/1/2017	50,000	47,943
Time Warner, Inc., 5.875%, 11/15/2016	25,000	23,813
Time Warner, Inc., 7.700%, 5/1/2032	50,000	52,788
Viacom, Inc. Senior Note, 5.750%, 4/30/2011	100,000	101,135
Wal-Mart Stores, Inc., 4.125%, 7/1/2010	50,000	51,424
Wal-Mart Stores, Inc., 5.000%, 4/5/2012	100,000	105,170
Wal-Mart Stores, Inc., 5.250%, 9/1/2035	25,000	22,201

Total		1,185,079

Consumer Staples—0.9%
Archer-Daniels-Midland Co., 7.000%, 2/1/2031	25,000	27,053
ConAgra Foods, Inc., 7.000%, 10/1/2028	25,000	25,396
CVS Caremark Corp., 6.250%, 6/1/2027	25,000	24,983
General Mills, Inc., 6.000%, 2/15/2012	50,000	52,484
H.J. Heinz Finance Co., 6.000%, 3/15/2012	25,000	26,218
Hershey Co., 4.850%, 8/15/2015	25,000	24,538
Kraft Foods, Inc., 6.125%, 2/1/2018	25,000	25,030
Kraft Foods, Inc., 6.250%, 6/1/2012	50,000	52,118

1

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds—(continued)

Consumer Staples—(continued)
Kroger Co., 5.500%, 2/1/2013	$50,000	$51,761
McDonald’s Corp., 6.300%, 3/1/2038	50,000	51,329
Procter & Gamble Co., 5.550%, 3/5/2037	25,000	25,053
Procter & Gamble Co. Global Note, 6.875%, 9/15/2009	100,000	105,692
Yum! Brands, Inc., 6.250%, 3/15/2018	50,000	50,347

Total		542,002

Energy—1.4%
Alberta Energy Co. Ltd., 8.125%, 9/15/2030	25,000	29,735
Anadarko Petroleum Corp., 5.950%, 9/15/2016	25,000	25,897
Apache Corp., 6.000%, 1/15/2037	50,000	50,648
Appalachian Power Co., 5.000%, 6/1/2017	10,000	9,299
Boardwalk Pipelines LLC, 5.500%, 2/1/2017	20,000	19,649
Canadian Natural Resources Ltd., 5.700%, 5/15/2017	25,000	25,326
ConocoPhillips Canada Funding Co., 5.625%, 10/15/2016	50,000	52,485
ConocoPhillips Canada Funding Co., 5.950%, 10/15/2036	25,000	25,502
EnCana Corp., 4.750%, 10/15/2013	25,000	24,297
Enterprise Products Operating LP, 4.625%, 10/15/2009	50,000	50,629
Enterprise Products Operating LP, 6.875%, 3/1/2033	10,000	9,964
FirstEnergy Corp., 6.450%, 11/15/2011	25,000	26,190
FirstEnergy Corp., 7.375%, 11/15/2031	20,000	21,819
Hess Corp., 7.300%, 8/15/2031	25,000	28,250
KeySpan Corp., 8.000%, 11/15/2030	25,000	28,891
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013	25,000	24,680
Kinder Morgan Energy Partners LP, 6.000%, 2/1/2017	25,000	24,921
Marathon Oil Corp., 6.600%, 10/1/2037	25,000	24,919
Murphy Oil Corp., 6.375%, 5/1/2012	25,000	26,117
Pemex Project Funding Master Trust, 6.625%, 6/15/2035	25,000	25,903
Petro-Canada, 7.000%, 11/15/2028	25,000	25,525
Plains All American Pipeline LP, 6.650%, 1/15/2037	25,000	23,756
Progress Energy, Inc., 7.750%, 3/1/2031	25,000	29,403
Public Service Electric & Gas Co., 5.800%, 5/1/2037	25,000	24,288
TransCanada Pipelines Ltd., 6.200%, 10/15/2037	20,000	19,348
TransCanada Pipelines Ltd., 9.875%, 1/1/2021	25,000	33,797
Transocean, Inc., 6.000%, 3/15/2018	25,000	25,764
Valero Energy Corp., 7.500%, 4/15/2032	25,000	26,100
Williams Cos., Inc., 7.125%, 9/1/2011	50,000	53,375
XTO Energy, Inc., 6.100%, 4/1/2036	25,000	24,817

Total		841,294

Financials—7.7%
Allstate Corp., 5.950%, 4/1/2036	25,000	22,427
American General Finance Corp., 5.400%, 12/1/2015	20,000	18,235
American International Group, Inc., 6.250%, 5/1/2036	25,000	23,719
Ameritech Capital Funding, 6.550%, 1/15/2028	20,000	19,503
BAC Capital Trust XI, 6.625%, 5/23/2036	25,000	23,681
Bank of America Corp., 5.625%, 10/14/2016	50,000	51,072
Bank of America Corp., 7.800%, 2/15/2010	50,000	53,473
Bank of America NA, 5.300%, 3/15/2017	50,000	49,750
Bank of America NA, 6.000%, 10/15/2036	25,000	23,996
BB&T Corp., 5.250%, 11/1/2019	25,000	22,856
Bear Stearns Cos., Inc., 4.500%, 10/28/2010	50,000	47,149

2

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds—(continued)

Financials—(continued)
Bear Stearns Cos., Inc., 5.300%, 10/30/2015	$30,000	$28,205
Berkshire Hathaway Finance Corp., 4.850%, 1/15/2015	10,000	10,438
Capital One Capital IV, 6.745%, 2/17/2037	25,000	17,895
Chubb Corp., 6.000%, 11/15/2011	10,000	10,137
Cincinnati Financial Corp., 6.920%, 5/15/2028	10,000	10,244
CIT Group, Inc., 5.000%, 2/1/2015	25,000	19,610
Citigroup, Inc., 4.125%, 2/22/2010	100,000	99,087
Citigroup, Inc., 5.000%, 9/15/2014	100,000	94,370
Citigroup, Inc., 5.850%, 12/11/2034	50,000	43,603
Citigroup, Inc. Global Senior Note, 6.500%, 1/18/2011	100,000	103,766
CNA Financial Corp., 6.000%, 8/15/2011	25,000	25,691
Countrywide Financial Corp., 4.500%, 6/15/2010	50,000	44,553
Countrywide Financial Corp., 5.800%, 6/7/2012	25,000	22,670
Credit Suisse USA, 6.000%, 2/15/2018	50,000	49,973
Credit Suisse USA, Inc., 5.125%, 8/15/2015	100,000	98,914
Credit Suisse USA, Inc., 5.250%, 3/2/2011	50,000	51,492
Devon Financing Corp. ULC, 6.875%, 9/30/2011	50,000	54,617
Discover Financial Services, 6.450%, 6/12/2017	25,000	21,550
Duke Capital LLC, 5.500%, 3/1/2014	15,000	15,224
Fifth Third Bancorp, 8.250%, 3/1/2038	50,000	51,092
Financing Corp. (FICO), 9.650%, 11/2/2018	25,000	36,634
General Electric Capital Corp., 5.400%, 2/15/2017	50,000	50,861
General Electric Capital Corp., 5.875%, 1/14/2038	50,000	48,359
General Electric Capital Corp., 5.875%, 2/15/2012	150,000	159,209
General Electric Capital Corp., 6.750%, 3/15/2032	60,000	64,282
General Electric Insurance Solutions Corp., 7.000%, 2/15/2026	50,000	51,801
Genworth Financial, Inc., 4.750%, 6/15/2009	10,000	10,050
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	50,000	48,673
Goldman Sachs Group, Inc., 5.450%, 11/1/2012	100,000	101,382
Goldman Sachs Group, Inc., 5.950%, 1/15/2027	30,000	26,861
Goldman Sachs Group, Inc., 6.125%, 2/15/2033	25,000	22,833
Goldman Sachs Group, Inc., 6.345%, 2/15/2034	15,000	13,026
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	25,000	23,329
Goldman Sachs Group, Inc., 6.875%, 1/15/2011	50,000	53,408
Goldman Sachs Group, Inc., 7.800%, 1/28/2010	10,000	10,715
HSBC Finance Corp., 4.750%, 7/15/2013	100,000	98,420
HSBC Finance Corp., 5.000%, 6/30/2015	25,000	23,566
HSBC Finance Corp., 6.375%, 11/27/2012	100,000	101,383
Inter-American Development Bank, 5.000%, 4/5/2011	100,000	106,471
International Lease Finance Corp., 5.450%, 3/24/2011	100,000	99,974
International Lease Finance Corp., 5.650%, 6/1/2014	50,000	48,076
iStar Financial, Inc., 5.650%, 9/15/2011	25,000	19,014
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	25,000	21,322
JPMorgan Chase Capital XVIII, 6.950%, 8/17/2036	25,000	23,095
JP Morgan Chase Capital XXV, 6.800%, 10/1/2037	50,000	45,821
JPMorgan Chase & Co., 6.000%, 1/15/2018	25,000	26,119
JPMorgan Chase & Co., 6.625%, 3/15/2012	100,000	106,408
JPMorgan Chase & Co., 7.000%, 11/15/2009	100,000	104,525
Lazard Group, 6.850%, 6/15/2017	50,000	46,899
Lehman Brothers Holdings, Inc., 5.500%, 4/4/2016	50,000	46,958
Lehman Brothers Holdings, Inc., 6.750%, 12/28/2017	25,000	24,075
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037	25,000	21,739
Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	25,000	25,611

3

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds—(continued)

Financials—(continued)
Liberty Property LP, 6.625%, 10/1/2017	$50,000	$47,569
Marsh & McLennan Cos., Inc., 7.125%, 6/15/2009	25,000	25,457
Marshall & Ilsley Corp., 5.350%, 4/1/2011	50,000	50,308
Merrill Lynch & Co., Inc., 4.500%, 11/4/2010	100,000	98,922
Merrill Lynch & Co., Inc., 5.000%, 2/3/2014	50,000	47,122
Merrill Lynch & Co., Inc., 5.700%, 5/2/2017	50,000	47,579
MetLife, Inc., 5.000%, 6/15/2015	50,000	49,212
MetLife, Inc., 5.700%, 6/15/2035	10,000	8,925
MetLife, Inc., 6.125%, 12/1/2011	10,000	10,739
MetLife, Inc., 6.400%, 12/15/2036	25,000	19,923
Morgan Stanley, 5.375%, 10/15/2015	100,000	95,037
Morgan Stanley, 5.625%, 1/9/2012	100,000	100,832
PNC Bank NA, 4.875%, 9/21/2017	50,000	44,944
PNC Funding Corp., 5.625%, 2/1/2017	50,000	47,720
Principal Life Income Funding Trusts, 5.125%, 3/1/2011	100,000	104,504
ProLogis, 5.500%, 4/1/2012	50,000	50,168
Prudential Financial, Inc., 4.500%, 7/15/2013	50,000	49,141
Prudential Financial, Inc., 6.000%, 12/1/2017	50,000	50,487
Realty Income Corp., 5.950%, 9/15/2016	25,000	22,994
Simon Property Group LP, 5.100%, 6/15/2015	25,000	23,001
SLM Corp., 5.400%, 10/25/2011	25,000	20,208
Sovereign Bank, 5.125%, 3/15/2013	25,000	22,732
Transatlantic Holdings, Inc., 5.750%, 12/14/2015	20,000	20,921
Travelers Cos., Inc., 5.500%, 12/1/2015	25,000	24,926
Travelers Cos., Inc., 5.750%, 12/15/2017	25,000	25,327
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	54,855
Vornado Realty LP, 5.600%, 2/15/2011	25,000	24,548
Wachovia Bank NA, 4.875%, 2/1/2015	50,000	47,294
Wachovia Bank NA, 6.600%, 1/15/2038	25,000	23,235
Wachovia Corp., 5.625%, 10/15/2016	50,000	47,781
Wachovia Corp., 5.700%, 8/1/2013	50,000	50,060
Washington Mutual Bank, 5.500%, 1/15/2013	100,000	79,579
Wells Fargo Bank NA, 5.750%, 5/16/2016	100,000	103,256
Wells Fargo & Co., 5.250%, 10/23/2012	50,000	51,906
Wells Fargo & Co., 5.625%, 12/11/2017	25,000	25,619
Western Union Co., 5.400%, 11/17/2011	50,000	51,259
Western Union Co., 5.930%, 10/1/2016	35,000	34,804
Willis North America, Inc., 5.625%, 7/15/2015	25,000	24,909

Total		4,667,694

Health Care—1.0%
Abbott Laboratories, 5.600%, 5/15/2011	50,000	53,122
Aetna, Inc., 6.625%, 6/15/2036	35,000	34,098
AmerisourceBergen Corp., 5.875%, 9/15/2015	10,000	9,870
Amgen, Inc., 5.850%, 6/1/2017	25,000	25,024
Amgen, Inc., 6.375%, 6/1/2037	25,000	23,793
Baxter International, Inc., 4.625%, 3/15/2015	10,000	9,820
Baxter International, Inc., 5.900%, 9/1/2016	50,000	52,863
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	25,000	24,258
Eli Lilly & Co., 5.200%, 3/15/2017	50,000	51,500
Johnson & Johnson, 4.950%, 5/15/2033	10,000	9,313
Schering-Plough Corp., 6.000%, 9/15/2017	50,000	50,339
Teva Pharmaceutical Finance LLC, 5.550%, 2/1/2016	10,000	10,084
Teva Pharmaceutical Finance LLC, 6.150%, 2/1/2036	10,000	9,780
UnitedHealth Group, Inc., 5.250%, 3/15/2011	50,000	51,041

4

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds—(continued)

Health Care—(continued)
UnitedHealth Group, Inc., 6.000%, 11/15/2017	$25,000	$24,454
WellPoint, Inc., 6.375%, 1/15/2012	90,000	95,856
Wyeth, 5.500%, 2/15/2016	25,000	25,532
Wyeth, 7.250%, 3/1/2023	25,000	28,489

Total		589,236

Industrials—1.5%
Boeing Capital Corp. Ltd., 6.500%, 2/15/2012	50,000	54,309
Burlington Northern Santa Fe Corp., 5.900%, 7/1/2012	50,000	52,388
Canadian Pacific Railway Co., 5.950%, 5/15/2037	25,000	20,797
Caterpillar Financial Services Corp., 4.250%, 2/8/2013	50,000	49,990
Caterpillar Financial Services Corp., 5.125%, 10/12/2011	50,000	51,653
Caterpillar, Inc., 6.625%, 7/15/2028	10,000	10,919
Cooper US, Inc., 6.100%, 7/1/2017	25,000	26,435
CSX Corp., 6.250%, 3/15/2018	25,000	24,717
Dover Corp., 5.450%, 3/15/2018	25,000	25,296
Dun & Bradstreet Corp., 5.500%, 3/15/2011	50,000	52,027
Emerson Electric Co., 5.375%, 10/15/2017	25,000	25,828
FedEx Corp., 5.500%, 8/15/2009	20,000	20,487
Honeywell International, Inc., 5.300%, 3/1/2018	50,000	51,335
Honeywell International, Inc., 5.400%, 3/15/2016	25,000	26,104
Honeywell International, Inc., 5.700%, 3/15/2036	25,000	24,604
Honeywell International, Inc., 7.500%, 3/1/2010	50,000	53,914
International Business Machines Corp., 6.500%, 1/15/2028	50,000	52,718
Lockheed Martin Corp., 4.121%, 3/14/2013	25,000	25,064
Lockheed Martin Corp., 7.750%, 5/1/2026	25,000	30,496
Norfolk Southern Corp., 7.700%, 5/15/2017	10,000	11,589
Norfolk Southern Corp., 7.800%, 5/15/2027	15,000	17,465
Northrop Grumman Corp., 7.750%, 2/15/2031	15,000	18,557
Pitney Bowes, Inc., 5.750%, 9/15/2017	25,000	25,483
Southwest Airlines Co., 5.250%, 10/1/2014	50,000	48,487
[1]Tyco Electronics Group SA, 6.000%, 10/1/2012	50,000	51,297
Tyco International Group SA, 6.000%, 11/15/2013	25,000	25,134
Waste Management, Inc., 6.375%, 11/15/2012	25,000	25,988

Total		903,081

Information Technology—0.5%
Cisco Systems, Inc., 5.250%, 2/22/2011	100,000	104,458
Electronic Data Systems Corp., 6.500%, 8/1/2013	25,000	24,807
Hewlett-Packard Co., 5.250%, 3/1/2012	25,000	26,148
Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/2016	50,000	50,054
Science Applications International Corp., 6.250%, 7/1/2012	20,000	22,030
United Technologies Corp., 6.050%, 6/1/2036	25,000	25,913
Xerox Corp., 5.500%, 5/15/2012	50,000	50,467

Total		303,877

Materials—0.4%
Alcoa, Inc., 5.900%, 2/1/2027	25,000	22,591
Alcoa, Inc., 7.375%, 8/1/2010	25,000	26,738
Dow Chemical Co., 6.000%, 10/1/2012	50,000	52,719
EI Du Pont de Nemours & Co., 5.600%, 12/15/2036	25,000	23,555
Falconbridge Ltd., 5.500%, 6/15/2017	25,000	23,393
Vale Overseas Ltd., 6.875%, 11/21/2036	50,000	49,036
Weyerhaeuser Co., 7.375%, 3/15/2032	50,000	49,556

Total		247,588

Telecommunication Services—1.0%
AT&T Wireless Services, Inc., 8.125%, 5/1/2012	50,000	56,003
AT&T, Inc., 6.150%, 9/15/2034	25,000	24,090

5

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds—(continued)

Telecommunication Services—(continued)
AT&T, Inc., 6.300%, 1/15/2038	$25,000	$24,253
AT&T, Inc., 6.800%, 5/15/2036	25,000	25,770
BellSouth Capital Funding Corp., 7.875%, 2/15/2030	25,000	27,704
BellSouth Corp., 5.200%, 9/15/2014	30,000	29,991
BellSouth Corp., 6.000%, 11/15/2034	10,000	9,420
EMBARQ Corp., 6.738%, 6/1/2013	50,000	48,402
Motorola, Inc., 6.000%, 11/15/2017	25,000	21,454
SBC Communications, Inc. Global Note, 6.250%, 3/15/2011	50,000	52,386
Sprint Capital Corp., 7.625%, 1/30/2011	100,000	92,557
Sprint Nextel Corp., 6.000%, 12/1/2016	25,000	19,468
Verizon Communications, Inc., 5.500%, 2/15/2018	50,000	48,790
Verizon Communications, Inc., 5.550%, 2/15/2016	50,000	49,823
Verizon Global Funding Corp., 5.850%, 9/15/2035	10,000	9,139
Verizon Global Funding Corp., 7.750%, 12/1/2030	25,000	27,238
Verizon New England, Inc., 6.500%, 9/15/2011	30,000	31,367

Total		597,855

Utilities—1.2%
Arizona Public Service Co., 6.500%, 3/1/2012	10,000	10,421
Carolina Power & Light Co., 5.125%, 9/15/2013	10,000	10,499
Cincinnati Gas & Electric, 5.700%, 9/15/2012	50,000	52,614
Columbus Southern Power Co., 6.600%, 3/1/2033	25,000	24,496
Commonwealth Edison Co., 5.900%, 3/15/2036	25,000	22,609
Consolidated Edison Co. of New York, 4.875%, 2/1/2013	50,000	51,144
Consolidated Edison Co. of New York, Inc., 6.300%, 8/15/2037	25,000	24,971
Constellation Energy Group, 7.000%, 4/1/2012	50,000	53,222
Dominion Resources, Inc., 5.150%, 7/15/2015	15,000	14,727
Dominion Resources, Inc., 6.000%, 11/30/2017	50,000	52,059
El Paso Natural Gas Co., 5.950%, 4/15/2017	50,000	49,293
Exelon Corp., 4.450%, 6/15/2010	25,000	25,270
Exelon Corp., 5.625%, 6/15/2035	15,000	13,233
Florida Power & Light Co., 4.950%, 6/1/2035	25,000	21,808
MidAmerican Energy Co., 6.750%, 12/30/2031	10,000	10,476
MidAmerican Funding LLC, 6.927%, 3/1/2029	25,000	26,640
National Rural Utilities Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	108,848
Nisource Finance Corp., 6.400%, 3/15/2018	25,000	25,082
Oneok, Inc., 5.200%, 6/15/2015	25,000	24,477
Pacific Gas & Electric Co., 6.050%, 3/1/2034	15,000	14,752
Public Service Co. of Colorado, 6.250%, 9/1/2037	10,000	10,445
Puget Sound Energy, Inc., 6.274%, 3/15/2037	25,000	23,774
Sempra Energy, 7.950%, 3/1/2010	25,000	26,869
TXU Electric Delivery Co., 7.000%, 5/1/2032	25,000	23,593
Virginia Electric and Power Co., 5.400%, 1/15/2016	50,000	50,613

Total		771,935

Total Corporate Bonds—(Identified Cost $10,769,293)		10,649,641

International Debt—4.5%
Abbey National PLC, 7.950%, 10/26/2029	25,000	26,841
Alcan, Inc., 5.200%, 1/15/2014	50,000	50,223
America Movil SAB de CV, 5.625%, 11/15/2017	50,000	49,681
America Movil SA de CV, 5.750%, 1/15/2015	15,000	15,250
AstraZeneca PLC, 6.450%, 9/15/2037	25,000	26,916
BHP Billiton Finance Ltd., 5.000%, 12/15/2010	25,000	25,734

6

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Par Amount	Value
International Debt—(continued)

BHP Billiton Finance Ltd., 5.125%, 3/29/2012	$25,000	$25,437
British Telecommunications PLC, 8.625%, 12/15/2010	50,000	55,021
British Telecommunications PLC, 9.125%, 12/15/2030	25,000	31,133
Canadian National Railway Co., 6.200%, 6/1/2036	25,000	24,165
Deutsche Bank AG, 5.375%, 10/12/2012	100,000	104,615
Deutsche Bank AG, 6.000%, 9/1/2017	50,000	52,149
Deutsche Telekom International Finance BV, 8.250%, 6/15/2030	25,000	30,073
Diageo Finance BV, 5.300%, 10/28/2015	50,000	50,296
Eksportfinans ASA, 5.000%, 2/14/2012	100,000	106,553
European Investment Bank, 4.125%, 9/15/2010	50,000	52,170
European Investment Bank, 4.625%, 5/15/2014	200,000	212,365
European Investment Bank, 4.875%, 2/16/2016	50,000	53,677
Export-Import Bank Of Korea (KEXIM), 5.125%, 2/14/2011	25,000	25,514
France Telecom SA, 7.750%, 3/1/2011	100,000	108,505
HSBC Holdings PLC, 6.500%, 5/2/2036	25,000	24,262
HSBC Holdings PLC, 7.500%, 7/15/2009	50,000	51,784
Hydro Quebec, 6.300%, 5/11/2011	25,000	27,349
International Bank for Reconstruction & Development, 7.625%, 1/19/2023	25,000	34,125
Israel Government International Bond, 5.500%, 11/9/2016	25,000	26,301
Italy Government International Bond, 4.500%, 1/21/2015	100,000	105,857
Italy Government International Bond, 5.625%, 6/15/2012	100,000	110,103
Italy, Republic of,, 6.875%, 9/27/2023	25,000	31,066
KfW Bankengruppe, 3.250%, 3/15/2013	100,000	100,696
KfW Bankengruppe, 4.875%, 1/17/2017	100,000	107,152
Landwirtschaftliche Rentenbank, 4.875%, 2/14/2011	100,000	106,862
Mexico Government International Bond, 6.625%, 3/3/2015	25,000	28,000
Mexico Government International Bond, 6.750%, 9/27/2034	20,000	22,360
Mexico Government International Bond, 8.300%, 8/15/2031	50,000	65,875
Nexen, Inc., 5.875%, 3/10/2035	25,000	22,823
Oesterreichische Kontrollbank AG, 4.875%, 2/16/2016	100,000	107,143
Province of Nova Scotia Canada, 5.125%, 1/26/2017	50,000	54,199
Province of Ontario Canada, 5.000%, 10/18/2011	100,000	107,085
Province of Quebec Canada, 4.600%, 5/26/2015	50,000	52,529
Province of Quebec Canada, 7.500%, 9/15/2029	10,000	13,447
Region of Lombardy Italy, 5.804%, 10/25/2032	50,000	55,967
Republic of Korea, 4.875%, 9/22/2014	25,000	25,559
Royal Bank of Canada, 3.875%, 5/4/2009	30,000	30,374
Royal Bank of Scotland Group PLC, 7.648%, 8/31/2049	25,000	23,924
Telecom Italia Capital SA, 6.375%, 11/15/2033	50,000	43,847
Telefonica Emisiones SAU, 5.984%, 6/20/2011	50,000	51,525
Telefonica Emisiones SAU, 6.221%, 7/3/2017	25,000	25,200
Thomson Corp. Note, 5.700%, 10/1/2014	75,000	74,260
Vodafone Group PLC, 6.150%, 2/27/2037	25,000	23,378
Vodafone Group PLC, 7.875%, 2/15/2030	25,000	27,553
Weatherford International Ltd., 5.500%, 2/15/2016	25,000	24,691

Total International Debt—(Identified Cost $2,636,541)		2,731,614

7

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Par Amount	Value
Mortgage-Backed Securities—38.6%
Federal Home Loan Mortgage Corporation GOLD 15 YR, 4.500%	$225,000	$223,664
Federal Home Loan Mortgage Corporation GOLD 30 YR, 5.500% - 6.500%	700,000	713,297
Federal Home Loan Mortgage Corporation, 4.500% - 7.000%, 5/1/2020 - 8/1/2037	5,962,365	6,025,824
Federal National Mortgage Association, 4.000% - 7.000%, 6/1/2019 - 12/1/2037	14,020,032	14,216,145
Government National Mortgage Association 30 YR, 5.000% - 6.500%	775,000	797,332
Government National Mortgage Association, 4.500% - 6.500%, 4/15/2036 - 8/15/2037	1,474,200	1,501,917

Total Mortgage-Backed Securities—(Identified Cost $22,927,971)		23,478,179

U.S. Treasury—22.4%

U.S. Treasury Bonds—5.8%
4.500%, 2/15/2036	125,000	129,170
4.375%, 2/15/2038	25,000	25,305
4.750%, 2/15/2037	115,000	123,724
5.000%, 5/15/2037	100,000	111,898
5.250%, 2/15/2029	65,000	73,282
6.125%, 11/15/2027	75,000	93,129
6.125%, 8/15/2029	75,000	93,932
6.250%, 8/15/2023	200,000	246,234
6.250%, 5/15/2030	75,000	95,895
6.375%, 8/15/2027	170,000	216,378
6.625%, 2/15/2027	25,000	32,537
6.750%, 8/15/2026	160,000	209,938
6.875%, 8/15/2025	200,000	263,813
7.125%, 2/15/2023	140,000	185,555
7.250%, 5/15/2016	100,000	128,562
7.500%, 11/15/2016	50,000	65,328
8.000%, 11/15/2021	270,000	380,911
8.500%, 2/15/2020	130,000	186,540
8.750%, 5/15/2017	215,000	302,999
8.750%, 8/15/2020	80,000	117,500
8.875%, 8/15/2017	150,000	213,727
9.250%, 2/15/2016	135,000	192,586

Total		3,488,943

U.S. Treasury Notes—16.6%
2.500%, 3/31/2013	125,000	125,239
3.125%, 11/30/2009	100,000	102,461
3.500%, 8/15/2009	250,000	256,739
3.625%, 7/15/2009	400,000	410,719
3.625%, 1/15/2010	380,000	393,508
3.625%, 12/31/2012	250,000	263,496
3.875%, 5/15/2009	400,000	410,406
4.000%, 9/30/2009	250,000	259,082
4.000%, 4/15/2010	200,000	209,531
4.000%, 2/15/2015	500,000	537,813
4.125%, 8/31/2012	200,000	214,609
4.250%, 1/15/2011	650,000	694,942
4.250%, 9/30/2012	675,000	729,686
4.250%, 8/15/2014	100,000	109,328
4.250%, 11/15/2017	50,000	53,363
4.500%, 2/28/2011	100,000	107,789
4.500%, 9/30/2011	100,000	108,406
4.500%, 3/31/2012	400,000	434,532
4.500%, 4/30/2012	250,000	271,699
4.625%, 12/31/2011	500,000	546,094
4.625%, 2/29/2012	150,000	163,676
4.625%, 7/31/2012	100,000	109,344
4.625%, 2/15/2017	825,000	906,404
4.750%, 3/31/2011	200,000	217,063
4.750%, 5/31/2012	100,000	109,719
4.750%, 5/15/2014	100,000	112,289
4.750%, 8/15/2017	200,000	221,344
4.875%, 8/15/2009	500,000	522,579
4.875%, 4/30/2011	250,000	272,461
4.875%, 5/31/2011	100,000	109,172
4.875%, 6/30/2012	175,000	192,897
4.875%, 8/15/2016	150,000	168,070
5.125%, 6/30/2011	250,000	275,332
5.125%, 5/15/2016	150,000	170,930
6.000%, 8/15/2009	300,000	318,328

Total		10,109,050

Total U.S. Treasury—(Identified Cost $12,747,193)		13,597,993

U.S. Government Agencies—9.5%
Federal Farm Credit Bank, 4.750% - 5,375%, 8/3/2009 - 1/17/2017	325,000	345,896
Federal Home Loan Bank of Chicago, 5.625%, 6/13/2016	50,000	54,914
Federal Home Loan Bank System, 4.250% - 5.500%, 4/24/2009 - 7/15/2036	1,525,000	1,584,965
Federal Home Loan Mortgage Corp., 2.875% - 6.750%, 4/30/2010 - 7/15/2032	1,705,000	1,784,024
Federal National Mortgage Association, 2.500% - 7.250%, 4/9/2010 - 7/15/2037	1,810,000	1,927,562

8

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Par Amount	Value
U.S. Government Agencies—(continued)

Tennessee Valley Authority, 5.500% - 6.750%, 7/18/2017 - 1/15/2038	$75,000	$89,093

Total U.S. Government Agencies—(Identified Cost $5,541,287)		5,786,454

Commercial Mortgage-Backed Securities—5.5%
Banc of America Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	59,076
Banc of America Commercial Mortgage, Inc., 5.228%, 10/10/2045	20,000	19,684
Banc of America Commercial Mortgage, Inc., 5.356%, 10/10/2045	100,000	98,048
Banc of America Commercial Mortgage, Inc., 5.659%, 6/10/2049	125,000	123,660
Bear Stearns Commercial Mortgage Securities, 4.740%, 3/13/2040	40,000	38,202
Bear Stearns Commercial Mortgage Securities, 4.978%, 7/11/2042	200,000	198,655
Bear Stearns Commercial Mortgage Securities, 5.405%, 12/11/2040	50,000	50,290
Bear Stearns Commercial Mortgage Securities, 7.080%, 7/15/2031	46,672	47,368
Chase Commercial Mortgage Securities Corp., 7.319%, 10/15/2032	24,923	25,825
Citigroup Commercial Mortgage Trust, 5.723%, 3/15/2049	25,000	18,111
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.225%, 7/15/2044	50,000	48,006
Commercial Mortgage Pass Through Certificates, 5.347%, 12/10/2046	50,000	44,986
Commercial Mortgage Pass Through Certificates, 5.706%, 6/10/2046	50,000	49,418
Credit Suisse Mortgage Capital Certificates, 5.827%, 6/15/2038	100,000	101,695
CS First Boston Mortgage Securities Corp., 4.429%, 12/15/2036	250,000	246,530
CS First Boston Mortgage Securities Corp., 4.730%, 7/15/2037	20,000	18,704
CS First Boston Mortgage Securities Corp., 5.230%, 12/15/2040	50,000	49,698
CS First Boston Mortgage Securities Corp., 5.416%, 5/15/2036	35,000	35,476
CS First Boston Mortgage Securities Corp., 6.387%, 8/15/2036	25,000	25,600
CS First Boston Mortgage Securities Corp., 6.480%, 5/17/2040	1,108	1,108
CW Capital Cobalt Ltd., 5.484%, 4/15/2047	25,000	24,338
G.E. Capital Commercial Mortgage Corp., 5.189%, 7/10/2039	150,000	151,189
GMAC Commercial Mortgage Securities, Inc., 6.465%, 4/15/2034	24,825	25,430
GMAC Commercial Mortgage Securities, Inc., 6.957%, 9/15/2035	20,000	20,707
Greenwich Capital Commercial Funding Corp., 5.224%, 4/10/2037	100,000	99,591
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	125,000	123,672
GS Mortgage Securities Corp. II, 4.761%, 7/10/2039	15,000	14,587
GS Mortgage Securities Corp. II, 5.396%, 8/10/2038	100,000	101,581
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	19,570
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	48,932
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	33,858
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	19,807
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM, 5.000%, 10/15/2042	15,000	14,196

9

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

	Par Amount	Value
Commercial Mortgage-Backed Securities—(continued)

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	$100,000	$99,186
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	99,087
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	48,664
LB-UBS Commercial Mortgage Trust, 4.361%, 1/15/2029	50,000	47,502
LB-UBS Commercial Mortgage Trust, 5.018%, 2/15/2031	32,407	32,268
LB-UBS Commercial Mortgage Trust, 5.084%, 2/15/2031	25,000	24,671
LB-UBS Commercial Mortgage Trust, 5.139%, 2/15/2031	20,000	19,072
LB-UBS Commercial Mortgage Trust, 5.207%, 2/15/2031	20,000	19,329
LB-UBS Commercial Mortgage Trust, 5.430%, 2/15/2040	100,000	97,293
Merrill Lynch, 5.378%, 8/12/2048	100,000	96,953
Merrill Lynch Mortgage Trust, 5.244%, 11/12/2037	50,000	50,051
Morgan Stanley Capital I, 5.223%, 11/14/2042	25,000	25,273
Morgan Stanley Capital I, 5.514%, 11/12/2049	100,000	98,103
Morgan Stanley Capital I, 6.648%, 6/3/2030	150,000	150,297
PG&E Energy Recovery Funding LLC, 5.030%, 3/25/2014	50,000	51,684
Salomon Brothers Mortgage Securities VII, 7.455%, 7/18/2033	21,723	22,419
Wachovia Bank Commercial Mortgage Trust, 4.516%, 5/15/2044	15,000	14,739
Wachovia Bank Commercial Mortgage Trust, 4.867%, 2/15/2035	100,000	98,222
Wachovia Bank Commercial Mortgage Trust, 5.203%, 1/15/2045	68,123	67,886
Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/2048	75,000	72,868
Wachovia Bank Commercial Mortgage Trust, 5.416%, 1/15/2045	50,000	49,584
Wachovia Bank Commercial Mortgage Trust, 5.515%, 1/15/2045	50,000	41,168

Total Commercial Mortgage-Backed Securities—(Identified Cost $3,362,925)		3,323,917

Municipal Bonds—0.1%
State of Illinois, 4.950%, 6/1/2023	25,000	25,270
State of Illinois Taxable, 5.100%, 6/1/2033	25,000	25,000

Total Municipal Bonds—(Identified Cost $48,586)		50,270

Commercial Paper—2.1%
Lexington Parker Capital Co. LLC, 3.450%, 4/14/2008	700,000	699,128
Mont Blanc Capital Corp, 2.780%, 4/21/2008	600,000	599,073

Total Commercial Paper—(Identified Cost $1,298,201)		1,298,201

Mutual Fund—2.5%
AIM Prime Fund (At Net Asset Value)	1,538,577	1,538,577

Total Investments—103.2% (Identified Cost $61,187,236)[2]		62,756,831

Other Assets & Liabilities-Net—(3.2)%		(1,984,469)

Total Net Assets—100.0%		$60,772,362

10

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2008 (unaudited)

Portfolio of investments

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At March 31, 2008, these securities amounted to $51,291 which represents 0.1% of total net assets.

[2]

At March 31, 2008, the cost of investments for federal tax purposes was $61,187,236. The net unrealized appreciation of investments for federal tax purposes was $1,569,595. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,936,401 and net unrealized depreciation from investments for those securities having an excess of cost over value of $366,806.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$20,923,024	$—
Level 2—Other Significant Observable Inputs	41,833,807	—
Level 3—Significant Unobservable Inputs	—	—

Total	$62,756,831	$—

*	Other financial instruments include futures, forwards and swap contracts.

11

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Larry Renfro, the registrant’s President and Principal Executive Officer, and Richard Hisey, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Renfro and Mr. Hisey determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP FUNDS

By:	/s/ Larry Renfro
Larry Renfro
President and Principal Executive Officer

Date:	May 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Larry Renfro
Larry Renfro
President and Principal Executive Officer

Date:	May 1, 2008

By:	/s/ Richard Hisey
Richard Hisey
Treasurer and Principal Financial Officer

Date:	May 1, 2008